UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020-December 31, 2020

Item 1: Reports to Shareholders

Annual Report   |   December 31, 2020
Vanguard Institutional Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	6
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended December 31, 2020, Vanguard Institutional Index Fund returned 18.39% for Institutional Shares and 18.41% for Institutional Plus Shares, closely tracking its target index, the Standard & Poor’s 500 Index. The fund provides exposure to the stocks of the largest U.S. companies.
•	The fiscal year was marked by the global spread of COVID-19 and efforts to contain it. Responses from policymakers, the creation and initial distribution of vaccines, and the easing of some restrictions lifted investor sentiment, and stock markets hit highs in December. After an initial period of high volatility and low liquidity in the bond markets, yields fell and prices rose amid unprecedented actions taken by governments and central banks to blunt the virus’s economic impact.
•	The information technology, consumer discretionary, and communication services sectors were among the largest contributors to performance. Among the biggest detractors were energy, financials, and real estate.
•	For the ten years ended December 31, 2020, the fund posted average annual returns of 13.86% for Institutional Shares and 13.88% for Institutional Plus Shares, closely tracking the return of its target index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2020
Institutional Index Fund	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,221.53	$0.20
Institutional Plus Shares	1,000.00	1,221.61	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.96	$0.18
Institutional Plus Shares	1,000.00	1,025.04	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.035% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).
3

Institutional Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $5,000,000
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Institutional Index Fund Institutional Shares	18.39%	15.19%	13.86%	$18,306,040
S&P 500 Index	18.40	15.22	13.88	18,349,775
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Institutional Index Fund Institutional Plus Shares	18.41%	15.21%	13.88%	$366,809,120
S&P 500 Index	18.40	15.22	13.88	366,995,500
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	362,402,560

See Financial Highlights for dividend and capital gains information.
4

Institutional Index Fund
Fund Allocation
As of December 31, 2020
Communication Services	10.8%
Consumer Discretionary	12.7
Consumer Staples	6.5
Energy	2.3
Financials	10.4
Health Care	13.5
Industrials	8.4
Information Technology	27.6
Materials	2.6
Real Estate	2.4
Utilities	2.8
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
5

Institutional Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (10.7%)
*	Facebook Inc. Class A	19,739,456	5,392,030
*	Alphabet Inc. Class A	2,468,665	4,326,681
*	Alphabet Inc. Class C	2,383,525	4,175,650
*	Walt Disney Co.	14,866,161	2,693,451
	Verizon Communications Inc.	33,979,230	1,996,280
	Comcast Corp. Class A	37,491,270	1,964,543
*	Netflix Inc.	3,627,686	1,961,599
	AT&T Inc.	58,512,703	1,682,825
*	Charter Communications Inc. Class A	1,198,070	792,583
*	T-Mobile US Inc.	4,790,330	645,976
	Activision Blizzard Inc.	6,346,011	589,227
*	Twitter Inc.	6,530,682	353,636
	Electronic Arts Inc.	2,381,809	342,028
*	Take-Two Interactive Software Inc.	944,438	196,245
	ViacomCBS Inc. Class B	4,638,915	172,846
	Omnicom Group Inc.	1,763,532	109,991
*	Live Nation Entertainment Inc.	1,174,545	86,306
	Fox Corp. Class A	2,779,995	80,953
	CenturyLink Inc.	8,106,094	79,034
	News Corp. Class A	4,206,221	75,586
	Interpublic Group of Cos. Inc.	3,200,538	75,277
*	Discovery Inc. Class C	2,570,227	67,314
*	DISH Network Corp. Class A	2,034,809	65,806
*	Fox Corp. Class B	1,259,506	36,374
*	Discovery Inc. Class A	1,189,065	35,779
	News Corp. Class B	504	9
			27,998,029
Consumer Discretionary (12.7%)
*	Amazon.com Inc.	3,501,954	11,405,619
*	Tesla Inc.	6,226,673	4,393,976
	Home Depot Inc.	8,840,234	2,348,143
	NIKE Inc. Class B	10,303,352	1,457,615
	McDonald's Corp.	6,118,445	1,312,896
	Starbucks Corp.	9,637,775	1,031,049
	Lowe's Cos. Inc.	6,016,525	965,712
*	Booking Holdings Inc.	336,336	749,111
	Target Corp.	4,112,058	725,902
	TJX Cos. Inc.	9,858,494	673,237
6

Institutional Index Fund
		Shares	Market Value• ($000)
	General Motors Co.	10,342,475	430,661
	Dollar General Corp.	2,011,821	423,086
	Ross Stores Inc.	2,923,150	358,992
*	Chipotle Mexican Grill Inc. Class A	229,732	318,572
	Aptiv plc	2,217,260	288,887
	Marriott International Inc. Class A	2,183,873	288,097
	Ford Motor Co.	32,084,475	282,023
	eBay Inc.	5,376,796	270,184
*	O'Reilly Automotive Inc.	594,713	269,149
	Yum! Brands Inc.	2,476,958	268,899
	Hilton Worldwide Holdings Inc.	2,277,755	253,423
*	AutoZone Inc.	190,405	225,714
	VF Corp.	2,625,589	224,252
*	Dollar Tree Inc.	1,931,191	208,646
	Best Buy Co. Inc.	1,892,307	188,833
	DR Horton Inc.	2,724,086	187,744
*	Etsy Inc.	1,035,392	184,207
	Lennar Corp. Class A	2,220,805	169,292
	Las Vegas Sands Corp.	2,697,033	160,743
	Expedia Group Inc.	1,116,130	147,776
	Garmin Ltd.	1,224,741	146,552
	Tractor Supply Co.	956,548	134,472
*	Ulta Beauty Inc.	462,493	132,809
	Carnival Corp.	6,106,316	132,263
	Darden Restaurants Inc.	1,068,871	127,324
*	CarMax Inc.	1,347,132	127,250
	Domino's Pizza Inc.	323,447	124,029
	Pool Corp.	329,672	122,803
	Genuine Parts Co.	1,184,163	118,925
*	NVR Inc.	28,708	117,125
	Tiffany & Co.	886,893	116,582
	Royal Caribbean Cruises Ltd.	1,527,634	114,099
	MGM Resorts International	3,362,005	105,937
	Hasbro Inc.	1,047,781	98,009
	PulteGroup Inc.	2,204,211	95,046
	Whirlpool Corp.	514,125	92,794
	Wynn Resorts Ltd.	797,854	90,022
	Advance Auto Parts Inc.	557,498	87,811
*	LKQ Corp.	2,299,473	81,033
	BorgWarner Inc.	2,007,400	77,566
	L Brands Inc.	1,916,756	71,284
	Tapestry Inc.	2,275,913	70,735
*	Mohawk Industries Inc.	490,180	69,091
*	Norwegian Cruise Line Holdings Ltd.	2,597,575	66,056
	Newell Brands Inc.	3,094,204	65,690
	PVH Corp.	585,094	54,934
	Leggett & Platt Inc.	1,088,882	48,237
	Hanesbrands Inc.	2,861,862	41,726
	Ralph Lauren Corp. Class A	394,891	40,966
	Gap Inc.	1,686,927	34,059
*	Under Armour Inc. Class A	1,553,736	26,678
*	Under Armour Inc. Class C	1,598,671	23,788
	Lennar Corp. Class B	46,974	2,875
			33,071,010
7

Institutional Index Fund
		Shares	Market Value• ($000)
Consumer Staples (6.5%)
	Procter & Gamble Co.	20,360,836	2,833,007
	Coca-Cola Co.	31,758,201	1,741,620
	PepsiCo Inc.	11,347,725	1,682,868
	Walmart Inc.	11,383,755	1,640,968
	Costco Wholesale Corp.	3,623,091	1,365,108
	Philip Morris International Inc.	12,787,695	1,058,693
	Mondelez International Inc. Class A	11,744,056	686,675
	Altria Group Inc.	15,260,009	625,660
	Colgate-Palmolive Co.	7,039,135	601,916
	Estee Lauder Cos. Inc. Class A	1,860,179	495,161
	Kimberly-Clark Corp.	2,793,099	376,594
	Sysco Corp.	4,182,260	310,575
	Constellation Brands Inc. Class A	1,391,817	304,878
	General Mills Inc.	5,020,044	295,179
*	Monster Beverage Corp.	3,034,501	280,631
	Walgreens Boots Alliance Inc.	5,898,823	235,245
	Archer-Daniels-Midland Co.	4,568,926	230,320
	Kroger Co.	6,362,246	202,065
	McCormick & Co. Inc.	2,042,338	195,248
	Hershey Co.	1,211,532	184,553
	Kraft Heinz Co.	5,321,221	184,434
	Church & Dwight Co. Inc.	2,040,264	177,972
	Clorox Co.	784,306	158,367
	Tyson Foods Inc. Class A	2,415,120	155,630
	Conagra Brands Inc.	4,011,813	145,468
	Kellogg Co.	2,088,081	129,941
	Brown-Forman Corp. Class B	1,498,229	119,004
	J M Smucker Co.	935,910	108,191
	Hormel Foods Corp.	2,302,961	107,341
	Lamb Weston Holdings Inc.	1,202,762	94,705
	Campbell Soup Co.	1,662,761	80,394
	Molson Coors Beverage Co. Class B	1,543,018	69,729
			16,878,140
Energy (2.2%)
	Exxon Mobil Corp.	34,719,131	1,431,123
	Chevron Corp.	15,807,222	1,334,920
	ConocoPhillips	8,769,358	350,687
	Phillips 66	3,586,089	250,811
	Schlumberger NV	11,430,530	249,528
	EOG Resources Inc.	4,788,992	238,827
	Marathon Petroleum Corp.	5,342,581	220,969
*	Kinder Morgan Inc.	15,987,111	218,544
	Valero Energy Corp.	3,348,417	189,420
	Williams Cos. Inc.	8,465,624	169,736
	Pioneer Natural Resources Co.	1,350,137	153,767
	ONEOK Inc.	3,648,978	140,048
	Halliburton Co.	7,259,180	137,199
	Hess Corp.	2,243,724	118,446
	Baker Hughes Co. Class A	5,629,686	117,379
	Concho Resources Inc.	1,613,491	94,147
	Occidental Petroleum Corp.	4,880,580	84,483
	Diamondback Energy Inc.	1,294,261	62,642
	Cabot Oil & Gas Corp.	3,279,182	53,385
	Devon Energy Corp.	3,144,433	49,713
8

Institutional Index Fund
		Shares	Market Value• ($000)
	Apache Corp.	3,101,529	44,011
	NOV Inc.	3,189,232	43,788
	Marathon Oil Corp.	6,484,139	43,249
	TechnipFMC plc	3,462,423	32,547
	HollyFrontier Corp.	1,220,619	31,553
			5,860,922
Financials (10.4%)
*	Berkshire Hathaway Inc. Class B	15,980,160	3,705,320
	JPMorgan Chase & Co.	25,029,365	3,180,481
	Bank of America Corp.	62,509,027	1,894,649
	Citigroup Inc.	17,095,224	1,054,092
	Wells Fargo & Co.	33,948,697	1,024,572
	BlackRock Inc.	1,164,643	840,337
	Morgan Stanley	11,735,875	804,260
	Goldman Sachs Group Inc.	2,825,191	745,031
	Charles Schwab Corp.	12,248,406	649,655
	S&P Global Inc.	1,975,625	649,447
	American Express Co.	5,355,475	647,530
	Chubb Ltd.	3,706,536	570,510
	CME Group Inc.	2,947,742	536,636
	Intercontinental Exchange Inc.	4,608,909	531,361
	Truist Financial Corp.	11,069,424	530,557
	US Bancorp	11,256,188	524,426
	PNC Financial Services Group Inc.	3,479,091	518,385
	Marsh & McLennan Cos. Inc.	4,165,306	487,341
	Progressive Corp.	4,808,950	475,509
	Aon plc Class A	1,877,378	396,634
	Moody's Corp.	1,326,152	384,902
	Capital One Financial Corp.	3,755,713	371,252
	MSCI Inc. Class A	680,639	303,926
	MetLife Inc.	6,281,259	294,905
	Travelers Cos. Inc.	2,080,009	291,971
	Bank of New York Mellon Corp.	6,693,913	284,090
	T Rowe Price Group Inc.	1,859,313	281,481
	Allstate Corp.	2,496,551	274,446
	American International Group Inc.	7,073,255	267,793
	Prudential Financial Inc.	3,252,162	253,896
	Aflac Inc.	5,365,362	238,598
	Discover Financial Services	2,516,632	227,831
	Willis Towers Watson plc	1,057,868	222,872
	State Street Corp.	2,896,806	210,830
	First Republic Bank	1,423,631	209,174
	Arthur J Gallagher & Co.	1,579,891	195,448
	Ameriprise Financial Inc.	968,654	188,239
	MarketAxess Holdings Inc.	311,698	177,842
*	SVB Financial Group	425,595	165,058
	Fifth Third Bancorp	5,853,493	161,381
	Northern Trust Corp.	1,708,790	159,157
	Synchrony Financial	4,457,888	154,733
	Hartford Financial Services Group Inc.	2,942,479	144,123
	M&T Bank Corp.	1,053,989	134,173
	KeyCorp.	8,016,378	131,549
	Regions Financial Corp.	7,884,866	127,104
	Citizens Financial Group Inc.	3,506,193	125,381
	Nasdaq Inc.	942,678	125,131
9

Institutional Index Fund
		Shares	Market Value• ($000)
	Cincinnati Financial Corp.	1,227,173	107,218
	Huntington Bancshares Inc.	8,366,163	105,665
	Principal Financial Group Inc.	2,100,835	104,222
	Raymond James Financial Inc.	1,001,589	95,822
	Loews Corp.	1,918,882	86,388
	Cboe Global Markets Inc.	887,179	82,614
	Everest Re Group Ltd.	327,645	76,698
	W R Berkley Corp.	1,154,614	76,689
	Lincoln National Corp.	1,490,464	74,985
	Globe Life Inc.	789,458	74,967
	Assurant Inc.	486,126	66,220
	Comerica Inc.	1,145,026	63,961
	Zions Bancorp NA	1,349,764	58,634
	Franklin Resources Inc.	2,237,171	55,907
	Invesco Ltd.	3,098,241	54,002
	People's United Financial Inc.	3,490,772	45,136
	Unum Group	1,670,762	38,327
			27,141,474
Health Care (13.4%)
	Johnson & Johnson	21,616,317	3,401,976
	UnitedHealth Group Inc.	7,791,069	2,732,172
	Merck & Co. Inc.	20,774,703	1,699,371
	Pfizer Inc.	45,640,849	1,680,040
	Abbott Laboratories	14,553,349	1,593,446
	AbbVie Inc.	14,496,661	1,553,317
	Thermo Fisher Scientific Inc.	3,254,403	1,515,836
	Medtronic plc	11,052,403	1,294,679
	Danaher Corp.	5,191,527	1,153,246
	Bristol-Myers Squibb Co.	18,555,154	1,150,976
	Eli Lilly and Co.	6,519,403	1,100,736
	Amgen Inc.	4,780,226	1,099,070
*	Intuitive Surgical Inc.	965,288	789,702
	CVS Health Corp.	10,747,993	734,088
	Stryker Corp.	2,684,545	657,821
	Anthem Inc.	2,042,234	655,741
	Zoetis Inc.	3,902,531	645,869
	Cigna Corp.	2,966,517	617,570
	Gilead Sciences Inc.	10,292,951	599,667
	Becton Dickinson and Co.	2,381,507	595,901
*	Vertex Pharmaceuticals Inc.	2,135,115	504,613
*	Edwards Lifesciences Corp.	5,117,572	466,876
	Humana Inc.	1,086,693	445,838
*	Illumina Inc.	1,198,844	443,572
*	Boston Scientific Corp.	11,757,443	422,680
*	Regeneron Pharmaceuticals Inc.	861,018	415,966
	HCA Healthcare Inc.	2,167,274	356,430
*	IDEXX Laboratories Inc.	700,423	350,120
	Baxter International Inc.	4,194,458	336,563
*	Align Technology Inc.	589,135	314,822
*	Biogen Inc.	1,263,469	309,373
	Agilent Technologies Inc.	2,512,823	297,744
*	DexCom Inc.	788,513	291,529
*	Centene Corp.	4,760,689	285,784
*	IQVIA Holdings Inc.	1,574,270	282,062
*	Alexion Pharmaceuticals Inc.	1,796,954	280,756
10

Institutional Index Fund
		Shares	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	1,701,688	262,213
	ResMed Inc.	1,189,697	252,882
	McKesson Corp.	1,318,551	229,322
*	Mettler-Toledo International Inc.	195,355	222,642
	Cerner Corp.	2,519,151	197,703
*	Viatris Inc.	9,909,677	185,707
	West Pharmaceutical Services Inc.	607,054	171,984
*	Laboratory Corp. of America Holdings	799,853	162,810
	Teleflex Inc.	382,350	157,364
*	Hologic Inc.	2,110,433	153,703
	Cooper Cos. Inc.	402,687	146,304
*	Catalent Inc.	1,352,342	140,738
*	Incyte Corp.	1,528,377	132,938
	STERIS plc	700,641	132,800
	PerkinElmer Inc.	919,413	131,936
	Quest Diagnostics Inc.	1,106,434	131,854
*	Varian Medical Systems Inc.	750,095	131,274
	Cardinal Health Inc.	2,408,509	129,000
*	Waters Corp.	509,373	126,029
*	ABIOMED Inc.	370,925	120,254
	AmerisourceBergen Corp. Class A	1,206,963	117,993
*	Bio-Rad Laboratories Inc. Class A	176,539	102,912
	DENTSPLY SIRONA Inc.	1,796,133	94,046
	Universal Health Services Inc. Class B	638,444	87,786
*	Henry Schein Inc.	1,171,954	78,357
*	DaVita Inc.	605,716	71,111
	Perrigo Co. plc	1,122,101	50,180
			34,997,794
Industrials (8.4%)
	Honeywell International Inc.	5,761,783	1,225,531
	Union Pacific Corp.	5,533,239	1,152,131
	United Parcel Service Inc. Class B	5,873,075	989,026
	Boeing Co.	4,357,280	932,719
	Raytheon Technologies Corp.	12,470,274	891,749
	3M Co.	4,736,537	827,899
	Caterpillar Inc.	4,460,911	811,975
	General Electric Co.	71,928,018	776,823
	Lockheed Martin Corp.	2,021,663	717,650
	Deere & Co.	2,573,346	692,359
	CSX Corp.	6,279,682	569,881
	FedEx Corp.	1,983,863	515,051
	Norfolk Southern Corp.	2,085,494	495,534
	Illinois Tool Works Inc.	2,365,442	482,266
	Emerson Electric Co.	4,910,512	394,658
	Eaton Corp. plc	3,272,977	393,215
	Northrop Grumman Corp.	1,273,089	387,936
	Waste Management Inc.	3,192,963	376,546
	Roper Technologies Inc.	861,192	371,251
	L3Harris Technologies Inc.	1,725,297	326,116
	Parker-Hannifin Corp.	1,057,645	288,113
	Trane Technologies plc	1,971,589	286,196
	General Dynamics Corp.	1,908,670	284,048
	Verisk Analytics Inc. Class A	1,335,059	277,145
	Johnson Controls International plc	5,943,564	276,911
*	TransDigm Group Inc.	446,999	276,625
11

Institutional Index Fund
		Shares	Market Value• ($000)
	Cummins Inc.	1,215,259	275,985
	IHS Markit Ltd.	3,060,003	274,880
	Cintas Corp.	721,516	255,027
	Carrier Global Corp.	6,689,533	252,329
	PACCAR Inc.	2,843,799	245,363
	Rockwell Automation Inc.	954,012	239,276
	Stanley Black & Decker Inc.	1,315,668	234,926
	Fastenal Co.	4,712,262	230,100
	AMETEK Inc.	1,889,212	228,481
	Otis Worldwide Corp.	3,344,017	225,888
	Southwest Airlines Co.	4,843,841	225,771
*	Copart Inc.	1,705,213	216,988
	Delta Air Lines Inc.	5,238,199	210,628
	Fortive Corp.	2,769,095	196,107
	Equifax Inc.	998,806	192,610
	Republic Services Inc. Class A	1,727,970	166,404
	Kansas City Southern	768,584	156,891
	Old Dominion Freight Line Inc.	790,016	154,195
	WW Grainger Inc.	370,208	151,171
	Xylem Inc.	1,480,140	150,663
	Dover Corp.	1,183,472	149,413
*	Ingersoll Rand Inc.	3,052,491	139,071
*	United Rentals Inc.	592,301	137,361
	Expeditors International of Washington Inc.	1,389,737	132,178
	IDEX Corp.	621,560	123,815
*	Teledyne Technologies Inc.	302,631	118,625
	Masco Corp.	2,147,932	117,986
	Jacobs Engineering Group Inc.	1,063,707	115,902
	Westinghouse Air Brake Technologies Corp.	1,467,527	107,423
	CH Robinson Worldwide Inc.	1,114,921	104,658
*	United Airlines Holdings Inc.	2,400,360	103,816
	Fortune Brands Home & Security Inc.	1,142,295	97,918
	JB Hunt Transport Services Inc.	686,194	93,768
	Howmet Aerospace Inc.	3,206,039	91,500
	Textron Inc.	1,880,657	90,892
	Allegion plc	756,026	87,986
	Quanta Services Inc.	1,139,014	82,032
[1]	American Airlines Group Inc.	5,014,501	79,079
	Snap-on Inc.	444,880	76,137
	Pentair plc	1,363,374	72,382
	Rollins Inc.	1,812,913	70,831
	Nielsen Holdings plc	2,938,091	61,318
	A O Smith Corp.	1,114,654	61,105
	Robert Half International Inc.	937,975	58,605
	Huntington Ingalls Industries Inc.	333,149	56,795
	Alaska Air Group Inc.	1,017,103	52,889
	Flowserve Corp.	1,068,942	39,391
			21,825,913
Information Technology (27.5%)
	Apple Inc.	131,228,838	17,412,755
	Microsoft Corp.	62,080,508	13,807,947
	Visa Inc. Class A	13,923,537	3,045,495
	NVIDIA Corp.	5,082,682	2,654,177
	Mastercard Inc. Class A	7,223,714	2,578,432
*	PayPal Holdings Inc.	9,621,006	2,253,240
12

Institutional Index Fund
		Shares	Market Value• ($000)
*	Adobe Inc.	3,939,003	1,969,974
	Intel Corp.	33,649,287	1,676,407
*	salesforce.com Inc.	7,513,145	1,671,900
	Cisco Systems Inc.	34,695,665	1,552,631
	Broadcom Inc.	3,321,464	1,454,303
	QUALCOMM Inc.	9,286,887	1,414,764
	Accenture plc Class A	5,202,336	1,358,902
	Texas Instruments Inc.	7,537,492	1,237,129
	Oracle Corp.	15,575,408	1,007,573
	International Business Machines Corp.	7,316,601	921,014
*	Advanced Micro Devices Inc.	9,875,620	905,693
*	ServiceNow Inc.	1,601,998	881,788
	Intuit Inc.	2,157,439	819,503
	Fidelity National Information Services Inc.	5,095,141	720,759
*	Micron Technology Inc.	9,140,729	687,200
	Applied Materials Inc.	7,499,081	647,171
	Automatic Data Processing Inc.	3,521,029	620,405
	Lam Research Corp.	1,182,521	558,469
*	Autodesk Inc.	1,805,507	551,293
*	Fiserv Inc.	4,721,511	537,591
	Global Payments Inc.	2,457,907	529,482
	Analog Devices Inc.	3,033,936	448,203
	Cognizant Technology Solutions Corp. Class A	4,390,056	359,765
*	TE Connectivity Ltd.	2,715,616	328,780
	KLA Corp.	1,268,281	328,371
*	Synopsys Inc.	1,253,174	324,873
	Amphenol Corp. Class A	2,456,323	321,213
*	Cadence Design Systems Inc.	2,290,287	312,464
	Microchip Technology Inc.	2,137,956	295,273
	Xilinx Inc.	2,012,757	285,349
	HP Inc.	11,277,644	277,317
*	ANSYS Inc.	705,135	256,528
	Paychex Inc.	2,626,374	244,726
	Motorola Solutions Inc.	1,391,464	236,632
	Corning Inc.	6,270,432	225,736
	Skyworks Solutions Inc.	1,363,610	208,469
*	Keysight Technologies Inc.	1,522,674	201,130
	Maxim Integrated Products Inc.	2,194,978	194,585
*	FleetCor Technologies Inc.	684,800	186,834
*	Paycom Software Inc.	402,236	181,911
*	VeriSign Inc.	824,623	178,448
*	Zebra Technologies Corp. Class A	437,794	168,257
*	Fortinet Inc.	1,106,239	164,310
	Teradyne Inc.	1,363,481	163,468
*	Qorvo Inc.	936,525	155,716
	CDW Corp.	1,173,969	154,717
	Broadridge Financial Solutions Inc.	949,451	145,456
*	Tyler Technologies Inc.	331,085	144,525
*	Akamai Technologies Inc.	1,336,773	140,348
	Western Digital Corp.	2,497,725	138,349
	Citrix Systems Inc.	1,010,854	131,512
*	Arista Networks Inc.	447,242	129,955
	Hewlett Packard Enterprise Co.	10,566,120	125,209
	NetApp Inc.	1,833,896	121,477
*	Gartner Inc.	732,808	117,389
13

Institutional Index Fund
		Shares	Market Value• ($000)
	Leidos Holdings Inc.	1,097,858	115,407
	Seagate Technology plc	1,834,370	114,024
	Jack Henry & Associates Inc.	627,468	101,644
	NortonLifeLock Inc.	4,867,057	101,137
*	F5 Networks Inc.	506,203	89,061
	Western Union Co.	3,373,003	74,004
*	IPG Photonics Corp.	293,931	65,779
	Juniper Networks Inc.	2,714,095	61,094
	DXC Technology Co.	2,091,269	53,850
	FLIR Systems Inc.	1,078,066	47,252
*	Vontier Corp.	1,105,424	36,921
	Xerox Holdings Corp.	1,365,034	31,655
			71,765,120
Materials (2.6%)
	Linde plc	4,309,647	1,135,635
	Air Products and Chemicals Inc.	1,814,846	495,852
	Sherwin-Williams Co.	671,233	493,296
	Ecolab Inc.	2,039,029	441,164
	DuPont de Nemours Inc.	6,025,445	428,469
	Newmont Corp.	6,596,819	395,084
	Dow Inc.	6,090,229	338,008
	Freeport-McMoRan Inc.	11,930,170	310,423
	PPG Industries Inc.	1,939,411	279,702
	Ball Corp.	2,685,354	250,221
	Corteva Inc.	6,117,326	236,863
	LyondellBasell Industries NV Class A	2,110,956	193,490
	Vulcan Materials Co.	1,088,065	161,371
	International Paper Co.	3,227,590	160,476
	Amcor plc	12,879,237	151,589
	Martin Marietta Materials Inc.	511,335	145,204
	Nucor Corp.	2,478,881	131,852
	Albemarle Corp.	874,053	128,940
	Celanese Corp. Class A	959,535	124,682
	FMC Corp.	1,065,257	122,430
	Eastman Chemical Co.	1,111,491	111,460
	Packaging Corp. of America	777,586	107,237
	Avery Dennison Corp.	685,875	106,386
[1]	International Flavors & Fragrances Inc.	879,064	95,677
	Westrock Co.	2,154,721	93,795
	CF Industries Holdings Inc.	1,760,480	68,148
	Mosaic Co.	2,839,036	65,326
	Sealed Air Corp.	1,276,614	58,456
			6,831,236
Real Estate (2.4%)
	American Tower Corp.	3,647,548	818,729
	Prologis Inc.	6,069,952	604,931
	Crown Castle International Corp.	3,541,549	563,779
	Equinix Inc.	731,674	522,547
	Digital Realty Trust Inc.	2,300,490	320,941
	Public Storage	1,248,916	288,412
	SBA Communications Corp. Class A	912,164	257,349
	Simon Property Group Inc.	2,692,181	229,589
	Welltower Inc.	3,424,460	221,289
	Weyerhaeuser Co.	6,133,463	205,655
	AvalonBay Communities Inc.	1,146,323	183,905
14

Institutional Index Fund
		Shares	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	1,016,894	181,231
	Realty Income Corp.	2,883,489	179,267
*	CBRE Group Inc. Class A	2,754,220	172,745
	Equity Residential	2,811,995	166,695
	Ventas Inc.	3,075,560	150,825
	Healthpeak Properties Inc.	4,420,151	133,621
	Essex Property Trust Inc.	535,352	127,103
	Extra Space Storage Inc.	1,060,978	122,925
	Duke Realty Corp.	3,053,453	122,047
	Mid-America Apartment Communities Inc.	938,727	118,927
	Boston Properties Inc.	1,161,978	109,842
	UDR Inc.	2,419,645	92,987
	Host Hotels & Resorts Inc.	5,792,006	84,737
	Iron Mountain Inc.	2,363,042	69,662
	Regency Centers Corp.	1,298,607	59,204
	Kimco Realty Corp.	3,556,524	53,383
	Federal Realty Investment Trust	565,842	48,164
	Vornado Realty Trust	1,288,900	48,128
	SL Green Realty Corp.	594,879	35,443
			6,294,062
Utilities (2.7%)
	NextEra Energy Inc.	16,086,529	1,241,076
	Duke Energy Corp.	6,043,208	553,316
	Southern Co.	8,673,116	532,790
*	Dominion Energy Inc.	6,699,049	503,768
	American Electric Power Co. Inc.	4,075,952	339,405
	Exelon Corp.	8,010,520	338,204
	Sempra Energy	2,368,683	301,794
	Xcel Energy Inc.	4,314,889	287,674
	Eversource Energy	2,814,298	243,465
	Public Service Enterprise Group Inc.	4,152,145	242,070
	WEC Energy Group Inc.	2,589,105	238,275
	American Water Works Co. Inc.	1,488,472	228,436
	Edison International	3,107,920	195,240
	DTE Energy Co.	1,589,341	192,962
	PPL Corp.	6,312,500	178,013
	Consolidated Edison Inc.	2,309,372	166,898
	Entergy Corp.	1,644,091	164,146
	Ameren Corp.	2,030,238	158,480
	CMS Energy Corp.	2,351,486	143,464
	FirstEnergy Corp.	4,454,904	136,365
	AES Corp.	5,460,741	128,327
	Alliant Energy Corp.	2,053,851	105,835
	Evergy Inc.	1,864,932	103,522
	Atmos Energy Corp.	1,034,707	98,742
	CenterPoint Energy Inc.	4,478,668	96,918
	NRG Energy Inc.	2,001,482	75,156
	Pinnacle West Capital Corp.	923,643	73,845
	NiSource Inc.	3,142,866	72,097
			7,140,283
Total Common Stocks (Cost $104,220,459)			259,803,983
15

Institutional Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.111%	13,420,898	1,342,090
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	U.S. Cash Management Bill, 0.081%, 5/18/21	52,000	51,981
Total Temporary Cash Investments (Cost $1,393,993)			1,394,071
Total Investments (100.0%) (Cost $105,614,452)			261,198,054
Other Assets and Liabilities—Net (0.0%)			(12,295)
Net Assets (100%)			261,185,759
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $118,952,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $125,677,000 was received for securities on loan.
4	Securities with a value of $51,981,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	6,491	1,216,673	13,729

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)[1]	Value and Unrealized Appreciation ($000)	Value and Unrealized Depreciation ($000)
Clorox Co.	1/29/21	GSI	50,760	(0.153)	—	(283)
Occidental Petroleum Corp.	1/29/21	GSI	39,680	(0.153)	—	(5,042)
Consolidated Edison Inc.	8/31/21	BOANA	36,135	(0.553)	365	—
16

Institutional Index Fund
Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)[1]	Value and Unrealized Appreciation ($000)	Value and Unrealized Depreciation ($000)
Williams Cos. Inc.	8/31/21	BOANA	18,045	(0.553)	351	—
Williams Cos. Inc.	8/31/21	BOANA	12,030	(0.553)	234	—
					950	(5,325)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Institutional Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $104,272,443)	259,855,964
Affiliated Issuers (Cost $1,342,009)	1,342,090
Total Investments in Securities	261,198,054
Investment in Vanguard	10,038
Cash	1,139
Cash Collateral Pledged—Futures Contracts	26,143
Cash Collateral Pledged—Over-the-Counter Swap Contracts	7,500
Receivables for Investment Securities Sold	402,838
Receivables for Accrued Income	193,583
Receivables for Capital Shares Issued	378,025
Variation Margin Receivable—Futures Contracts	8,742
Unrealized Appreciation—Over-the-Counter Swap Contracts	950
Total Assets	262,227,012
Liabilities
Payables for Investment Securities Purchased	3,432
Collateral for Securities on Loan	125,677
Payables for Capital Shares Redeemed	903,021
Payables to Vanguard	3,798
Unrealized Depreciation—Over-the-Counter Swap Contracts	5,325
Total Liabilities	1,041,253
Net Assets	261,185,759
18

Institutional Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2020, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	102,841,333
Total Distributable Earnings (Loss)	158,344,426
Net Assets	261,185,759

Institutional Shares—Net Assets
Applicable to 359,040,014 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	119,011,804
Net Asset Value Per Share—Institutional Shares	$331.47

Institutional Plus Shares—Net Assets
Applicable to 428,900,667 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	142,173,955
Net Asset Value Per Share—Institutional Plus Shares	$331.48

See accompanying Notes, which are an integral part of the Financial Statements.
19

Institutional Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	4,334,979
Interest[1]	5,341
Securities Lending—Net	5,652
Total Income	4,345,972
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,423
Management and Administrative—Institutional Shares	32,619
Management and Administrative—Institutional Plus Shares	19,642
Marketing and Distribution—Institutional Shares	2,369
Marketing and Distribution—Institutional Plus Shares	1,243
Custodian Fees	982
Auditing Fees	31
Shareholders' Reports—Institutional Shares	219
Shareholders' Reports—Institutional Plus Shares	340
Trustees’ Fees and Expenses	125
Total Expenses	62,993
Net Investment Income	4,282,979
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	8,660,195
Futures Contracts	120,306
Swap Contracts	8,432
Realized Net Gain (Loss)	8,788,933
Change in Unrealized Appreciation (Depreciation)
Investment Securities	27,819,378
Futures Contracts	12,858
Swap Contracts	(7,134)
Change in Unrealized Appreciation (Depreciation)	27,825,102
Net Increase (Decrease) in Net Assets Resulting from Operations	40,897,014
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,760,000, $422,000, and $75,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,015,756,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Institutional Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,282,979	4,492,233
Realized Net Gain (Loss)	8,788,933	6,459,230
Change in Unrealized Appreciation (Depreciation)	27,825,102	50,144,079
Net Increase (Decrease) in Net Assets Resulting from Operations	40,897,014	61,095,542
Distributions[1]
Institutional Shares	(3,751,166)	(3,467,753)
Institutional Plus Shares	(4,332,922)	(3,565,031)
Total Distributions	(8,084,088)	(7,032,784)
Capital Share Transactions
Institutional Shares	(12,893,969)	(14,747,377)
Institutional Plus Shares	(906,093)	2,853,989
Net Increase (Decrease) from Capital Share Transactions	(13,800,062)	(11,893,388)
Total Increase (Decrease)	19,012,864	42,169,370
Net Assets
Beginning of Period	242,172,895	200,003,525
End of Period	261,185,759	242,172,895
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$290.23	$227.55	$243.46	$203.83	$186.62
Investment Operations
Net Investment Income	5.261[1]	5.203[1]	5.059[1]	4.379[1]	4.210
Net Realized and Unrealized Gain (Loss) on Investments	46.122	65.746	(15.434)	39.687	17.814
Total from Investment Operations	51.383	70.949	(10.375)	44.066	22.024
Distributions
Dividends from Net Investment Income	(5.273)	(5.550)	(4.837)	(4.436)	(4.223)
Distributions from Realized Capital Gains	(4.870)	(2.719)	(.698)	—	(.591)
Total Distributions	(10.143)	(8.269)	(5.535)	(4.436)	(4.814)
Net Asset Value, End of Period	$331.47	$290.23	$227.55	$243.46	$203.83
Total Return	18.39%	31.46%	-4.42%	21.79%	11.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$119,012	$116,814	$104,296	$140,591	$120,014
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.98%	2.03%	1.96%	2.19%
Portfolio Turnover Rate[2]	4%	4%	6%	5%	5%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$290.25	$227.57	$243.48	$203.84	$186.63
Investment Operations
Net Investment Income	5.310[1]	5.252[1]	5.167[1]	4.414[1]	4.248
Net Realized and Unrealized Gain (Loss) on Investments	46.108	65.739	(15.503)	39.705	17.814
Total from Investment Operations	51.418	70.991	(10.336)	44.119	22.062
Distributions
Dividends from Net Investment Income	(5.318)	(5.592)	(4.876)	(4.479)	(4.261)
Distributions from Realized Capital Gains	(4.870)	(2.719)	(.698)	—	(.591)
Total Distributions	(10.188)	(8.311)	(5.574)	(4.479)	(4.852)
Net Asset Value, End of Period	$331.48	$290.25	$227.57	$243.48	$203.84
Total Return	18.41%	31.48%	-4.41%	21.82%	11.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$142,174	$125,359	$95,707	$91,567	$91,481
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.99%	2.05%	1.98%	2.21%
Portfolio Turnover Rate[2]	4%	4%	6%	5%	5%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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Institutional Index Fund
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
During the year ended December 31, 2020, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Institutional Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
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Institutional Index Fund
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $10,038,000, representing less than 0.01% of the fund’s net assets and 4.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Institutional Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	259,803,983	—	—	259,803,983
Temporary Cash Investments	1,342,090	51,981	—	1,394,071
Total	261,146,073	51,981	—	261,198,054
Derivative Financial Instruments
Assets
Futures Contracts[1]	8,742	—	—	8,742
Swap Contracts	—	950	—	950
Total	8,742	950	—	9,692
Liabilities
Swap Contracts	—	5,325	—	5,325
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	3,447,042
Total Distributable Earnings (Loss)	(3,447,042)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	179,484
Undistributed Long-Term Gains	2,635,282
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	155,529,660
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Institutional Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	4,324,881	4,784,546
Long-Term Capital Gains	3,759,207	2,248,238
Total	8,084,088	7,032,784
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	105,668,395
Gross Unrealized Appreciation	162,856,776
Gross Unrealized Depreciation	(7,327,116)
Net Unrealized Appreciation (Depreciation)	155,529,660
E.	During the year ended December 31, 2020, the fund purchased $12,647,550,000 of investment securities and sold $30,835,185,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,266,405,000 and $4,454,141,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	16,030,122	57,378	14,883,249	56,631
Issued in Lieu of Cash Distributions	3,469,785	12,450	3,215,012	11,843
Redeemed	(32,393,876)	(113,270)	(32,845,638)	(124,329)
Net Increase (Decrease)—Institutional Shares	(12,893,969)	(43,442)	(14,747,377)	(55,855)
Institutional Plus Shares
Issued	20,850,601	73,122	19,449,819	74,177
Issued in Lieu of Cash Distributions	4,174,182	14,912	3,447,974	12,677
Redeemed	(25,930,876)	(91,033)	(20,043,804)	(75,519)
Net Increase (Decrease)—Institutional Plus Shares	(906,093)	(2,999)	2,853,989	11,335
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Special 2020 tax information (unaudited) for Vanguard Institutional Index Fund
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $4,180,611,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund distributed $4,105,148,000 of qualified dividend income to shareholders during the fiscal year.
The fund distributed $136,146,000 of qualified business income to shareholders during the fiscal year.
For corporate shareholders, 90.1% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
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The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Institutional Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Institutional Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Institutional Index Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Institutional Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Institutional Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Institutional Index Fund or the timing of the issuance or sale of Vanguard Institutional Index Fund or in the determination or calculation of the equation by which Vanguard Institutional Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Institutional Index Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD GLOBAL EX-U.S. REAL ESTATE INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P GLOBAL EX-U.S. PROPERTY INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

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All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q940 022021

Annual Report   |   December 31, 2020
Vanguard Institutional Total Stock Market Index Fund

Contents
Your Fund’s Performance at a Glance	1
About Your Fund’s Expenses	2
Performance Summary	4
Financial Statements	6
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Vanguard Institutional Total Stock Market Index Fund returned 20.99% for both its Institutional Shares and Institutional Plus Shares for the 12 months ended December 31, 2020.
•	The period was marked by the global spread of COVID-19 and efforts to contain it. Responses from policymakers, the creation and start of distribution of vaccines, and the easing of some restrictions soon lifted investor sentiment. Stock markets hit highs in December. After an initial period of high volatility and low liquidity in the bond markets, yields fell and prices rose amid unprecedented actions taken by governments and central banks to blunt the virus’s economic impact.
•	The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index.
•	The technology and consumer discretionary sectors were among the largest contributors to the fund’s performance. Financials and energy were among the biggest detractors.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	20.96%	14.82%	15.60%
Russell 2000 Index (Small-caps)	19.96	10.25	13.26
Russell 3000 Index (Broad U.S. market)	20.89	14.49	15.43
FTSE All-World ex US Index (International)	11.22	5.18	9.16
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	7.51%	5.34%	4.44%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	5.21	4.64	3.91
FTSE Three-Month U.S. Treasury Bill Index	0.58	1.56	1.16
CPI
Consumer Price Index	1.36%	1.85%	1.95%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2020
Institutional Total Stock Market Index Fund	Beginning Account Value 6/30/2020	Ending Account Value 12/31/2020	Expenses Paid During Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,252.52	$0.17
Institutional Plus Shares	1,000.00	1,252.42	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.99	$0.15
Institutional Plus Shares	1,000.00	1,025.04	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Institutional Total Stock Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2010, Through December 31, 2020
Initial Investment of $5,000,000
	Average Annual Total Returns Periods Ended December 31, 2020
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Institutional Total Stock Market Index Fund Institutional Shares	20.99%	15.45%	13.82%	$18,251,196
Spliced Institutional Total Stock Market Index	20.99	15.44	13.80	18,219,047
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	18,120,128
Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Institutional Total Stock Market Index Fund Institutional Plus Shares	20.99%	15.46%	13.84%	$365,619,790
Spliced Institutional Total Stock Market Index	20.99	15.44	13.80	364,380,940
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.79	15.36	13.74	362,402,560

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund
Fund Allocation
As of December 31, 2020
Basic Materials	2.0%
Consumer Discretionary	16.6
Consumer Staples	5.2
Energy	2.3
Financials	10.6
Health Care	13.6
Industrials	13.8
Real Estate	3.4
Technology	26.2
Telecommunications	3.3
Utilities	3.0
Other	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Institutional Total Stock Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Basic Materials (1.9%)
	Linde plc	447,864	118,017
	Air Products and Chemicals Inc.	188,777	51,578
	Ecolab Inc.	219,285	47,445
	Newmont Corp.	685,539	41,057
	Dow Inc.	631,255	35,035
	Freeport-McMoRan Inc.	1,237,180	32,191
	Fastenal Co.	489,821	23,918
	LyondellBasell Industries NV Class A	213,202	19,542
	International Paper Co.	331,836	16,499
	Nucor Corp.	255,733	13,602
	Albemarle Corp.	91,027	13,428
	Celanese Corp. Class A	99,442	12,921
	FMC Corp.	111,002	12,757
	Eastman Chemical Co.	114,567	11,489
	Avery Dennison Corp.	71,370	11,070
[1]	International Flavors & Fragrances Inc.	91,763	9,987
	CF Industries Holdings Inc.	182,357	7,059
	Mosaic Co.	292,235	6,724
	Scotts Miracle-Gro Co.	33,322	6,636
	Reliance Steel & Aluminum Co.	53,452	6,401
	Steel Dynamics Inc.	170,255	6,277
	Royal Gold Inc.	56,415	6,000
	Cleveland-Cliffs Inc.	343,017	4,994
	Timken Co.	57,198	4,425
	Huntsman Corp.	165,925	4,171
	Ashland Global Holdings Inc.	51,211	4,056
	Rexnord Corp.	95,631	3,776
	Valvoline Inc.	159,501	3,691
*	Alcoa Corp.	159,068	3,667
*	RBC Bearings Inc.	19,959	3,573
	Chemours Co.	141,575	3,510
	Hexcel Corp.	71,859	3,484
	Balchem Corp.	27,978	3,224
	Element Solutions Inc.	180,291	3,197
	W R Grace & Co.	55,743	3,056
	Avient Corp.	75,401	3,037
	NewMarket Corp.	7,527	2,998
	U.S. Steel Corp.	173,562	2,911

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Quaker Chemical Corp.	11,450	2,901
	Olin Corp.	118,096	2,900
	Hecla Mining Co.	447,431	2,899
*	Univar Solutions Inc.	144,622	2,749
	Sensient Technologies Corp.	37,245	2,748
*	Ingevity Corp.	35,267	2,671
	UFP Industries Inc.	47,910	2,661
*	Arconic Corp.	84,841	2,528
*,1	MP Materials Corp.	72,565	2,334
	Westlake Chemical Corp.	26,896	2,195
	Commercial Metals Co.	104,642	2,149
	Stepan Co.	17,651	2,106
	Cabot Corp.	44,622	2,003
*	Coeur Mining Inc.	192,281	1,990
	Innospec Inc.	21,468	1,948
	Compass Minerals International Inc.	29,911	1,846
	Minerals Technologies Inc.	29,002	1,802
	Mueller Industries Inc.	44,941	1,578
	Worthington Industries Inc.	30,545	1,568
	Domtar Corp.	48,915	1,548
	Boise Cascade Co.	31,813	1,521
	Kaiser Aluminum Corp.	12,688	1,255
*	GCP Applied Technologies Inc.	52,192	1,234
	Carpenter Technology Corp.	40,222	1,171
	Materion Corp.	18,246	1,163
	GrafTech International Ltd.	103,921	1,108
	Schweitzer-Mauduit International Inc.	26,059	1,048
*	Tronox Holdings plc Class A	71,228	1,041
	Neenah Inc.	15,436	854
*,1	Amyris Inc.	124,995	772
	Schnitzer Steel Industries Inc. Class A	22,808	728
*	Kraton Corp.	25,015	695
	Glatfelter Corp.	41,191	675
*	Koppers Holdings Inc.	19,144	597
	PQ Group Holdings Inc.	37,292	532
*	Clearwater Paper Corp.	13,856	523
*	Century Aluminum Co.	45,543	502
	US Silica Holdings Inc.	68,908	484
*	AdvanSix Inc.	23,953	479
*,1	Energy Fuels Inc.	112,373	479
	Tredegar Corp.	24,492	409
	Hawkins Inc.	7,704	403
	Omega Flex Inc.	2,751	402
	American Vanguard Corp.	25,232	392
	Verso Corp. Class A	27,730	333
*,1	Uranium Energy Corp.	185,676	327
*	Rayonier Advanced Materials Inc.	49,878	325
	Haynes International Inc.	11,989	286
*	Hycroft Mining Holding Corp.	34,912	274
	FutureFuel Corp.	21,259	270
*	Unifi Inc.	14,529	258
*	NN Inc.	37,962	249
*	Resolute Forest Products Inc.	37,664	246
*	Gatos Silver Inc.	15,685	204
*	Intrepid Potash Inc.	8,217	198

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ryerson Holding Corp.	12,827	175
	Culp Inc.	10,134	161
*	TimkenSteel Corp.	33,327	156
	Gold Resource Corp.	50,034	146
*	Ur-Energy Inc.	140,240	112
	Eastern Co.	4,309	104
	Northern Technologies International Corp.	8,968	95
	Olympic Steel, Inc.	6,414	86
*	Marrone Bio Innovations Inc.	63,675	80
*	LSB Industries Inc.	23,079	78
*	Ampco-Pittsburgh Corp.	12,799	70
*	Synalloy Corp.	8,499	66
	Friedman Industries Inc.	8,845	61
*	Universal Stainless & Alloy Products Inc.	6,638	50
	NL Industries Inc.	7,172	34
*	Solitario Zinc Corp.	56,114	32
*	Hycroft Mining Holding Corp.Warrants Exp. 10/5/23	20,000	31
	United-Guardian Inc.	2,129	30
[2]	Fortitude Gold Corp.	14,295	15
			635,546
Consumer Discretionary (16.5%)
*	Amazon.com Inc.	364,083	1,185,793
*	Tesla Inc.	647,312	456,789
*	Walt Disney Co.	1,542,635	279,495
	Home Depot Inc.	919,174	244,151
*	Netflix Inc.	377,138	203,930
	Walmart Inc.	1,209,720	174,381
	NIKE Inc. Class B	1,071,589	151,598
	Costco Wholesale Corp.	376,707	141,936
	McDonald's Corp.	636,253	136,527
	Starbucks Corp.	1,001,827	107,175
	Lowe's Cos. Inc.	625,266	100,361
*	Booking Holdings Inc.	34,943	77,827
	Target Corp.	427,235	75,420
	TJX Cos. Inc.	920,326	62,849
	Activision Blizzard Inc.	659,932	61,275
*	Uber Technologies Inc.	978,444	49,901
	Estee Lauder Cos. Inc. Class A	174,127	46,351
	Dollar General Corp.	212,333	44,654
	General Motors Co.	1,037,909	43,219
	Ross Stores Inc.	303,341	37,253
	Electronic Arts Inc.	247,707	35,571
*	Lululemon Athletica Inc.	101,285	35,250
*	Chipotle Mexican Grill Inc. Class A	23,861	33,088
*	Peloton Interactive Inc. Class A	207,033	31,411
	Aptiv plc	230,053	29,974
	Ford Motor Co.	3,332,836	29,296
*	Trade Desk Inc. Class A	35,758	28,642
	eBay Inc.	557,846	28,032
*	O'Reilly Automotive Inc.	61,808	27,972
	Yum! Brands Inc.	257,153	27,917
	Marriott International Inc. Class A	207,008	27,308
	Hilton Worldwide Holdings Inc.	236,088	26,267
	Southwest Airlines Co.	504,188	23,500
*	AutoZone Inc.	19,796	23,467

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Copart Inc.	181,227	23,061
	VF Corp.	265,576	22,683
	Delta Air Lines Inc.	543,216	21,843
*	Dollar Tree Inc.	200,176	21,627
*	Take-Two Interactive Software Inc.	98,318	20,429
	DR Horton Inc.	294,865	20,322
	Best Buy Co. Inc.	198,614	19,820
	Las Vegas Sands Corp.	325,277	19,386
*	Etsy Inc.	107,505	19,126
	Lennar Corp. Class A	228,977	17,455
	ViacomCBS Inc. Class B	467,126	17,405
	Garmin Ltd.	130,729	15,643
	Expedia Group Inc.	115,970	15,354
*	Burlington Stores Inc.	56,485	14,774
*	Carvana Co. Class A	60,329	14,451
	Tractor Supply Co.	99,366	13,969
	Tiffany & Co.	103,987	13,669
*	Wayfair Inc. Class A	59,161	13,359
	Darden Restaurants Inc.	111,143	13,239
*	CarMax Inc.	139,763	13,202
*	Ulta Beauty Inc.	45,723	13,130
	Domino's Pizza Inc.	33,542	12,862
*	Caesars Entertainment Inc.	169,092	12,558
	Genuine Parts Co.	122,384	12,291
*	NVR Inc.	2,987	12,187
	Royal Caribbean Cruises Ltd.	162,643	12,148
	Pool Corp.	32,571	12,133
	Omnicom Group Inc.	182,026	11,353
	MGM Resorts International	359,315	11,322
*	United Airlines Holdings Inc.	253,483	10,963
*	Penn National Gaming Inc.	126,274	10,906
*	DraftKings Inc. Class A	232,194	10,811
*	Lyft Inc. Class A	211,178	10,375
	Carnival Corp.	476,668	10,325
	Hasbro Inc.	109,961	10,286
	Fortune Brands Home & Security Inc.	117,999	10,115
	Whirlpool Corp.	53,109	9,586
	Vail Resorts Inc.	34,124	9,519
*	Chegg Inc.	105,030	9,487
	Wynn Resorts Ltd.	82,756	9,337
	PulteGroup Inc.	214,813	9,263
	Advance Auto Parts Inc.	57,610	9,074
*	Bright Horizons Family Solutions Inc.	51,701	8,944
*	Live Nation Entertainment Inc.	121,239	8,909
*	Zynga Inc. Class A	876,355	8,650
*	Five Below Inc.	48,023	8,403
	Aramark	216,546	8,333
	Fox Corp. Class A	282,566	8,228
	BorgWarner Inc.	209,000	8,076
	Lear Corp.	50,538	8,037
	Interpublic Group of Cos. Inc.	332,723	7,826
*	LKQ Corp.	221,619	7,810
*	Floor & Decor Holdings Inc. Class A	83,191	7,724
*	Liberty Media Corp.-Liberty Formula One Class C	174,792	7,446
*	IAA Inc.	114,541	7,443

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	American Airlines Group Inc.	471,225	7,431
	Rollins Inc.	188,319	7,358
	News Corp. Class A	408,815	7,346
	Tapestry Inc.	235,771	7,328
	Gentex Corp.	210,349	7,137
	L Brands Inc.	189,755	7,057
*	Discovery Inc. Class C	264,771	6,934
*	Deckers Outdoor Corp.	24,030	6,891
*	Norwegian Cruise Line Holdings Ltd.	270,781	6,886
	Newell Brands Inc.	322,432	6,845
	Service Corp. International	138,663	6,808
*	Mohawk Industries Inc.	48,174	6,790
	New York Times Co. Class A	128,300	6,642
	Williams-Sonoma Inc.	64,775	6,597
	Nielsen Holdings plc	308,230	6,433
*	Airbnb Inc. Class A	42,712	6,270
	Lithia Motors Inc. Class A	21,228	6,213
*	RH	13,241	5,926
*	SiteOne Landscape Supply Inc.	37,276	5,913
	Churchill Downs Inc.	30,283	5,899
*	Terminix Global Holdings Inc.	113,614	5,795
	PVH Corp.	61,045	5,731
	Sirius XM Holdings Inc.	892,536	5,685
*	Liberty Media Corp.- Liberty SiriusXM Class C	128,466	5,590
	Kohl's Corp.	135,890	5,529
	Alaska Air Group Inc.	105,991	5,512
*	Planet Fitness Inc. Class A	70,367	5,463
*	Chewy Inc. Class A	59,907	5,385
*	Capri Holdings Ltd.	126,488	5,312
	Dolby Laboratories Inc. Class A	54,603	5,304
*	Mattel Inc.	300,107	5,237
	Leggett & Platt Inc.	114,113	5,055
	Gap Inc.	241,779	4,882
	Marriott Vacations Worldwide Corp.	35,215	4,832
	Harley-Davidson Inc.	130,792	4,800
	Polaris Inc.	50,259	4,789
*	AutoNation Inc.	66,666	4,653
*	YETI Holdings Inc.	67,273	4,606
	Wyndham Hotels & Resorts Inc.	77,311	4,595
*	Tempur Sealy International Inc.	169,202	4,568
	Hanesbrands Inc.	301,310	4,393
	Texas Roadhouse Inc. Class A	55,910	4,370
*	BJ's Wholesale Club Holdings Inc.	115,611	4,310
	Toll Brothers Inc.	97,439	4,236
*	Skechers USA Inc. Class A	116,836	4,199
	Thor Industries Inc.	44,490	4,137
*	Fox Corp. Class B	137,184	3,962
*	Ollie's Bargain Outlet Holdings Inc.	48,132	3,936
	Nexstar Media Group Inc. Class A	35,943	3,925
*	Digital Turbine Inc.	68,731	3,887
*	Discovery Inc. Class A	128,778	3,875
*	JetBlue Airways Corp.	265,413	3,859
*	Fox Factory Holding Corp.	36,054	3,811
	Ralph Lauren Corp. Class A	36,215	3,757
*	frontdoor Inc.	73,701	3,701

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Grand Canyon Education Inc.	39,092	3,640
	Foot Locker Inc.	89,971	3,638
	Qurate Retail Inc. Series A	329,872	3,619
	AMERCO	7,569	3,436
	Carter's Inc.	36,387	3,423
	Wingstop Inc.	25,814	3,422
*	Crocs Inc.	54,082	3,389
*	Liberty Media Corp.- Liberty SiriusXM Class A	77,904	3,365
	Wendy's Co.	152,744	3,348
	Wyndham Destinations Inc.	73,714	3,307
	Sabre Corp.	274,435	3,299
	Choice Hotels International Inc.	30,761	3,283
*	National Vision Holdings Inc.	70,154	3,177
	PROG Holdings Inc.	58,538	3,153
[1]	Macy's Inc.	271,073	3,050
*	Cardlytics Inc.	21,157	3,021
	Murphy USA Inc.	22,564	2,953
*	Under Armour Inc. Class A	171,700	2,948
	Nordstrom Inc.	94,363	2,945
*	Stamps.com Inc.	14,898	2,923
*	Stitch Fix Inc. Class A	49,582	2,911
	Dick's Sporting Goods Inc.	51,472	2,893
*	Scientific Games Corp. Class A	69,469	2,882
*	Visteon Corp.	22,834	2,866
	Boyd Gaming Corp.	66,722	2,864
*	Madison Square Garden Sports Corp.	15,383	2,832
*	Taylor Morrison Home Corp. Class A	107,210	2,750
	Cracker Barrel Old Country Store Inc.	20,218	2,667
*	Meritage Homes Corp.	32,056	2,655
	H&R Block Inc.	166,698	2,644
*	Shake Shack Inc. Class A	31,093	2,636
	TEGNA Inc.	187,847	2,620
	Warner Music Group Corp. Class A	68,897	2,617
	American Eagle Outfitters Inc.	127,976	2,568
	LCI Industries	19,630	2,546
	KB Home	73,815	2,474
	Dana Inc.	124,350	2,427
	Six Flags Entertainment Corp.	70,725	2,412
*	2U Inc.	59,485	2,380
	Columbia Sportswear Co.	27,113	2,369
	Hyatt Hotels Corp. Class A	31,647	2,350
*	Asbury Automotive Group Inc.	16,093	2,345
*	Under Armour Inc. Class C	157,380	2,342
*	Hilton Grand Vacations Inc.	73,382	2,301
	Steven Madden Ltd.	64,590	2,281
	Papa John's International Inc.	26,631	2,260
	Brinker International Inc.	39,836	2,254
	Goodyear Tire & Rubber Co.	204,251	2,228
	Allegiant Travel Co. Class A	11,581	2,192
	Wolverine World Wide Inc.	69,724	2,179
*	Sonos Inc.	91,802	2,147
*	TripAdvisor Inc.	74,586	2,147
	KAR Auction Services Inc.	113,828	2,118
*	Dorman Products Inc.	23,980	2,082
*	LGI Homes Inc.	19,378	2,051

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Spirit Airlines Inc.	82,886	2,027
	Strategic Education Inc.	21,214	2,022
	Extended Stay America Inc.	136,274	2,018
*	Selectquote Inc.	97,018	2,013
	MDC Holdings Inc.	41,190	2,002
	Callaway Golf Co.	82,892	1,990
*	iRobot Corp.	23,967	1,924
*	TRI Pointe Group Inc.	111,197	1,918
	World Wrestling Entertainment Inc. Class A	39,721	1,909
*	Sleep Number Corp.	23,280	1,906
	Group 1 Automotive Inc.	14,519	1,904
	Bed Bath & Beyond Inc.	105,500	1,874
*	Gentherm Inc.	27,768	1,811
*	Madison Square Garden Entertainment Corp.	16,993	1,785
*	Kontoor Brands Inc.	43,930	1,782
	Coty Inc. Class A	253,671	1,781
	Rent-A-Center Inc.	45,474	1,741
	Cooper Tire & Rubber Co.	42,828	1,735
	Jack in the Box Inc.	18,632	1,729
*	Lordstown Motors Corp. Class A	85,676	1,719
	Rush Enterprises Inc. Class A	41,427	1,716
	Graham Holdings Co. Class B	3,204	1,709
	Herman Miller Inc.	50,280	1,699
*	Overstock.com Inc.	35,200	1,689
	John Wiley & Sons Inc. Class A	36,686	1,675
	Winnebago Industries Inc.	27,248	1,633
	PriceSmart Inc.	17,568	1,600
*	Avis Budget Group Inc.	42,389	1,581
	Cinemark Holdings Inc.	89,673	1,561
*,1	Fisker Inc.	106,474	1,560
	SkyWest Inc.	38,476	1,551
	Penske Automotive Group Inc.	25,909	1,539
*	Knowles Corp.	83,093	1,531
	La-Z-Boy Inc.	37,842	1,508
	Big Lots Inc.	34,301	1,473
	Monro Inc.	27,040	1,441
*	Skyline Champion Corp.	46,084	1,426
*	Fitbit Inc. Class A	206,188	1,402
	Red Rock Resorts Inc. Class A	55,698	1,395
*	SeaWorld Entertainment Inc.	44,127	1,394
	Cheesecake Factory Inc.	37,077	1,374
*	Adtalem Global Education Inc.	40,416	1,372
*	Laureate Education Inc. Class A	93,876	1,367
	ODP Corp.	46,544	1,364
	Bloomin' Brands Inc.	69,603	1,352
*	Sally Beauty Holdings Inc.	101,839	1,328
	Sinclair Broadcast Group Inc. Class A	41,547	1,323
*	Cavco Industries Inc.	7,515	1,318
*	Urban Outfitters Inc.	51,472	1,318
*	Tupperware Brands Corp.	40,553	1,313
*	Purple Innovation Inc. Class A	39,188	1,291
	HNI Corp.	36,056	1,242
	Signet Jewelers Ltd.	44,116	1,203
	Acushnet Holdings Corp.	29,369	1,191
	Lennar Corp. Class B	19,255	1,178

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Vista Outdoor Inc.	49,412	1,174
*	Glu Mobile Inc.	127,275	1,147
	Dave & Buster's Entertainment Inc.	38,090	1,143
*	Century Communities Inc.	26,082	1,142
*	Lions Gate Entertainment Corp. Class B	109,994	1,142
*	Gray Television Inc.	63,364	1,134
*	Malibu Boats Inc. Class A	17,883	1,117
*	M/I Homes Inc.	24,997	1,107
*	Boot Barn Holdings Inc.	25,177	1,092
	Abercrombie & Fitch Co. Class A	52,812	1,075
*	Central Garden & Pet Co. Class A	29,495	1,072
*	Leslie's Inc.	38,313	1,063
*	Everi Holdings Inc.	75,723	1,046
	Levi Strauss & Co. Class A	51,738	1,039
*	Liberty Media Corp.- Liberty Braves Class C	41,469	1,032
*	WW International Inc.	39,816	971
*	RealReal Inc.	49,529	968
	Oxford Industries Inc.	14,751	966
*	elf Beauty Inc.	38,317	965
	Sturm Ruger & Co. Inc.	14,825	965
	Inter Parfums Inc.	15,735	952
	Franchise Group Inc.	30,565	931
*	QuinStreet Inc.	42,563	913
*,1	Blink Charging Co.	20,713	885
	Steelcase Inc. Class A	64,570	875
*	GoPro Inc. Class A	105,385	873
*	At Home Group Inc.	55,462	857
	Camping World Holdings Inc. Class A	32,762	853
*	Michaels Cos. Inc.	64,794	843
	Smith & Wesson Brands Inc.	47,372	841
*,1	AMC Networks Inc. Class A	23,096	826
	Matthews International Corp. Class A	28,052	825
*	G-III Apparel Group Ltd.	34,653	823
*	Clean Energy Fuels Corp.	102,123	803
	Dine Brands Global Inc.	13,806	801
*	American Axle & Manufacturing Holdings Inc.	94,039	784
*,1	GameStop Corp. Class A	41,319	778
*	ANGI Homeservices Inc. Class A	58,162	767
*	Denny's Corp.	51,451	755
*	Stride Inc.	35,264	749
	EW Scripps Co. Class A	47,437	725
	Guess? Inc.	32,007	724
*	Hibbett Sports Inc.	15,640	722
	Buckle Inc.	24,494	715
*	Lumber Liquidators Holdings Inc.	23,124	711
*	XPEL Inc.	13,714	707
	Viad Corp.	19,290	698
*	Zumiez Inc.	18,969	698
*	Stoneridge Inc.	23,032	696
*	Revolve Group Inc.	22,201	692
	Meredith Corp.	35,965	691
	Standard Motor Products Inc.	17,073	691
	BJ's Restaurants Inc.	17,469	672
	Sonic Automotive Inc. Class A	17,413	672
*	Perdoceo Education Corp.	53,018	670

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Cars.com Inc.	58,727	664
*	Monarch Casino & Resort Inc.	10,701	655
	Knoll Inc.	43,323	636
*	Sportsman's Warehouse Holdings Inc.	36,261	636
	Bally S Corp.	12,607	633
*	iHeartMedia Inc. Class A	48,573	630
*	America's Car-Mart Inc.	5,596	615
*	Quotient Technology Inc.	64,025	603
	Children's Place Inc.	11,900	596
	Hawaiian Holdings Inc.	33,630	595
*	MarineMax Inc.	16,925	593
	Interface Inc. Class A	53,869	566
*	Aaron's Co. Inc.	29,269	555
*	Universal Electronics Inc.	10,447	548
*	1-800-Flowers.com Inc. Class A	20,769	540
*	Clear Channel Outdoor Holdings Inc.	326,130	538
	Collectors Universe Inc.	7,123	537
*	Party City Holdco Inc.	85,856	528
	Johnson Outdoors Inc. Class A	4,547	512
*	Cooper-Standard Holdings Inc.	14,478	502
*	MSG Networks Inc. Class A	33,736	497
*	Lindblad Expeditions Holdings Inc.	27,429	470
	Ruth's Hospitality Group Inc.	26,193	464
*	Accel Entertainment Inc. Class A	45,855	463
	Systemax Inc.	12,806	460
	Carriage Services Inc. Class A	14,663	459
*	Beazer Homes USA Inc.	29,658	449
	Designer Brands Inc. Class A	58,407	447
*	Eastman Kodak Co.	54,819	446
*	Green Brick Partners Inc.	19,329	444
	Caleres Inc.	28,284	443
*	Nautilus Inc.	23,779	431
	Winmark Corp.	2,301	428
*	Central Garden & Pet Co.	10,945	423
*	Liberty Media Corp.- Liberty Formula One Class A	11,125	423
	National Presto Industries Inc.	4,719	417
*	Genesco Inc.	13,777	415
	Citi Trends Inc.	8,342	414
*	Corsair Gaming Inc.	11,440	414
*	Tenneco Inc. Class A	38,700	410
*	Master Craft Boat Holdings Inc.	16,409	408
*	Chuy's Holdings Inc.	15,097	400
	News Corp. Class B	22,396	398
	Kimball International Inc. Class B	32,788	392
*	TravelCenters of America Inc.	11,686	381
*	CarParts.com Inc.	30,552	379
*	American Public Education Inc.	12,392	378
*	Gannett Co. Inc.	111,792	376
	Scholastic Corp.	14,938	373
*	Lions Gate Entertainment Corp. Class A	32,524	370
*	Fossil Group Inc.	42,289	367
	Hooker Furniture Corp.	11,101	358
*	Motorcar Parts of America Inc.	18,169	356
	Haverty Furniture Cos. Inc.	12,796	354
*,1	Vuzix Corp.	39,005	354

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Ethan Allen Interiors Inc.	17,483	353
*	Golden Entertainment Inc.	17,647	351
*	Liquidity Services Inc.	21,474	342
*	Lovesac Co.	7,797	336
	Shoe Carnival Inc.	8,452	331
*,1	Akoustis Technologies Inc.	26,892	329
	RCI Hospitality Holdings Inc.	8,347	329
*	Shift Technologies Inc.	38,395	318
*	Daily Journal Corp.	782	316
*	Houghton Mifflin Harcourt Co.	94,840	316
*,1	Academy Sports and Outdoors Inc.	15,122	313
	Clarus Corp.	20,016	308
*	Liberty TripAdvisor Holdings Inc. Class A	66,173	287
*	El Pollo Loco Holdings Inc.	15,765	285
	Marcus Corp.	20,480	276
*	Del Taco Restaurants Inc.	29,720	269
*	Noodles & Co. Class A	32,740	259
*	Turtle Beach Corp.	11,922	257
[1]	Dillard's Inc. Class A	4,044	255
	Movado Group Inc.	15,252	253
	Entercom Communications Corp. Class A	101,928	252
	Flexsteel Industries Inc.	7,090	248
*,1	Arcimoto Inc.	18,511	245
*	Red Robin Gourmet Burgers Inc.	12,253	236
*	Fiesta Restaurant Group Inc.	20,475	233
*	Aspen Group Inc.	20,450	228
	National CineMedia Inc.	60,261	224
	Superior Group of Cos. Inc.	9,574	222
*	Regis Corp.	24,045	221
*	Carrols Restaurant Group Inc.	33,393	210
*	Lands' End Inc.	9,680	209
*	VistaGen Therapeutics Inc.	106,838	207
*	American Outdoor Brands Inc.	11,843	202
*	OneWater Marine Inc. Class A	6,864	200
	Bassett Furniture Industries Inc.	9,932	199
*	Container Store Group Inc.	20,253	193
	Rocky Brands Inc.	6,816	191
	Cato Corp. Class A	19,736	189
*	Fluent Inc.	35,496	188
*	Vera Bradley Inc.	23,678	188
	Escalade Inc.	8,776	186
*	Boston Omaha Corp. Class A	6,681	185
*	Lakeland Industries Inc.	6,673	182
*	PlayAGS Inc.	24,685	178
	Chico's FAS Inc.	111,384	177
	Entravision Communications Corp. Class A	64,395	177
	Lifetime Brands Inc.	11,366	173
*	Funko Inc. Class A	16,475	171
	AMC Entertainment Holdings Inc. Class A	80,884	171
*	Lincoln Educational Services Corp.	25,913	168
*	Universal Technical Institute Inc.	25,928	167
*	VOXX International Corp. Class A	12,973	166
*	Conn's Inc.	13,926	163
	Strattec Security Corp.	3,297	163
	Tribune Publishing Co.	11,531	158

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Mesa Air Group Inc.	23,386	156
*	CuriosityStream Inc.	11,163	156
	Tilly's Inc. Class A	18,963	155
*	Century Casinos Inc.	24,110	154
*	Casper Sleep Inc.	24,765	152
	Bluegreen Vacations Holding Class A	11,102	150
*	Kirkland's Inc.	8,099	145
	Big 5 Sporting Goods Corp.	14,121	144
*	Barnes & Noble Education Inc.	30,748	143
*	MDC Partners Inc. Class A	54,915	138
	Hamilton Beach Brands Holding Co. Class A	7,791	136
*	Leaf Group Ltd.	28,384	132
	Emerald Holding Inc.	24,384	132
	Saga Communications Inc. Class A	5,396	130
*	Chicken Soup For The Soul Entertainment Inc.	6,402	128
*	Drive Shack Inc.	52,740	126
*	Duluth Holdings Inc. Class B	11,825	125
*	Delta Apparel Inc.	5,925	119
*	Gaia Inc. Class A	11,846	117
	Acme United Corp.	3,895	117
*	Thryv Holdings Inc.	8,571	116
*	Cumulus Media Inc. Class A	13,183	115
*	LiveXLive Media Inc.	34,796	114
*	Zovio Inc. Class A	23,676	112
	Marine Products Corp.	7,669	111
*	Alta Equipment Group Inc.	11,111	110
*	J Alexander's Holdings Inc.	14,557	106
*	LMP Automotive Holdings Inc.	4,172	104
*	ZAGG Inc.	23,781	99
*	HyreCar Inc.	13,151	94
*	ContextLogic, Inc. Class A	5,090	93
*	Reading International Inc. Class A	18,429	92
*,1	Radius Global Infrastructure Inc. Class A	7,776	92
*	RumbleON Inc.	3,060	92
*	Lazydays Holdings Inc.	5,685	92
*	Superior Industries International Inc.	21,922	90
	Educational Development Corp.	5,856	90
*	Full House Resorts Inc.	22,955	90
	Nathan's Famous Inc.	1,617	89
*	Potbelly Corp.	19,904	88
*,1	Kura Sushi USA Inc. Class A	4,490	88
	Weyco Group Inc.	5,407	86
	A-Mark Precious Metals Inc.	3,311	85
	Wayside Technology Group Inc.	4,347	83
*	Hovnanian Enterprises Inc. Class A	2,504	82
*	Legacy Housing Corp.	5,152	78
*	Luby's Inc.	25,825	73
*	Biglari Holdings Inc. Class A	123	72
*	Build-A-Bear Workshop Inc.	16,793	72
*	Biglari Holdings Inc. Class B	595	66
	Ark Restaurants Corp.	3,264	63
*	Express Inc.	67,509	61
*	Marchex Inc. Class B	30,939	61
*	Red Lion Hotels Corp.	17,303	60
*	New Home Co. Inc.	12,542	59

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Unique Fabricating Inc.	8,518	47
*	Lee Enterprises Inc.	35,736	45
*	BBQ Holdings Inc.	8,524	41
*	Vince Holding Corp.	6,249	40
*	Good Times Restaurants Inc.	12,665	36
*	Kewaunee Scientific Corp.	2,881	36
*,1	SRAX Inc. Class A	11,610	36
	A H Belo Corp. Class A	23,150	35
	CompX International Inc.	1,065	15
			5,417,316
Consumer Staples (5.2%)
	Procter & Gamble Co.	2,120,029	294,981
	Coca-Cola Co.	3,304,122	181,198
	PepsiCo Inc.	1,181,267	175,182
	Philip Morris International Inc.	1,329,490	110,069
	CVS Health Corp.	1,117,585	76,331
	Mondelez International Inc. Class A	1,223,160	71,518
	Altria Group Inc.	1,585,306	64,998
	Colgate-Palmolive Co.	732,471	62,634
	Kimberly-Clark Corp.	290,457	39,162
	General Mills Inc.	522,440	30,719
	Sysco Corp.	411,903	30,588
	Constellation Brands Inc. Class A	137,239	30,062
*	Monster Beverage Corp.	315,208	29,150
	Walgreens Boots Alliance Inc.	626,499	24,985
	Corteva Inc.	638,350	24,717
	Archer-Daniels-Midland Co.	473,932	23,891
	McKesson Corp.	137,012	23,829
	Brown-Forman Corp. Class B	295,488	23,471
	Clorox Co.	107,096	21,625
	McCormick & Co. Inc.	212,017	20,269
	Kroger Co.	627,227	19,921
	Hershey Co.	126,432	19,259
	Church & Dwight Co. Inc.	210,339	18,348
	Kraft Heinz Co.	520,527	18,041
	Tyson Foods Inc. Class A	251,200	16,187
	Keurig Dr Pepper Inc.	478,370	15,308
	Conagra Brands Inc.	394,080	14,289
	Kellogg Co.	218,967	13,626
	AmerisourceBergen Corp. Class A	120,917	11,821
	Hormel Foods Corp.	229,515	10,698
	J M Smucker Co.	92,319	10,672
	Lamb Weston Holdings Inc.	123,871	9,754
	Campbell Soup Co.	167,453	8,096
*	Darling Ingredients Inc.	139,025	8,019
*	Boston Beer Co. Inc. Class A	7,558	7,515
	Bunge Ltd.	114,003	7,476
	Molson Coors Beverage Co. Class B	153,449	6,934
	Casey's General Stores Inc.	31,455	5,619
*	US Foods Holding Corp.	166,935	5,561
*	Performance Food Group Co.	114,355	5,444
*	Post Holdings Inc.	49,988	5,049
*,1	Beyond Meat Inc.	40,255	5,032
*	Helen of Troy Ltd.	21,705	4,823
*	Freshpet Inc.	32,400	4,601

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Ingredion Inc.	55,340	4,354
*	Herbalife Nutrition Ltd.	84,363	4,054
	Flowers Foods Inc.	162,960	3,688
	WD-40 Co.	11,757	3,124
	Lancaster Colony Corp.	16,609	3,052
*	Hain Celestial Group Inc.	71,435	2,868
*	Grocery Outlet Holding Corp.	72,843	2,859
	Spectrum Brands Holdings Inc.	34,760	2,745
	Nu Skin Enterprises Inc. Class A	43,634	2,384
*	Simply Good Foods Co.	75,693	2,374
	Sanderson Farms Inc.	17,050	2,254
	Energizer Holdings Inc.	50,277	2,121
*	TreeHouse Foods Inc.	49,700	2,112
	Primo Water Corp.	131,833	2,067
*	Sprouts Farmers Market Inc.	100,763	2,025
	J & J Snack Foods Corp.	12,382	1,924
	Medifast Inc.	9,536	1,872
	Edgewell Personal Care Co.	47,522	1,643
[1]	B&G Foods Inc.	57,097	1,583
*	Hostess Brands Inc. Class A	105,400	1,543
*	GrowGeneration Corp.	37,044	1,490
	Reynolds Consumer Products Inc.	45,677	1,372
	Vector Group Ltd.	106,899	1,245
*	Celsius Holdings Inc.	24,725	1,244
*	Cal-Maine Foods Inc.	31,577	1,185
	Core-Mark Holding Co. Inc.	39,249	1,153
	Coca-Cola Consolidated Inc.	4,101	1,092
	Universal Corp.	21,447	1,043
	Calavo Growers Inc.	14,165	983
	Utz Brands Inc.	43,249	954
[1]	National Beverage Corp.	10,526	894
*	Pilgrim's Pride Corp.	42,885	841
*	USANA Health Sciences Inc.	10,849	836
*	BellRing Brands Inc. Class A	33,616	817
*	United Natural Foods Inc.	46,544	743
*	Chefs' Warehouse Inc.	28,519	733
	ACCO Brands Corp.	84,088	711
	Andersons Inc.	27,988	686
	Fresh Del Monte Produce Inc.	28,382	683
*	Rite Aid Corp.	42,936	680
	Weis Markets Inc.	13,732	657
	MGP Ingredients Inc.	12,377	582
	Seaboard Corp.	186	564
	Ingles Markets Inc. Class A	13,138	560
	John B Sanfilippo & Son Inc.	7,093	559
	SpartanNash Co.	30,481	531
	PetMed Express Inc.	16,190	519
	Turning Point Brands Inc.	11,269	502
[1]	Tootsie Roll Industries Inc.	15,119	449
*	Veru Inc.	45,335	392
*,1	Tattooed Chef Inc.	16,720	383
*	Hydrofarm Holdings Group, Inc.	6,849	360
*	Whole Earth Brands Inc.	32,748	357
*	NewAge Inc.	104,614	275
*	Vital Farms Inc.	10,175	258

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Landec Corp.	21,960	238
*	22nd Century Group Inc.	108,004	238
	Limoneira Co.	14,134	235
*	AquaBounty Technologies Inc.	24,599	216
*,1	HF Foods Group Inc.	25,973	195
*	Seneca Foods Corp. Class A	4,623	184
	Village Super Market Inc. Class A	7,855	173
	Oil-Dri Corp. of America	4,877	166
*	Laird Superfood Inc.	2,892	137
	Natural Grocers by Vitamin Cottage Inc.	8,592	118
*	Nature's Sunshine Products Inc.	6,280	94
*	Lifevantage Corp.	10,023	93
*	Alkaline Water Co. Inc.	90,909	92
*	Natural Alternatives International Inc.	7,345	77
	Alico Inc.	2,206	68
*	S&W Seed Co.	18,009	53
*	Blue Apron Holdings Inc. Class A	8,752	49
*	Mission Produce Inc.	2,949	44
*	Lifeway Foods Inc.	5,791	31
*	Bridgford Foods Corp.	1,495	27
*	Farmer Bros Co.	5,194	24
*	RiceBran Technologies	33,157	20
	Brown-Forman Corp. Class A	258	19
*	Calyxt Inc.	2,807	12
			1,691,054
Energy (2.3%)
	Exxon Mobil Corp.	3,609,494	148,783
	Chevron Corp.	1,643,427	138,787
	ConocoPhillips	910,568	36,414
	Phillips 66	371,944	26,014
	Schlumberger NV	1,181,850	25,800
	EOG Resources Inc.	496,935	24,782
	Marathon Petroleum Corp.	554,336	22,927
*	Kinder Morgan Inc.	1,643,847	22,471
	Williams Cos. Inc.	1,036,578	20,783
	Valero Energy Corp.	347,872	19,679
*	Enphase Energy Inc.	97,140	17,045
	Pioneer Natural Resources Co.	140,454	15,996
	ONEOK Inc.	377,306	14,481
	Occidental Petroleum Corp.	794,687	13,756
	Halliburton Co.	715,307	13,519
*	Plug Power Inc.	388,165	13,163
	Hess Corp.	235,759	12,446
	Baker Hughes Co. Class A	557,316	11,620
*	Cheniere Energy Inc.	193,353	11,607
	Concho Resources Inc.	167,343	9,764
*	First Solar Inc.	77,255	7,642
	Diamondback Energy Inc.	133,118	6,443
	Cabot Oil & Gas Corp.	341,194	5,555
	Devon Energy Corp.	326,609	5,164
	Targa Resources Corp.	193,922	5,116
	NOV Inc.	331,640	4,553
	Apache Corp.	317,719	4,508
	Marathon Oil Corp.	665,390	4,438
	Parsley Energy Inc. Class A	252,922	3,591

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	HollyFrontier Corp.	126,887	3,280
	New Fortress Energy Inc.	60,147	3,223
	Ovintiv Inc.	222,750	3,199
	Cimarex Energy Co.	84,025	3,152
	EQT Corp.	237,453	3,018
*	FuelCell Energy Inc.	270,181	3,018
	Equitrans Midstream Corp.	357,042	2,871
*	Array Technologies Inc.	65,451	2,824
*	WPX Energy Inc.	337,549	2,751
*	ChampionX Corp.	170,311	2,606
*	Renewable Energy Group Inc.	32,147	2,277
	Arcosa Inc.	40,390	2,219
	Antero Midstream Corp.	272,603	2,102
	Helmerich & Payne Inc.	86,425	2,002
*	PDC Energy Inc.	87,078	1,788
*,1	SunPower Corp.	68,053	1,745
*	CNX Resources Corp.	154,000	1,663
*	Southwestern Energy Co.	557,083	1,660
	World Fuel Services Corp.	52,288	1,629
*	TPI Composites Inc.	30,215	1,595
	Murphy Oil Corp.	128,815	1,559
	Range Resources Corp.	200,332	1,342
*,1	Transocean Ltd.	525,449	1,214
*	Matador Resources Co.	93,908	1,133
	Archrock Inc.	125,872	1,090
	Core Laboratories NV	40,679	1,078
	Delek US Holdings Inc.	66,886	1,075
*	Ameresco Inc. Class A	20,504	1,071
*,1	Antero Resources Corp.	190,396	1,038
	Cactus Inc. Class A	38,829	1,012
	Warrior Met Coal Inc.	46,063	982
*	Dril-Quip Inc.	30,347	899
*,1	HighPeak Energy Inc.	50,877	813
	Continental Resources Inc.	48,508	791
	Patterson-UTI Energy Inc.	148,803	783
*	Magnolia Oil & Gas Corp. Class A	107,925	762
*	NOW Inc.	101,868	731
*	Oceaneering International Inc.	86,564	688
	SM Energy Co.	106,494	652
*	Bristow Group Inc.	24,236	638
	Liberty Oilfield Services Inc. Class A	60,053	619
	PBF Energy Inc. Class A	83,203	591
	Arch Resources Inc.	13,323	583
	DMC Global Inc.	13,414	580
*	ProPetro Holding Corp.	75,519	558
*	Helix Energy Solutions Group Inc.	128,881	541
*	NexTier Oilfield Solutions Inc.	146,677	505
*	Par Pacific Holdings Inc.	34,504	482
*	Callon Petroleum Co.	35,916	473
*	MRC Global Inc.	71,175	472
	QEP Resources Inc.	181,125	433
*,1	Beam Global	5,797	428
	CVR Energy Inc.	28,326	422
*	American Superconductor Corp.	17,791	417
*	Green Plains Inc.	30,485	401

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	REX American Resources Corp.	5,140	378
*,1	Gevo Inc.	84,479	359
	Nabors Industries Ltd.	6,130	357
*	Pacific Ethanol Inc.	65,144	354
	Brigham Minerals Inc. Class A	32,031	352
	SunCoke Energy Inc.	77,903	339
*	Bonanza Creek Energy Inc.	16,302	315
*	Tidewater Inc.	32,461	280
*	Matrix Service Co.	22,185	244
	Solaris Oilfield Infrastructure Inc. Class A	29,316	239
*	Oil States International Inc.	46,347	233
*	Talos Energy Inc.	27,883	230
*,1	Northern Oil and Gas Inc.	25,351	222
*	FTS International Inc. Class A	11,196	215
*	Select Energy Services Inc. Class A	51,616	212
	Berry Corp.	57,451	211
*,1	Tellurian Inc.	158,705	203
*	Centennial Resource Development Inc. Class A	132,141	198
*	Contura Energy Inc.	17,364	197
*	Centrus Energy Corp. Class A	8,446	195
*	Laredo Petroleum Inc.	9,459	186
*,1	W&T Offshore Inc.	80,342	174
*	RPC Inc.	52,946	167
*	Contango Oil & Gas Co.	66,046	151
*	Newpark Resources Inc.	77,367	149
*	Peabody Energy Corp.	60,173	145
*	Capstone Turbine Corp.	13,423	144
*	Penn Virginia Corp.	13,737	139
*	Altus Midstream Co.	2,794	133
*	Trecora Resources	18,546	130
*	Exterran Corp.	29,186	129
*	CONSOL Energy Inc.	17,809	128
*	Battalion Oil Corp.	13,072	109
*	Goodrich Petroleum Corp.	10,684	108
	Falcon Minerals Corp.	33,440	105
	NACCO Industries Inc. Class A	3,937	104
*	Natural Gas Services Group Inc.	10,759	102
*	TETRA Technologies Inc.	116,560	100
*	Flotek Industries Inc.	46,970	99
*	Geospace Technologies Corp.	11,189	96
*	Earthstone Energy Inc. Class A	16,735	89
*	Orbital Energy Group Inc.	36,598	80
*	VAALCO Energy Inc.	42,208	75
*	SandRidge Energy Inc.	23,225	72
	Evolution Petroleum Corp.	24,898	71
*	Mammoth Energy Services Inc.	15,291	68
*	American Resources Corp. Class A	26,674	52
*	SEACOR Marine Holdings Inc.	18,771	51
*	Forum Energy Technologies Inc.	3,991	47
*	Dawson Geophysical Co.	21,717	46
*	Ring Energy Inc.	63,932	42
*	NextDecade Corp.	19,818	41
	PHX Minerals Inc.	17,972	41
*	Aemetis Inc.	14,692	37
*	Ranger Energy Services Inc.	10,210	37

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Adams Resources & Energy Inc.	1,512	36
*	MIND Technology Inc.	15,887	36
*	Profire Energy Inc.	39,969	34
*	Gulf Island Fabrication Inc.	10,847	33
*	Ramaco Resources Inc.	10,388	30
*	PrimeEnergy Resources Corp.	399	17
	Hallador Energy Co.	10,194	15
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			751,306
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	1,525,495	353,717
	JPMorgan Chase & Co.	2,603,191	330,787
	Bank of America Corp.	6,650,074	201,564
	Citigroup Inc.	1,777,366	109,592
	Wells Fargo & Co.	3,352,776	101,187
	Morgan Stanley	1,235,860	84,693
	BlackRock Inc.	117,226	84,583
	Goldman Sachs Group Inc.	293,892	77,502
	Charles Schwab Corp.	1,304,301	69,180
	S&P Global Inc.	205,543	67,568
	CME Group Inc.	306,719	55,838
	Intercontinental Exchange Inc.	479,813	55,318
	Truist Financial Corp.	1,149,376	55,090
	PNC Financial Services Group Inc.	361,502	53,864
	US Bancorp	1,154,207	53,774
	Marsh & McLennan Cos. Inc.	433,532	50,723
	Chubb Ltd.	327,502	50,409
	Progressive Corp.	500,179	49,458
	Aon plc Class A	195,317	41,265
	Moody's Corp.	136,361	39,577
	Blackstone Group Inc. Class A	575,081	37,271
	Travelers Cos. Inc.	216,117	30,336
	MSCI Inc. Class A	67,200	30,007
	T Rowe Price Group Inc.	193,235	29,254
	Bank of New York Mellon Corp.	680,555	28,883
	American International Group Inc.	733,143	27,757
	IHS Markit Ltd.	306,459	27,529
	Allstate Corp.	247,023	27,155
	MetLife Inc.	574,191	26,958
	Prudential Financial Inc.	335,912	26,225
	Aflac Inc.	568,788	25,294
	Discover Financial Services	260,972	23,626
	Willis Towers Watson plc	110,197	23,216
	First Republic Bank	148,401	21,805
	State Street Corp.	285,800	20,801
	Arthur J Gallagher & Co.	163,936	20,281
	Ameriprise Financial Inc.	100,667	19,563
	KKR & Co. Inc.	460,860	18,660
	MarketAxess Holdings Inc.	30,826	17,588
*	SVB Financial Group	44,051	17,084
	Nasdaq Inc.	126,123	16,742
	Fifth Third Bancorp	603,897	16,649
	Northern Trust Corp.	168,434	15,688
	Broadridge Financial Solutions Inc.	98,212	15,046
	Hartford Financial Services Group Inc.	305,792	14,978

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	KeyCorp.	829,515	13,612
	M&T Bank Corp.	103,570	13,184
	Regions Financial Corp.	815,362	13,144
	Citizens Financial Group Inc.	365,488	13,070
*	Markel Corp.	11,746	12,137
*	Arch Capital Group Ltd.	330,081	11,906
	Principal Financial Group Inc.	231,907	11,505
	Cincinnati Financial Corp.	129,667	11,329
	Ally Financial Inc.	317,477	11,321
	Huntington Bancshares Inc.	863,734	10,909
	FactSet Research Systems Inc.	32,618	10,845
	Raymond James Financial Inc.	104,713	10,018
	Annaly Capital Management Inc.	1,181,223	9,981
	Brown & Brown Inc.	207,396	9,833
*	Berkshire Hathaway Inc. Class A	28	9,739
	Fidelity National Financial Inc.	238,117	9,308
	Loews Corp.	196,747	8,858
	Equitable Holdings Inc.	341,607	8,742
	Apollo Global Management Inc. Class A	176,943	8,667
	Cboe Global Markets Inc.	92,099	8,576
	Everest Re Group Ltd.	34,115	7,986
	Lincoln National Corp.	156,061	7,851
	W R Berkley Corp.	114,942	7,634
	Globe Life Inc.	79,662	7,565
	AGNC Investment Corp.	466,781	7,282
	RenaissanceRe Holdings Ltd.	43,126	7,151
	LPL Financial Holdings Inc.	67,362	7,020
	Alleghany Corp.	11,299	6,821
	Assurant Inc.	50,054	6,818
	Reinsurance Group of America Inc.	57,887	6,709
	Comerica Inc.	117,492	6,563
	Franklin Resources Inc.	256,737	6,416
	SEI Investments Co.	111,558	6,411
	Voya Financial Inc.	108,310	6,370
	Eaton Vance Corp.	92,533	6,286
	First Horizon Corp.	478,484	6,105
	Invesco Ltd.	348,191	6,069
	East West Bancorp Inc.	119,250	6,047
	Zions Bancorp NA	138,665	6,024
	Commerce Bancshares Inc.	90,044	5,916
	Signature Bank	43,212	5,846
	American Financial Group Inc.	61,956	5,429
	Erie Indemnity Co. Class A	21,761	5,344
	Prosperity Bancshares Inc.	75,893	5,264
	Carlyle Group Inc.	166,463	5,234
	Old Republic International Corp.	241,459	4,759
	TCF Financial Corp.	128,251	4,748
	First American Financial Corp.	91,434	4,721
	Morningstar Inc.	20,172	4,671
	People's United Financial Inc.	359,665	4,650
*	Athene Holding Ltd. Class A	106,893	4,611
	Western Alliance Bancorp	76,036	4,558
	Primerica Inc.	33,640	4,505
	Starwood Property Trust Inc.	228,387	4,408
	South State Corp.	59,642	4,312

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Ares Management Corp. Class A	90,856	4,275
	Stifel Financial Corp.	84,597	4,269
	First Financial Bankshares Inc.	117,850	4,263
	Tradeweb Markets Inc. Class A	66,755	4,169
	Kemper Corp.	53,697	4,126
	Cullen/Frost Bankers Inc.	47,247	4,121
	Janus Henderson Group plc	125,974	4,095
	Popular Inc.	71,369	4,019
	SLM Corp.	324,272	4,018
	Interactive Brokers Group Inc. Class A	65,703	4,003
	Essent Group Ltd.	91,066	3,934
	New York Community Bancorp Inc.	369,052	3,893
	Synovus Financial Corp.	120,122	3,888
	Pinnacle Financial Partners Inc.	59,832	3,853
	Affiliated Managers Group Inc.	37,363	3,800
	Kinsale Capital Group Inc.	18,751	3,753
	Jefferies Financial Group Inc.	152,221	3,745
	RLI Corp.	35,792	3,728
	Glacier Bancorp Inc.	80,830	3,719
	United Bankshares Inc.	112,098	3,632
	Lazard Ltd. Class A	83,754	3,543
	MGIC Investment Corp.	281,596	3,534
	Unum Group	152,325	3,494
	New Residential Investment Corp.	346,918	3,448
	Hanover Insurance Group Inc.	29,342	3,431
	Selective Insurance Group Inc.	50,481	3,381
	Blackstone Mortgage Trust Inc. Class A	120,007	3,304
*	Open Lending Corp. Class A	94,271	3,296
*	Trupanion Inc.	27,470	3,288
	Axis Capital Holdings Ltd.	65,261	3,288
	Radian Group Inc.	162,133	3,283
*	Cannae Holdings Inc.	72,781	3,222
	Valley National Bancorp	329,643	3,214
	Bank OZK	101,663	3,179
	Evercore Inc. Class A	28,760	3,153
	Webster Financial Corp.	74,684	3,148
	CIT Group Inc.	84,908	3,048
	Sterling Bancorp	167,621	3,014
	OneMain Holdings Inc.	62,426	3,006
*	Credit Acceptance Corp.	8,479	2,935
	Wintrust Financial Corp.	48,048	2,935
	Houlihan Lokey Inc. Class A	43,205	2,905
	BankUnited Inc.	80,350	2,795
	Community Bank System Inc.	44,851	2,795
	Umpqua Holdings Corp.	183,109	2,772
	UMB Financial Corp.	38,541	2,659
*	Brighthouse Financial Inc.	73,069	2,645
	FNB Corp.	276,177	2,624
*	LendingTree Inc.	9,578	2,622
	White Mountains Insurance Group Ltd.	2,590	2,592
	CNO Financial Group Inc.	116,509	2,590
	First Hawaiian Inc.	107,928	2,545
*	Eastern Bankshares Inc.	155,126	2,530
	Bank of Hawaii Corp.	32,921	2,522
*	Texas Capital Bancshares Inc.	41,820	2,488

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Home BancShares Inc.	126,827	2,471
	BancorpSouth Bank	88,700	2,434
	Artisan Partners Asset Management Inc. Class A	48,278	2,430
	PennyMac Financial Services Inc.	36,870	2,419
	PacWest Bancorp	94,465	2,399
	Pacific Premier Bancorp Inc.	76,312	2,391
	Old National Bancorp	140,894	2,333
	Atlantic Union Bankshares Corp.	70,758	2,331
	Federated Hermes Inc.	80,680	2,331
	Hancock Whitney Corp.	68,490	2,330
	FirstCash Inc.	33,052	2,315
	First Citizens BancShares Inc. Class A	4,003	2,299
	Walker & Dunlop Inc.	24,450	2,250
	Moelis & Co. Class A	48,005	2,245
	Cathay General Bancorp	69,380	2,233
	Virtu Financial Inc. Class A	86,164	2,169
*	Enstar Group Ltd.	10,432	2,137
	Columbia Banking System Inc.	59,488	2,136
	Investors Bancorp Inc.	201,996	2,133
	American Equity Investment Life Holding Co.	77,002	2,130
	National General Holdings Corp.	61,655	2,107
	United Community Banks Inc.	73,552	2,092
	CVB Financial Corp.	107,142	2,089
	Assured Guaranty Ltd.	66,041	2,080
	Associated Banc-Corp.	120,902	2,061
	Ameris Bancorp	53,758	2,047
	Independent Bank Corp.	27,731	2,025
*,1	Rocket Cos. Inc. Class A	98,581	1,993
*,1	GCM Grosvenor Inc. Class A	147,267	1,962
*,1	QuantumScape Corp.	23,117	1,952
	Chimera Investment Corp.	187,280	1,920
	Independent Bank Group Inc.	30,566	1,911
	First Merchants Corp.	50,111	1,875
	Hamilton Lane Inc. Class A	23,899	1,865
	Flagstar Bancorp Inc.	45,310	1,847
*	Mr Cooper Group Inc.	58,957	1,829
	WSFS Financial Corp.	40,213	1,805
	Simmons First National Corp. Class A	83,274	1,798
	First BanCorp.	193,105	1,780
	Fulton Financial Corp.	133,801	1,702
	International Bancshares Corp.	45,380	1,699
*	eXp World Holdings Inc.	26,886	1,697
	BOK Financial Corp.	24,754	1,695
	Goosehead Insurance Inc. Class A	13,545	1,690
	Cadence BanCorp. Class A	102,485	1,683
*	NMI Holdings Inc. Class A	74,308	1,683
	ServisFirst Bancshares Inc.	41,583	1,675
	Renasant Corp.	49,507	1,667
*	Genworth Financial Inc. Class A	436,133	1,649
	Washington Federal Inc.	63,309	1,630
*	Palomar Holdings Inc.	18,273	1,623
	Horace Mann Educators Corp.	37,802	1,589
	First Midwest Bancorp Inc.	99,731	1,588
	Hilltop Holdings Inc.	56,453	1,553
	MFA Financial Inc.	397,875	1,548

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	eHealth Inc.	21,780	1,538
	Navient Corp.	156,606	1,538
	Cohen & Steers Inc.	20,435	1,518
	First Interstate BancSystem Inc. Class A	37,151	1,515
*	PRA Group Inc.	38,118	1,512
	Two Harbors Investment Corp.	237,043	1,510
	PennyMac Mortgage Investment Trust	85,643	1,506
*,1	Lemonade Inc.	12,143	1,488
*	Axos Financial Inc.	39,478	1,482
	Piper Sandler Cos.	14,631	1,476
	WesBanco Inc.	49,165	1,473
	Trustmark Corp.	53,431	1,459
	Banner Corp.	30,835	1,437
	Arbor Realty Trust Inc.	100,745	1,429
	Towne Bank	60,869	1,429
	Northwest Bancshares Inc.	110,584	1,409
	BancFirst Corp.	23,502	1,380
	Apollo Commercial Real Estate Finance Inc.	122,345	1,367
	Capitol Federal Financial Inc.	107,570	1,345
	Heartland Financial USA Inc.	32,829	1,325
*	Seacoast Banking Corp. of Florida	44,767	1,318
	Mercury General Corp.	25,174	1,314
	PJT Partners Inc. Class A	17,409	1,310
	Waddell & Reed Financial Inc. Class A	51,330	1,307
	Westamerica BanCorp.	23,070	1,276
	Virtus Investment Partners Inc.	5,866	1,273
	Park National Corp.	11,953	1,255
	NBT Bancorp Inc.	38,957	1,251
	Sandy Spring Bancorp Inc.	38,825	1,250
	Argo Group International Holdings Ltd.	27,793	1,215
	New York Mortgage Trust Inc.	328,998	1,214
	Hope Bancorp Inc.	111,206	1,213
	First Financial Bancorp	68,494	1,201
	Lakeland Financial Corp.	22,348	1,197
*	Focus Financial Partners Inc. Class A	27,385	1,191
	Santander Consumer USA Holdings Inc.	54,038	1,190
	Veritex Holdings Inc.	46,196	1,185
	Broadmark Realty Capital Inc.	114,455	1,167
	James River Group Holdings Ltd.	23,427	1,151
	Live Oak Bancshares Inc.	24,104	1,144
	Eagle Bancorp Inc.	27,649	1,142
	Provident Financial Services Inc.	63,108	1,133
*	BRP Group Inc. Class A	36,661	1,099
	BGC Partners Inc. Class A	273,131	1,093
	Stewart Information Services Corp.	22,380	1,082
	AMERISAFE Inc.	18,080	1,038
	Brightsphere Investment Group Inc.	53,745	1,036
	Meta Financial Group Inc.	28,311	1,035
*	Encore Capital Group Inc.	26,417	1,029
	First Commonwealth Financial Corp.	92,548	1,012
	First Busey Corp.	46,870	1,010
	City Holding Co.	14,098	981
	Great Western Bancorp Inc.	46,937	981
	Safety Insurance Group Inc.	12,472	972
*	Triumph Bancorp Inc.	19,803	961

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Southside Bancshares Inc.	30,740	954
	iStar Inc.	62,796	933
	FB Financial Corp.	26,208	910
	OceanFirst Financial Corp.	48,860	910
	First Bancorp	26,678	903
	Redwood Trust Inc.	101,671	893
	Ladder Capital Corp. Class A	89,721	877
	TFS Financial Corp.	49,672	876
*	Silvergate Capital Corp. Class A	11,759	874
	OFG Bancorp	46,991	871
	Nelnet Inc. Class A	12,127	864
	S&T Bancorp Inc.	34,310	852
	Tompkins Financial Corp.	12,047	851
	TriCo Bancshares	23,596	832
*	LendingClub Corp.	77,895	823
	Kearny Financial Corp.	76,080	803
	Premier Financial Corp.	34,667	797
	ProAssurance Corp.	44,769	796
	Employers Holdings Inc.	24,666	794
	Stock Yards Bancorp Inc.	19,389	785
	Enterprise Financial Services Corp.	21,559	753
	National Bank Holdings Corp. Class A	22,927	751
	First Foundation Inc.	36,841	737
	German American Bancorp Inc.	21,971	727
*	Riot Blockchain Inc.	42,734	726
*	StoneX Group Inc.	12,241	709
*	Columbia Financial Inc.	44,700	696
*	Enova International Inc.	26,790	664
	Washington Trust Bancorp Inc.	14,787	662
	Meridian Bancorp Inc.	44,321	661
	Boston Private Financial Holdings Inc.	78,035	659
	WisdomTree Investments Inc.	121,307	649
	Berkshire Hills Bancorp Inc.	37,786	647
	Preferred Bank	12,785	645
	Heritage Financial Corp.	27,203	636
	HomeStreet Inc.	18,811	635
*	Watford Holdings Ltd.	18,302	633
*	Third Point Reinsurance Ltd.	65,598	624
	Allegiance Bancshares Inc.	18,240	623
*	Ambac Financial Group Inc.	40,500	623
	B Riley Financial Inc.	13,969	618
	QCR Holdings Inc.	15,510	614
	American National Group Inc.	6,383	614
*	Nicolet Bankshares Inc.	9,234	613
	Federal Agricultural Mortgage Corp. Class C	8,174	607
	Cowen Inc. Class A	23,333	606
	ARMOUR Residential REIT Inc.	55,879	603
*	StepStone Group Inc. Class A	15,064	600
	Horizon Bancorp Inc.	37,472	594
	TPG RE Finance Trust Inc.	55,574	590
	Banc of California Inc.	39,832	586
	Origin Bancorp Inc.	20,986	583
	ConnectOne Bancorp Inc.	29,202	578
	Bryn Mawr Bank Corp.	18,780	575
	National Western Life Group Inc. Class A	2,757	569

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Lakeland Bancorp Inc.	44,232	562
	Brookline Bancorp Inc.	45,910	553
	First Bancorp Inc.	17,760	548
	TrustCo Bank Corp.	82,232	548
	Great Southern Bancorp Inc.	11,180	547
	Heritage Commerce Corp.	61,433	545
*	Bancorp Inc.	39,797	543
[1]	Invesco Mortgage Capital Inc.	159,617	540
*	GoHealth Inc. Class A	39,444	539
	Univest Financial Corp.	25,803	531
	Ellington Financial Inc.	35,487	527
	Community Trust Bancorp Inc.	13,973	518
	Capstead Mortgage Corp.	87,952	511
	United Fire Group Inc.	20,325	510
	FBL Financial Group Inc. Class A	9,591	504
	Central Pacific Financial Corp.	26,375	501
	Camden National Corp.	13,896	497
*	Customers Bancorp Inc.	26,724	496
	Granite Point Mortgage Trust Inc.	49,051	490
	Northfield Bancorp Inc.	39,444	486
	Independent Bank Corp.	25,834	477
	Dime Community Bancshares Inc.	29,852	471
	KKR Real Estate Finance Trust Inc.	25,380	455
	Diamond Hill Investment Group Inc.	3,026	452
*	World Acceptance Corp.	4,418	452
	Arrow Financial Corp.	14,979	448
*	CrossFirst Bankshares Inc.	41,408	445
	Universal Insurance Holdings Inc.	28,626	433
	Flushing Financial Corp.	25,706	428
	Waterstone Financial Inc.	22,328	420
	Mercantile Bank Corp.	14,983	407
	First Financial Corp.	10,412	405
	Bank of Marin Bancorp	11,728	403
*	TriState Capital Holdings Inc.	23,173	403
	Merchants Bancorp	14,558	402
	Bridge Bancorp Inc.	16,599	401
*	Oportun Financial Corp.	20,509	397
	Dynex Capital Inc.	22,122	394
	First of Long Island Corp.	21,882	391
*	International Money Express Inc.	24,910	387
	Ready Capital Corp.	30,729	383
*	Upstart Holdings Inc.	9,361	381
	Republic Bancorp Inc. Class A	10,469	378
	First Mid Bancshares Inc.	11,205	377
	Cambridge Bancorp	5,311	370
*,1	Root Inc. Class A	23,250	365
	Peapack-Gladstone Financial Corp.	15,899	362
	Midland States Bancorp Inc.	20,075	359
*	Atlantic Capital Bancshares Inc.	21,733	346
	CBTX Inc.	13,060	333
	1st Source Corp.	8,143	328
	MidWestOne Financial Group Inc.	13,338	327
	Farmers National Banc Corp.	24,423	324
	Bar Harbor Bankshares	14,319	323
	Hanmi Financial Corp.	27,962	317

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Assetmark Financial Holdings Inc.	13,009	315
	Financial Institutions Inc.	13,937	314
	Victory Capital Holdings Inc. Class A	12,571	312
	Orchid Island Capital Inc.	59,327	310
	HomeTrust Bancshares Inc.	15,985	309
	Bank First Corp.	4,705	305
	State Auto Financial Corp.	17,154	304
*	MBIA Inc.	45,257	298
	Byline Bancorp Inc.	19,148	296
	Hingham Institution for Savings	1,360	294
*	Bridgewater Bancshares Inc.	23,459	293
	HCI Group Inc.	5,537	290
	Oppenheimer Holdings Inc. Class A	9,104	286
	West BanCorp. Inc	14,723	284
*	Amerant Bancorp Inc.	18,464	281
	Regional Management Corp.	9,323	278
	First Community Bankshares Inc.	12,696	274
	Sierra Bancorp	11,421	273
	First Internet Bancorp	9,481	272
	Old Second Bancorp Inc.	26,939	272
	Altabancorp	9,715	271
*	Equity Bancshares Inc. Class A	12,511	270
	CNB Financial Corp.	12,325	262
	First Bancorp Inc.	10,329	262
	Business First Bancshares Inc.	12,106	246
	Northrim BanCorp. Inc.	7,163	243
*	MoneyGram International Inc.	44,152	241
	Summit Financial Group Inc.	10,872	240
	RBB Bancorp	15,393	237
	PCSB Financial Corp.	14,750	235
	Guaranty Bancshares Inc.	7,803	234
	Citizens & Northern Corp.	11,421	227
*,1	Citizens Inc. Class A	39,264	225
	Southern National Bancorp of Virginia Inc.	18,589	225
	Crawford & Co. Class B	31,149	224
	Anworth Mortgage Asset Corp.	82,460	223
*	Harbornone Bancorp Inc.	20,430	222
*	Southern First Bancshares Inc.	6,267	222
	Sculptor Capital Management Inc.	14,569	221
	Southern Missouri Bancorp Inc.	7,236	220
	Carter Bankshares Inc.	20,477	220
	Heritage Insurance Holdings Inc.	21,610	219
*	Greenlight Capital Re Ltd. Class A	29,700	217
	Century Bancorp Inc. Class A	2,797	216
	Civista Bancshares Inc.	12,290	215
	Capital City Bank Group Inc.	8,723	214
	South Plains Financial Inc.	11,218	213
	American National Bankshares Inc.	8,097	212
	National Bankshares Inc.	6,731	211
	Farmers & Merchants Bancorp Inc.	9,093	209
*	EZCorp. Inc. Class A	42,879	205
	Macatawa Bank Corp.	24,533	205
	Peoples Financial Services Corp.	5,555	204
	SmartFinancial Inc.	11,166	203
	ChoiceOne Financial Services Inc.	6,523	201

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Ocwen Financial Corp.	6,957	201
	Great Ajax Corp.	19,118	200
	Metrocity Bankshares Inc.	13,855	200
	Curo Group Holdings Corp.	13,913	199
	Spirit of Texas Bancshares Inc.	11,836	199
	Home Bancorp Inc.	7,072	198
	Enterprise Bancorp Inc.	7,396	189
	ACNB Corp.	7,552	189
	Investors Title Co.	1,228	188
	Western New England Bancorp Inc.	27,219	188
	Capstar Financial Holdings Inc.	12,603	186
	MVB Financial Corp.	8,012	182
	Central Valley Community Bancorp	11,989	179
	Independence Holding Co.	4,360	179
	Bank of Commerce Holdings	17,841	177
*	Howard Bancorp Inc.	15,023	177
	Amalgamated Bank Class A	12,684	174
	Territorial Bancorp Inc.	7,222	174
	First Capital Inc.	2,766	168
	FS Bancorp Inc.	3,051	167
*	Maiden Holdings Ltd.	66,755	166
	First Choice Bancorp	8,864	164
*	Metropolitan Bank Holding Corp.	4,517	164
*	Northeast Bank	7,301	164
	Richmond Mutual BanCorp. Inc.	11,942	163
	Penns Woods Bancorp Inc.	6,226	162
	Standard AVB Financial Corp.	4,984	162
	First Bank	17,152	161
	Reliant Bancorp Inc.	8,666	161
	Ellington Residential Mortgage REIT	12,192	159
	Peoples Bancorp Inc.	5,744	156
	Bank of Princeton	6,539	153
*	BayCom Corp.	10,074	153
	Timberland Bancorp Inc.	6,298	153
	First Business Financial Services Inc.	8,209	151
	First Northwest Bancorp	9,392	147
	Investar Holding Corp.	8,881	147
	ESSA Bancorp Inc.	9,620	144
	Hawthorn Bancshares Inc.	6,583	144
	Codorus Valley Bancorp Inc.	8,406	143
	Community Bankers Trust Corp.	21,096	142
	Luther Burbank Corp.	14,477	142
	Shore Bancshares Inc.	9,614	140
*	NI Holdings Inc.	8,452	139
	Fidelity D&D Bancorp Inc.	2,155	139
	Pzena Investment Management Inc. Class A	18,859	138
*	Republic First Bancorp Inc.	48,570	138
*	Safeguard Scientifics Inc.	21,427	137
	Mackinac Financial Corp.	10,703	137
*	Professional Holding Corp. Class A	8,790	136
	Western Asset Mortgage Capital Corp.	41,417	135
	Arlington Asset Investment Corp. Class A	35,385	134
	Donegal Group Inc. Class A	9,483	133
	Unity Bancorp Inc.	7,494	132
	Bankwell Financial Group Inc.	6,682	131

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Orrstown Financial Services Inc.	7,905	131
	Greenhill & Co. Inc.	10,650	129
	BankFinancial Corp.	14,629	128
	Alerus Financial Corp.	4,673	128
*	Coastal Financial Corp.	6,035	127
	Ames National Corp.	5,256	126
*	Select Bancorp Inc.	13,079	124
	LCNB Corp.	8,403	123
*	First Western Financial Inc.	6,238	122
	Protective Insurance Corp. Class B	8,800	121
	Community Financial Corp.	4,532	120
	First Community Corp.	7,052	120
	Middlefield Banc Corp.	5,180	117
	Riverview Bancorp Inc.	22,319	117
	BCB Bancorp Inc.	10,481	116
	Premier Financial Bancorp Inc.	8,723	116
	1st Constitution Bancorp	7,270	115
*	Security National Financial Corp. Class A	13,770	115
	United Insurance Holdings Corp.	19,845	114
	FNCB Bancorp Inc.	17,770	114
	Westwood Holdings Group Inc.	7,751	112
	OP Bancorp	14,487	112
*	Pacific Mercantile Bancorp	21,670	111
*	MainStreet Bancshares Inc.	6,562	111
	Level One Bancorp Inc.	5,494	111
*	Guild Holdings Co. Class A	6,557	111
*	Pioneer Bancorp Inc.	10,394	110
	US Global Investors Inc. Class A	20,155	110
	Evans Bancorp Inc.	3,966	109
	Parke Bancorp Inc.	6,976	109
	Mid Penn Bancorp Inc.	4,979	109
*	FVCBankcorp Inc.	7,380	108
	PCB Bancorp	10,468	106
	Plumas Bancorp	4,517	106
	Chemung Financial Corp.	3,092	105
	Norwood Financial Corp.	3,972	104
	Manning & Napier Inc.	16,394	103
	CB Financial Services Inc.	5,108	102
	First Financial Northwest Inc.	8,982	102
	First United Corp.	6,583	102
	Marlin Business Services Corp.	8,289	101
	United Security Bancshares	14,133	100
	Union Bankshares Inc.	3,794	98
*	Medallion Financial Corp.	20,075	98
	SB Financial Group Inc.	5,360	98
	HBT Financial Inc.	6,435	97
	Meridian Corp.	4,682	97
*	ProSight Global Inc.	7,452	96
	County Bancorp Inc.	4,244	94
*	Esquire Financial Holdings Inc.	4,853	93
*	California BanCorp.	5,914	92
	Peoples Bancorp of North Carolina Inc.	3,935	91
	Exantas Capital Corp.	22,416	89
*	Altisource Portfolio Solutions SA	6,945	89
	GAMCO Investors Inc. Class A	4,894	87

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Provident Financial Holdings Inc.	5,547	87
	IF Bancorp Inc.	4,056	87
	C&F Financial Corp.	2,281	85
*	Capital Bancorp Inc.	6,085	85
*	Elevate Credit Inc.	20,549	82
*	Consumer Portfolio Services Inc.	19,297	82
	AG Mortgage Investment Trust Inc.	27,136	80
*	BBX Capital Inc.	13,584	77
	Prudential Bancorp Inc.	5,501	76
	Sterling Bancorp Inc.	16,749	76
	First Guaranty Bancshares Inc.	4,247	75
*	Malvern Bancorp Inc.	4,773	74
*	Ponce de Leon Federal Bank	6,750	71
	Ohio Valley Banc Corp.	2,951	70
	Old Point Financial Corp.	3,612	68
	Provident Bancorp Inc.	5,551	67
	Silvercrest Asset Management Group Inc. Class A	4,801	67
	Associated Capital Group Inc. Class A	1,854	65
	FedNat Holding Co.	10,920	65
	Auburn National BanCorp Inc.	1,551	65
	Greene County Bancorp Inc.	2,548	65
	Cherry Hill Mortgage Investment Corp.	6,588	60
	First Savings Financial Group Inc.	921	60
	Kingstone Cos. Inc.	8,512	57
*	MMA Capital Holdings Inc.	2,227	55
*	Randolph Bancorp Inc.	2,351	52
	AmeriServ Financial Inc.	15,247	48
	Oak Valley Bancorp	2,728	45
	Bank7 Corp.	2,764	39
	Severn Bancorp Inc.	5,382	38
	Manhattan Bridge Capital Inc.	6,830	36
	Sound Financial Bancorp Inc.	1,102	35
*	Rhinebeck Bancorp Inc.	3,974	34
*	Nicholas Financial Inc.	3,692	31
	Hennessy Advisors Inc.	3,282	28
*	Siebert Financial Corp.	5,724	24
*	Trean Insurance Group Inc.	1,791	23
*	Impac Mortgage Holdings Inc.	7,153	22
*	Community First Bancshares Inc.	2,024	20
*	GWG Holdings Inc.	2,227	16
*,1	Conifer Holdings Inc.	4,822	16
*	Altisource Asset Management Corp.	548	13
			3,446,914
Health Care (13.5%)
	Johnson & Johnson	2,247,836	353,764
	UnitedHealth Group Inc.	810,136	284,098
	Merck & Co. Inc.	2,160,699	176,745
	Pfizer Inc.	4,745,168	174,670
	Abbott Laboratories	1,513,414	165,704
	AbbVie Inc.	1,506,876	161,462
	Thermo Fisher Scientific Inc.	338,498	157,666
	Medtronic plc	1,148,792	134,569
	Eli Lilly and Co.	734,823	124,068
	Danaher Corp.	546,149	121,322
	Bristol-Myers Squibb Co.	1,929,280	119,673

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Amgen Inc.	496,832	114,232
*	Intuitive Surgical Inc.	100,321	82,073
	Stryker Corp.	288,604	70,720
	Anthem Inc.	212,249	68,151
	Zoetis Inc.	405,477	67,106
	Cigna Corp.	308,337	64,190
	Gilead Sciences Inc.	1,069,851	62,330
	Becton Dickinson and Co.	247,706	61,981
*	Vertex Pharmaceuticals Inc.	221,730	52,404
*	Edwards Lifesciences Corp.	531,673	48,505
	Humana Inc.	112,937	46,335
*	Illumina Inc.	124,594	46,100
*	Boston Scientific Corp.	1,222,564	43,951
*	Regeneron Pharmaceuticals Inc.	84,968	41,049
	HCA Healthcare Inc.	230,813	37,960
*	IDEXX Laboratories Inc.	72,730	36,356
	Baxter International Inc.	436,250	35,005
*	Align Technology Inc.	60,517	32,339
*	Biogen Inc.	131,221	32,131
*	Veeva Systems Inc. Class A	115,616	31,476
	Agilent Technologies Inc.	261,174	30,947
*	DexCom Inc.	81,909	30,283
*	Centene Corp.	494,642	29,693
*	IQVIA Holdings Inc.	163,399	29,276
*	Moderna Inc.	270,152	28,223
*	Alexion Pharmaceuticals Inc.	177,236	27,691
	Zimmer Biomet Holdings Inc.	176,602	27,213
	ResMed Inc.	123,613	26,275
*	Teladoc Health Inc.	111,239	22,243
	Cerner Corp.	261,131	20,494
*	Seagen Inc.	115,145	20,166
*	Viatris Inc.	1,029,761	19,298
*	Exact Sciences Corp.	135,704	17,979
	West Pharmaceutical Services Inc.	59,883	16,965
*	Laboratory Corp. of America Holdings	83,240	16,944
	Cooper Cos. Inc.	45,247	16,439
	Teleflex Inc.	39,678	16,330
*	Hologic Inc.	219,518	15,987
*	Catalent Inc.	140,142	14,585
*	Insulet Corp.	56,276	14,386
*	Horizon Therapeutics plc	188,258	13,771
*	Incyte Corp.	158,009	13,744
	PerkinElmer Inc.	95,739	13,739
	STERIS plc	72,343	13,712
*	Varian Medical Systems Inc.	78,236	13,692
	Quest Diagnostics Inc.	114,524	13,648
*	BioMarin Pharmaceutical Inc.	154,949	13,587
	Cardinal Health Inc.	250,547	13,419
*	Alnylam Pharmaceuticals Inc.	98,762	12,836
*	Novocure Ltd.	74,032	12,811
*	ABIOMED Inc.	38,375	12,441
*	Elanco Animal Health Inc.	402,956	12,359
*	Avantor Inc.	416,936	11,737
*	Masimo Corp.	42,071	11,291
*	Sarepta Therapeutics Inc.	63,848	10,885

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Molina Healthcare Inc.	50,707	10,784
*	Charles River Laboratories International Inc.	42,490	10,617
*	Bio-Rad Laboratories Inc. Class A	17,910	10,440
	Bio-Techne Corp.	32,751	10,400
	DENTSPLY SIRONA Inc.	184,851	9,679
*	Guardant Health Inc.	72,084	9,290
	Universal Health Services Inc. Class B	63,179	8,687
*	10X Genomics Inc. Class A	61,027	8,641
*	Mirati Therapeutics Inc.	38,131	8,375
*	Henry Schein Inc.	122,207	8,171
*	Amedisys Inc.	27,819	8,160
*	Repligen Corp.	40,763	7,811
*	Neurocrine Biosciences Inc.	79,944	7,663
*	Jazz Pharmaceuticals plc	45,503	7,510
*	DaVita Inc.	62,391	7,325
	Chemed Corp.	13,542	7,213
*	Ultragenyx Pharmaceutical Inc.	50,784	7,030
	Encompass Health Corp.	84,151	6,958
*	PRA Health Sciences Inc.	54,650	6,855
*	Natera Inc.	66,102	6,578
*	Denali Therapeutics Inc.	77,575	6,498
*	Arrowhead Pharmaceuticals Inc.	84,206	6,461
*	Ionis Pharmaceuticals Inc.	111,883	6,326
*	Novavax Inc.	54,884	6,120
*,1	Invitae Corp.	144,713	6,050
*	Acceleron Pharma Inc.	46,762	5,983
*	Adaptive Biotechnologies Corp.	99,662	5,893
*	iRhythm Technologies Inc.	24,623	5,841
*	Fate Therapeutics Inc.	63,999	5,819
*	United Therapeutics Corp.	37,290	5,660
	Hill-Rom Holdings Inc.	57,258	5,610
*	TG Therapeutics Inc.	107,217	5,577
*	LHC Group Inc.	25,839	5,512
*	Quidel Corp.	30,555	5,489
*	Blueprint Medicines Corp.	47,916	5,374
*	ACADIA Pharmaceuticals Inc.	100,113	5,352
*	Exelixis Inc.	266,681	5,352
*	Iovance Biotherapeutics Inc.	111,029	5,152
*	Penumbra Inc.	29,384	5,142
*	Haemonetics Corp.	43,282	5,140
	Perrigo Co. plc	114,847	5,136
*	Amicus Therapeutics Inc.	218,710	5,050
*	NeoGenomics Inc.	91,179	4,909
*	Tandem Diabetes Care Inc.	50,842	4,865
*	Nevro Corp.	28,064	4,858
*	Halozyme Therapeutics Inc.	113,469	4,846
*	Twist Bioscience Corp.	32,902	4,649
*	HealthEquity Inc.	66,074	4,606
*	Envista Holdings Corp.	134,867	4,549
*	Bridgebio Pharma Inc.	63,649	4,526
	Bruker Corp.	83,482	4,519
*	Omnicell Inc.	35,529	4,264
*	Globus Medical Inc. Class A	65,322	4,260
*	Inspire Medical Systems Inc.	22,016	4,141
*	Allakos Inc.	29,356	4,110

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Syneos Health Inc.	58,544	3,989
*	Pacific Biosciences of California Inc.	152,127	3,946
*	Sage Therapeutics Inc.	45,135	3,905
*	Integra LifeSciences Holdings Corp.	60,011	3,896
*	Arena Pharmaceuticals Inc.	50,410	3,873
*	Turning Point Therapeutics Inc.	31,471	3,835
*	Acadia Healthcare Co. Inc.	75,326	3,786
*	Kodiak Sciences Inc.	25,736	3,781
	Premier Inc. Class A	105,781	3,713
*	ICU Medical Inc.	17,303	3,711
*	Editas Medicine Inc.	52,571	3,686
*	Emergent BioSolutions Inc.	41,005	3,674
*	PPD Inc.	105,834	3,622
*	Tenet Healthcare Corp.	90,654	3,620
*	Neogen Corp.	45,640	3,619
*	PTC Therapeutics Inc.	57,245	3,494
*	Medpace Holdings Inc.	24,829	3,456
	Ensign Group Inc.	43,889	3,200
*	STAAR Surgical Co.	39,203	3,106
*	1Life Healthcare Inc.	68,463	2,988
*	Insmed Inc.	88,046	2,931
*	Apellis Pharmaceuticals Inc.	49,911	2,855
*	HMS Holdings Corp.	77,639	2,853
*	CareDx Inc.	38,966	2,823
*	Glaukos Corp.	37,348	2,811
*	Reata Pharmaceuticals Inc. Class A	22,515	2,783
*	ChemoCentryx Inc.	44,933	2,782
*	Shockwave Medical Inc.	26,359	2,734
*	Alkermes plc	134,754	2,688
*	FibroGen Inc.	72,445	2,687
	CONMED Corp.	23,663	2,650
*	Nektar Therapeutics Class A	153,713	2,613
*	Merit Medical Systems Inc.	45,969	2,552
*	Select Medical Holdings Corp.	91,626	2,534
*	Bluebird Bio Inc.	58,492	2,531
*	NuVasive Inc.	44,752	2,521
*	Multiplan Corp.	315,530	2,521
*	NanoString Technologies Inc.	37,347	2,498
*	Intellia Therapeutics Inc.	45,056	2,451
*	Veracyte Inc.	49,858	2,440
*	Corcept Therapeutics Inc.	90,990	2,380
*	Arvinas Inc.	27,973	2,376
*	Agios Pharmaceuticals Inc.	53,707	2,327
*	Integer Holdings Corp.	28,608	2,323
	Cantel Medical Corp.	29,233	2,305
*	Global Blood Therapeutics Inc.	52,778	2,286
*	Beam Therapeutics Inc.	27,472	2,243
*	R1 RCM Inc.	92,983	2,233
	Patterson Cos. Inc.	74,743	2,215
*	Xencor Inc.	49,728	2,170
*	Axsome Therapeutics Inc.	26,471	2,157
*	AtriCure Inc.	37,988	2,115
*	Pacira BioSciences Inc.	34,905	2,089
*	BioTelemetry Inc.	27,750	2,000
*	Deciphera Pharmaceuticals Inc.	35,003	1,998

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Intra-Cellular Therapies Inc.	62,110	1,975
*	Avanos Medical Inc.	41,998	1,927
*	Rocket Pharmaceuticals Inc.	33,895	1,859
	Healthcare Services Group Inc.	65,628	1,844
*	MEDNAX Inc.	72,542	1,780
*	Kura Oncology Inc.	52,819	1,725
*	Silk Road Medical Inc.	27,188	1,712
*	Heron Therapeutics Inc.	77,610	1,643
*	Magellan Health Inc.	19,602	1,624
	Owens & Minor Inc.	59,892	1,620
*	Maravai LifeSciences Holdings Inc. Class A	57,278	1,607
*	REVOLUTION Medicines Inc.	40,195	1,591
*	Progyny Inc.	37,152	1,575
*	Prestige Consumer Healthcare Inc.	45,084	1,572
*	Ironwood Pharmaceuticals Inc. Class A	137,835	1,570
*	Immunovant Inc.	33,801	1,561
*	Eidos Therapeutics Inc.	11,717	1,542
*	Sangamo Therapeutics Inc.	97,321	1,519
*	Karuna Therapeutics Inc.	14,687	1,492
*	Addus HomeCare Corp.	12,710	1,488
*	Vir Biotechnology Inc.	55,470	1,485
*	Cardiovascular Systems Inc.	33,070	1,447
*	Revance Therapeutics Inc.	51,009	1,446
*	Mersana Therapeutics Inc.	54,278	1,444
*	GoodRx Holdings Inc. Class A	35,777	1,443
*	Providence Service Corp.	10,376	1,438
*	Allogene Therapeutics Inc.	55,500	1,401
*	Inari Medical Inc.	15,929	1,390
	US Physical Therapy Inc.	11,475	1,380
*,1	Sorrento Therapeutics Inc.	201,817	1,377
*	Endo International plc	190,560	1,368
*	Atara Biotherapeutics Inc.	67,485	1,325
*	Y-mAbs Therapeutics Inc.	26,325	1,303
*,1	American Well Corp. Class A	51,336	1,300
*	AdaptHealth Corp. Class A	34,553	1,298
*	Dicerna Pharmaceuticals Inc.	58,896	1,297
*,1	Inovio Pharmaceuticals Inc.	145,242	1,285
*	Vericel Corp.	41,455	1,280
*	Zentalis Pharmaceuticals Inc.	24,598	1,278
*,1	OPKO Health Inc.	322,553	1,274
*	REGENXBIO Inc.	27,924	1,267
*	Ligand Pharmaceuticals Inc.	12,695	1,263
*	Pennant Group Inc.	21,655	1,257
*	Cytokinetics Inc.	59,291	1,232
*	Seres Therapeutics Inc.	50,033	1,226
*	Inovalon Holdings Inc. Class A	67,028	1,218
*	Ocular Therapeutix Inc.	58,685	1,215
*	Phreesia Inc.	22,309	1,210
*	Myriad Genetics Inc.	60,253	1,192
*	Health Catalyst Inc.	27,323	1,189
*	BioCryst Pharmaceuticals Inc.	156,107	1,163
*	Supernus Pharmaceuticals Inc.	46,015	1,158
*	Travere Thrapeutics Inc.	41,907	1,142
*	Codexis Inc.	51,629	1,127
*	Evolent Health Inc. Class A	69,198	1,109

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Translate Bio Inc.	58,563	1,079
*	MacroGenics Inc.	46,492	1,063
*	Heska Corp.	7,197	1,048
*	Axonics Modulation Technologies Inc.	20,979	1,047
*	Quanterix Corp.	22,469	1,045
*	Cerus Corp.	150,477	1,041
*	Castle Biosciences Inc.	15,491	1,040
*	Coherus Biosciences Inc.	57,938	1,007
*	Arcus Biosciences Inc.	38,540	1,001
*	Rhythm Pharmaceuticals Inc.	33,661	1,001
*	ImmunoGen Inc.	154,761	998
*	Berkeley Lights Inc.	11,044	987
*	Sotera Health Co.	35,687	979
*	Zogenix Inc.	48,892	977
*	Scholar Rock Holding Corp.	19,797	961
*	SmileDirectClub Inc.	80,335	959
*	Stoke Therapeutics Inc.	14,788	916
*	Madrigal Pharmaceuticals Inc.	8,160	907
*	SpringWorks Therapeutics Inc.	12,490	906
*	Keros Therapeutics Inc.	12,710	897
*	Certara, Inc.	26,356	889
*	Replimune Group Inc.	23,235	886
*	Arcturus Therapeutics Holdings Inc.	19,991	867
*	Karyopharm Therapeutics Inc.	55,362	857
	Luminex Corp.	36,828	851
*	Frequency Therapeutics Inc.	24,049	848
*	BioLife Solutions Inc.	20,998	838
*	GenMark Diagnostics Inc.	57,248	836
*	Option Care Health Inc.	52,320	818
*	NextGen Healthcare Inc.	44,735	816
*	Adverum Biotechnologies Inc.	75,150	815
*	Lantheus Holdings Inc.	59,263	799
*	CryoLife Inc.	33,323	787
*	Tabula Rasa HealthCare Inc.	18,230	781
	Atrion Corp.	1,214	780
*	CorVel Corp.	7,324	776
*	Inogen Inc.	17,114	765
*	Viela Bio Inc.	21,246	764
*	Constellation Pharmaceuticals Inc.	26,504	763
*	Theravance Biopharma Inc.	42,946	763
*	Brookdale Senior Living Inc.	171,054	758
*	Tactile Systems Technology Inc.	16,818	756
*	Syndax Pharmaceuticals Inc.	33,761	751
*	Radius Health Inc.	41,907	748
	National HealthCare Corp.	11,192	743
*	Personalis Inc.	20,251	741
*	ALX Oncology Holdings Inc.	8,540	736
*	Community Health Systems Inc.	98,404	731
*	Outset Medical Inc.	12,837	730
*	Tivity Health Inc.	37,061	726
*	Epizyme Inc.	66,414	721
*	PMV Pharmaceuticals Inc.	11,592	713
*	Athenex Inc.	64,126	709
*	Pulmonx Corp.	10,259	708
*	RadNet Inc.	35,999	705

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	IGM Biosciences Inc.	7,954	702
*	Meridian Bioscience Inc.	37,494	701
*	Enanta Pharmaceuticals Inc.	16,546	697
*	MiMedx Group Inc.	76,504	695
*	Alphatec Holdings Inc.	47,749	693
*	Krystal Biotech Inc.	11,508	690
*	Orthofix Medical Inc.	16,021	689
*	Alector Inc.	45,264	685
*	Innoviva Inc.	55,211	684
*	Sutro Biopharma Inc.	31,488	684
*	Protagonist Therapeutics Inc.	33,470	675
*	OraSure Technologies Inc.	63,008	667
*	Omeros Corp.	46,616	666
*,1	Precigen Inc.	65,060	664
*	PetIQ Inc. Class A	17,247	663
*	MannKind Corp.	211,559	662
*	Intercept Pharmaceuticals Inc.	26,713	660
*	Hanger Inc.	29,771	655
*	Shattuck Labs Inc.	12,458	653
*	SI-BONE Inc.	21,670	648
*	Amphastar Pharmaceuticals Inc.	32,139	646
*	TCR2 Therapeutics Inc.	20,598	637
*	Relay Therapeutics Inc.	15,257	634
*	Vanda Pharmaceuticals Inc.	47,444	623
*	Provention Bio Inc.	36,721	622
*	Bioxcel Therapeutics Inc.	13,467	622
*	Accolade Inc.	14,191	617
*	Intersect ENT Inc.	26,732	612
*	Kadmon Holdings Inc.	147,481	612
*	Axogen Inc.	34,129	611
*,1	Esperion Therapeutics Inc.	23,459	610
*	Albireo Pharma Inc.	16,015	601
*	Fulgent Genetics Inc.	11,477	598
*	Collegium Pharmaceutical Inc.	29,791	597
	LeMaitre Vascular Inc.	14,745	597
*	Natus Medical Inc.	29,472	591
*	Celldex Therapeutics Inc.	33,542	588
*	Five Prime Therapeutics Inc.	34,466	586
*	Black Diamond Therapeutics Inc.	18,268	585
*	Varex Imaging Corp.	34,965	583
*	Cara Therapeutics Inc.	37,723	571
*	Antares Pharma Inc.	142,537	569
*	Aerie Pharmaceuticals Inc.	41,716	564
*	Curis Inc.	68,833	564
*	Anika Therapeutics Inc.	12,379	560
*	Cardiff Oncology Inc.	30,869	555
*	Avid Bioservices Inc.	47,714	551
*	Rigel Pharmaceuticals Inc.	155,948	546
*	ORIC Pharmaceuticals Inc.	15,910	539
*	AngioDynamics Inc.	35,066	538
*,1	Praxis Precision Medicines Inc.	9,755	537
*,1	Vaxart Inc.	93,778	535
*	Cerevel Therapeutics Holdings	32,116	532
*	NGM Biopharmaceuticals Inc.	17,252	523
	National Research Corp.	12,117	518

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Allovir Inc.	13,475	518
*	HealthStream Inc.	23,658	517
*	Surgery Partners Inc.	17,753	515
*	Humanigen Inc.	29,228	511
*	Seer, Inc.	9,080	510
*	OrthoPediatrics Corp.	12,181	502
*	Surmodics Inc.	11,471	499
*	AnaptysBio Inc.	23,166	498
*	Phathom Pharmaceuticals Inc.	14,941	496
*	Forma Therapeutics Holdings Inc.	14,058	491
*	IVERIC bio Inc.	69,538	481
*	Eagle Pharmaceuticals Inc.	10,224	476
*	ZIOPHARM Oncology Inc.	188,860	476
*	Amneal Pharmaceuticals Inc.	103,077	471
*	Nkarta Inc.	7,599	467
*	Olema Pharmaceuticals Inc.	9,657	464
*	Gossamer Bio Inc.	47,930	463
*	G1 Therapeutics Inc.	25,357	456
*	Kronos Bio Inc.	15,123	452
*	Flexion Therapeutics Inc.	39,117	451
*	Passage Bio Inc.	17,565	449
*	Arcutis Biotherapeutics Inc.	15,901	447
*,1	Ontrak Inc.	7,191	444
*	Apollo Medical Holdings Inc.	24,138	441
*,1	Geron Corp.	277,523	441
*,1	Prelude Therapeutics Inc.	6,034	432
*	Atea Pharmaceuticals Inc.	10,245	428
*,1	NantKwest Inc.	31,816	424
*	Vapotherm Inc.	15,653	420
*	Kinnate Biopharma, Inc.	10,558	420
*	Spectrum Pharmaceuticals Inc.	122,092	416
*	Dermtech Inc.	12,759	414
*	iTeos Therapeutics Inc.	12,096	409
*	Ardelyx Inc.	61,207	396
*	Morphic Holding Inc.	11,792	396
*	Triple-S Management Corp. Class B	18,492	395
*	Nurix Therapeutics Inc.	11,914	392
*	Kiniksa Pharmaceuticals Ltd. Class A	21,995	389
*	Akero Therapeutics Inc.	15,084	389
*	Vaxcyte Inc.	14,577	387
*	TransMedics Group Inc.	19,174	382
*	Relmada Therapeutics Inc.	11,868	381
*	Annexon Inc.	15,136	379
*	Fluidigm Corp.	63,008	378
*	Athira Pharma Inc.	10,986	376
*	Dynavax Technologies Corp.	83,454	371
*	Cymabay Therapeutics Inc.	64,398	370
*	SIGA Technologies Inc.	50,065	364
*,1	Clovis Oncology Inc.	75,524	363
*	Durect Corp.	174,960	362
*	Kymera Therapeutics Inc.	5,830	361
	Phibro Animal Health Corp. Class A	18,531	360
*	SeaSpine Holdings Corp.	20,648	360
*	Marinus Pharmaceuticals Inc.	29,047	354
*	Viking Therapeutics Inc.	62,747	353

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	BioNano Genomics Inc.	114,537	353
*	Eargo Inc.	7,845	352
*	Agenus Inc.	109,314	348
*	Accuray Inc.	82,902	346
*	Syros Pharmaceuticals Inc.	31,809	345
*	Avrobio Inc.	24,509	342
*	Akebia Therapeutics Inc.	121,817	341
*	Avidity Biosciences Inc.	13,364	341
*	Cue Biopharma Inc.	27,168	340
*	Atreca Inc. Class A	21,020	339
*	Joint Corp.	12,757	335
*,1	CEL-SCI Corp.	28,313	330
*	Puma Biotechnology Inc.	31,801	326
*,1	Applied Molecular Transport Inc.	10,555	325
*	XOMA Corp.	7,108	314
*	Aligos Therapeutics Inc.	11,330	313
*	ViewRay Inc.	81,613	312
*	Aspira Women's Health Inc.	46,365	311
*	OptimizeRx Corp.	9,924	309
*	BioDelivery Sciences International Inc.	72,969	306
*	Forte Biosciences Inc.	8,257	301
*	Calithera Biosciences Inc.	61,160	300
*	Aeglea BioTherapeutics Inc.	37,939	299
*	Verastem Inc.	140,164	299
*	Eiger BioPharmaceuticals Inc.	24,244	298
*	Spero Therapeutics Inc.	15,345	298
*	Catalyst Pharmaceuticals Inc.	88,796	297
*	Crinetics Pharmaceuticals Inc.	20,475	289
*	Cutera Inc.	11,984	289
*	Cortexyme Inc.	10,286	286
	Invacare Corp.	31,358	281
*,1	Kala Pharmaceuticals Inc.	41,386	281
*	Precision BioSciences Inc.	33,629	280
*	Prevail Therapeutics Inc.	12,153	280
*	CytomX Therapeutics Inc.	42,387	278
*	Pulse Biosciences Inc.	11,668	278
	Utah Medical Products Inc.	3,270	276
*,1	Trevena Inc.	127,859	274
*	C4 Therapeutics Inc.	8,166	271
*	Otonomy Inc.	41,424	268
*	Applied Therapeutics Inc.	12,098	266
*	CytoSorbents Corp.	33,066	264
*	Chinook Therapeutics Inc.	16,671	264
*	Molecular Templates Inc.	28,006	263
*	Concert Pharmaceuticals Inc.	20,158	255
*	TherapeuticsMD Inc.	209,790	254
*	Altimmune Inc.	22,319	252
*	Paratek Pharmaceuticals Inc.	39,992	250
*	Evelo Biosciences Inc.	20,646	250
*	Dyne Therapeutics Inc.	11,838	249
*	Athersys Inc.	139,529	244
*	MEI Pharma Inc.	90,263	238
*	Odonate Therapeutics Inc.	12,132	233
*	Ocugen Inc.	126,786	232
*,1	Co-Diagnostics Inc.	24,873	231

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Mustang Bio Inc.	61,046	231
*	ANI Pharmaceuticals Inc.	7,878	229
*	Viemed Healthcare Inc.	29,480	229
*	Immunic Inc.	15,009	229
*	Arbutus Biopharma Corp.	64,217	228
*	Chiasma Inc.	52,244	227
*	Neoleukin Therapeutics Inc.	16,089	227
*	Rapt Therapeutics Inc.	11,390	225
*	Homology Medicines Inc.	19,841	224
*	Anavex Life Sciences Corp.	41,346	223
*	Matinas BioPharma Holdings Inc.	163,094	222
*	Mirum Pharmaceuticals Inc.	12,734	222
*	VYNE Therapeutics Inc.	140,392	222
*	Lannett Co. Inc.	33,675	220
*	Aclaris Therapeutics Inc.	33,664	218
*	Selecta Biosciences Inc.	71,712	217
*	Inhibrx Inc.	6,512	215
*	Stereotaxis Inc.	42,106	214
*	Rubius Therapeutics Inc.	28,087	213
*	Lumos Pharma Inc.	5,932	212
*	Lineage Cell Therapeutics Inc.	118,426	208
*	Taysha Gene Therapies Inc.	7,802	207
*	Zynex Inc.	15,216	205
*	iCAD Inc.	15,565	205
*	CASI Pharmaceuticals, Inc.	69,305	204
*	Chimerix Inc.	42,337	204
*	Voyager Therapeutics Inc.	28,408	203
*	Apyx Medical Corp.	28,031	202
*	KalVista Pharmaceuticals Inc.	10,656	202
*	Agile Therapeutics Inc.	70,357	202
*	XBiotech Inc.	12,790	200
*	Solid Biosciences Inc.	26,256	199
*	Xeris Pharmaceuticals Inc.	40,529	199
*	InfuSystem Holdings Inc.	10,439	196
*	Oyster Point Pharma Inc.	10,341	195
*,1	Cassava Sciences Inc.	28,538	195
*	Akouos Inc.	9,805	194
*	SOC Telemed Inc.	24,636	193
*	Accelerate Diagnostics Inc.	25,335	192
*	Pliant Therapeutics Inc.	8,406	191
*	Sientra Inc.	48,828	190
*,2	PDL BioPharma Inc.	76,234	188
*	Ideaya Biosciences Inc.	13,440	188
*	Surface Oncology Inc.	20,025	185
*	89bio Inc.	7,559	184
*	Generation Bio Co.	6,380	181
*,1	Lexicon Pharmaceuticals Inc.	52,537	180
*	Ampio Pharmaceuticals Inc.	112,330	179
*	Cabaletta Bio Inc.	14,382	179
*	AVEO Pharmaceuticals Inc.	30,809	178
*	Harpoon Therapeutics Inc.	10,526	175
*	Tarsus Pharmaceuticals Inc.	4,184	173
*	Magenta Therapeutics Inc.	21,844	171
*	Harrow Health Inc.	24,765	170
*	TFF Pharmaceuticals Inc.	11,879	170

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Misonix Inc.	13,438	168
*	Oncternal Therapeutics Inc.	34,025	167
*	UNITY Biotechnology Inc.	31,699	166
*	CorMedix Inc.	22,143	165
*	Assembly Biosciences Inc.	27,013	163
*	MediciNova Inc.	31,009	163
*	ChromaDex Corp.	33,481	161
*	Diamedica Therapeutics, Inc	15,764	160
*	Organogenesis Holdings Inc.	20,841	157
*,1	Senseonics Holdings Inc.	178,740	156
*	Tricida Inc.	22,158	156
*	9 Meters Biopharma Inc.	178,904	154
*	Surgalign Holdings Inc.	68,720	151
*	Sesen Bio Inc.	110,212	149
*	Oncorus Inc.	4,576	148
*,1	Corbus Pharmaceuticals Holdings Inc.	116,834	146
*	Repro-Med Systems Inc.	24,313	146
*	Aldeyra Therapeutics Inc.	21,071	145
*	American Renal Associates Holdings Inc.	12,405	142
*	Foghorn Therapeutics Inc.	6,984	142
*	Cogent Biosciences Inc.	12,592	141
*	Zomedica Corp.	604,961	140
*	Kindred Biosciences Inc.	32,100	138
*,1	Evofem Biosciences Inc.	56,679	137
*	Fulcrum Therapeutics Inc.	11,609	136
*	ADMA Biologics Inc.	69,394	135
*	Larimar Therapeutics Inc.	6,252	134
*	Adicet Bio Inc.	9,570	134
*	CTI BioPharma Corp.	41,211	133
*	IntriCon Corp.	7,360	133
*	Clearside Biomedical, Inc.	48,077	132
*	Oncocyte Corp.	55,076	132
*,1	T2 Biosystems Inc.	106,477	132
*	Fortress Biotech Inc.	41,260	131
*	SQZ Biotechnologies Co.	4,523	131
*	iRadimed Corp.	5,708	130
*	Neuronetics, Inc.	11,614	129
*	Palatin Technologies Inc.	191,342	129
*	Acutus Medical Inc.	4,493	129
*	Soleno Therapeutics Inc.	66,304	128
*	Alpine Immune Sciences Inc.	10,081	127
*	Aptinyx Inc. Class A	36,742	127
*	Verrica Pharmaceuticals Inc.	10,956	126
*	Eton Pharmaceuticals Inc.	15,500	126
*	Catalyst Biosciences, Inc.	19,880	125
*	Dyadic International Inc.	23,051	124
*	Pandion Therapeutics Inc.	8,375	124
*,1	OncoSec Medical Inc.	19,157	124
*	Harvard Bioscience Inc.	28,191	121
*	NextCure Inc.	11,137	121
*	PAVmed Inc.	56,497	120
*	GlycoMimetics Inc.	31,450	118
*	Idera Pharmaceuticals, Inc.	32,106	118
*	Inozyme Pharma Inc.	5,678	117
*	Inmune Bio Inc.	6,739	116

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Delcath Systems Inc.	6,498	116
*	Five Star Senior Living Inc.	16,734	115
*	Genocea Biosciences Inc.	47,393	115
*	Kezar Life Sciences Inc.	21,769	114
*	Optinose Inc.	27,375	113
*	Sio Gene Therapies Inc.	40,650	113
*	Novan Inc.	135,255	110
*	Strongbridge Biopharma plc	45,385	110
*	Poseida Therapeutics Inc.	9,940	109
*	Tyme Technologies Inc.	88,496	108
*	Infinity Pharmaceuticals Inc.	50,761	108
*	Jounce Therapeutics Inc.	15,303	107
*	ContraFect Corp.	20,917	106
*	Harmony Biosciences Holdings Inc.	2,905	105
*	Castlight Health Inc. Class B	79,916	104
*	Enzo Biochem Inc.	40,843	103
*	Ovid therapeutics Inc.	44,627	103
*,1	Retractable Technologies Inc.	9,432	101
*	Zynerba Pharmaceuticals, Inc.	30,393	100
*,1	Kaleido Biosciences Inc.	10,945	100
*	Galera Therapeutics Inc.	9,759	100
*	Cidara Therapeutics Inc.	48,780	98
*	Cerecor, Inc.	37,175	98
*	F-star Therapeutics Inc.	9,921	98
*	Heat Biologics Inc.	18,250	98
*	Axcella Health Inc.	18,758	97
*	MTBC Inc.	10,684	97
*	Cellectar Biosciences Inc.	46,083	96
*	Exicure Inc.	53,130	94
*	Hookipa Pharma Inc.	8,509	94
*	ClearPoint Neuro Inc.	5,824	93
*	Abeona Therapeutics Inc.	58,689	92
*	Adamas Pharmaceuticals Inc.	20,973	91
*	IMARA Inc.	4,143	91
*	Soliton Inc.	11,534	89
*	Applied Genetic Technologies Corp.	21,598	88
*	ElectroCore Inc.	55,556	87
*	Evolus, Inc.	25,840	87
*	SELLAS Life Sciences Group Inc.	14,948	87
*	Graybug Vision Inc.	2,950	86
*	Leap Therapeutics Inc.	37,951	85
*,1	Galectin Therapeutics Inc.	37,318	84
*	Merrimack Pharmaceuticals Inc.	12,140	84
*	Aptevo Therapeutics Inc.	2,287	84
*	PhaseBio Pharmaceuticals, Inc.	24,592	83
*	Recro Pharma Inc.	29,155	83
*	FONAR Corp.	4,742	82
*	Aquestive Therapeutics Inc.	15,278	82
*	Cyclerion Therapeutics Inc.	26,426	81
*	Zosano Pharma Corp.	154,345	81
*	Checkpoint Therapeutics Inc.	30,012	80
*	BrainStorm Cell Therapeutics Inc.	17,671	80
*	Aytu BioScience Inc.	13,338	80
*	Milestone Scientific Inc.	37,457	79
*	Pro-Dex Inc.	2,523	78

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	BioAtla Inc.	2,286	78
*	NantHealth Inc.	23,920	77
*	La Jolla Pharmaceutical Co.	19,398	75
*	Tela Bio Inc.	5,011	75
*	Summit Therapeutics Inc.	16,002	75
*	Exagen Inc.	5,612	74
*	Eloxx Pharmaceuticals Inc.	17,942	71
*	scPharmaceuticals Inc.	13,399	71
*	908 Devices, Inc.	1,227	70
*	Silverback Therapeutics Inc.	1,513	70
*	Orgenesis Inc.	15,406	69
*	Actinium Pharmaceuticals Inc.	8,815	69
*	BioSig Technologies Inc.	17,340	68
*	Aprea Therapeutics Inc.	13,853	68
*	Champions Oncology Inc.	6,286	68
*	Codiak Biosciences Inc.	2,057	66
*	Organovo Holdings Inc.	5,218	64
*	Miragen Therapeutics Inc.	3,848	63
*	Cocrystal Pharma Inc.	46,296	63
*	Aravive Inc.	11,003	62
*	Lipocine Inc.	45,601	62
*	Oak Street Health Inc.	1,020	62
*	Neubase Therapeutics Inc.	8,837	62
*	X4 Pharmaceuticals Inc.	9,456	61
*	Chembio Diagnostics Inc.	12,649	60
*	Liquidia Corp.	20,478	60
*	AcelRx Pharmaceuticals Inc.	47,544	59
*	Rockwell Medical Inc.	58,115	59
*	Celcuity Inc.	6,440	59
*,1	Onconova Therapeutics Inc.	127,333	59
*	LogicBio Therapeutics Inc.	7,598	58
*	Outlook Therapeutics, Inc.	43,820	57
*	Equillium Inc.	10,730	57
*	Apollo Endosurgery Inc.	16,050	55
*	Spruce Biosciences Inc.	2,210	54
*	Corvus Pharmaceuticals Inc.	14,987	53
*	Lensar Inc.	6,985	51
*	Minerva Neurosciences Inc.	21,467	50
*	Sigilon Therapeutics Inc.	1,048	50
*	Evoke Pharma Inc.	17,335	45
*,1	PLx Pharma Inc.	8,047	44
*	Sensus Healthcare Inc.	11,106	43
*	Conformis Inc.	61,734	41
*	Cumberland Pharmaceuticals Inc.	13,833	41
*	Cohbar Inc.	29,217	39
*	Biocept Inc.	8,656	38
*,1	Marker Therapeutics Inc.	24,678	36
*	Bellerophon Therapeutics Inc.	5,448	36
*	Genesis Healthcare Inc.	69,665	34
*	Savara Inc.	28,587	33
*	Strata Skin Sciences Inc.	21,171	32
*	Alimera Sciences Inc.	7,639	32
*	Soligenix Inc.	24,747	32
*	Biodesix Inc.	1,473	30
*,1	Progenity Inc.	5,239	28

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Neos Therapeutics Inc.	42,186	26
	Psychemedics Corp.	4,821	25
*	Assertio Holdings Inc.	67,912	24
*	Gritstone Oncology Inc.	5,091	20
*	Scynexis, Inc.	2,607	20
*	IRIDEX Corp.	7,102	18
*	Metacrine Inc.	2,323	18
*	Aziyo Biologics Inc. Class A	1,174	16
*	Checkmate Pharmaceuticals Inc.	967	14
*	4D Molecular Therapeutics, Inc.	308	13
*,1	Nobilis Health Corp.	50,453	—
			4,420,818
Industrials (13.7%)
	Visa Inc. Class A	1,445,475	316,169
	Mastercard Inc. Class A	759,563	271,118
*	PayPal Holdings Inc.	1,000,243	234,257
	Accenture plc Class A	541,047	141,327
	Honeywell International Inc.	598,672	127,338
	Union Pacific Corp.	575,487	119,828
	Boeing Co.	481,822	103,139
	United Parcel Service Inc. Class B	610,661	102,835
	Raytheon Technologies Corp.	1,295,418	92,635
	3M Co.	492,375	86,062
	Caterpillar Inc.	463,872	84,434
	General Electric Co.	7,473,287	80,712
	Fidelity National Information Services Inc.	529,924	74,963
	Lockheed Martin Corp.	203,095	72,095
*	Square Inc. Class A	327,508	71,279
	Deere & Co.	240,856	64,802
	American Express Co.	515,959	62,385
	Automatic Data Processing Inc.	347,856	61,292
	CSX Corp.	653,204	59,278
*	Fiserv Inc.	486,607	55,405
	Global Payments Inc.	255,486	55,037
	FedEx Corp.	201,713	52,369
	Norfolk Southern Corp.	216,810	51,516
	Sherwin-Williams Co.	69,854	51,336
	Illinois Tool Works Inc.	243,211	49,586
	DuPont de Nemours Inc.	625,778	44,499
	Emerson Electric Co.	509,983	40,987
	Eaton Corp. plc	339,754	40,818
	Northrop Grumman Corp.	128,094	39,033
	Capital One Financial Corp.	389,758	38,528
	General Dynamics Corp.	207,810	30,926
	Parker-Hannifin Corp.	109,693	29,881
	Trane Technologies plc	204,829	29,733
	PPG Industries Inc.	201,532	29,065
	Verisk Analytics Inc. Class A	138,956	28,846
	Johnson Controls International plc	618,001	28,793
	Cummins Inc.	126,453	28,717
	Carrier Global Corp.	739,258	27,885
*	TransDigm Group Inc.	44,068	27,271
	Cintas Corp.	75,697	26,756
	Ball Corp.	279,676	26,060
	Paychex Inc.	276,363	25,752

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	PACCAR Inc.	296,045	25,543
	Otis Worldwide Corp.	370,317	25,015
	Rockwell Automation Inc.	99,196	24,879
	Stanley Black & Decker Inc.	136,763	24,420
	AMETEK Inc.	196,334	23,745
*	Mettler-Toledo International Inc.	20,302	23,138
*	Keysight Technologies Inc.	158,200	20,897
	Equifax Inc.	103,793	20,015
*	FleetCor Technologies Inc.	71,179	19,420
	Fortive Corp.	273,603	19,377
	Old Dominion Freight Line Inc.	90,151	17,596
*	Zebra Technologies Corp. Class A	45,458	17,471
	Vulcan Materials Co.	112,743	16,721
	Synchrony Financial	471,820	16,377
	Kansas City Southern	80,058	16,342
	TransUnion	162,361	16,109
	WW Grainger Inc.	38,969	15,913
	Xylem Inc.	152,948	15,569
	Dover Corp.	122,501	15,466
	Martin Marietta Materials Inc.	52,906	15,024
*	Ingersoll Rand Inc.	321,384	14,642
*	Trimble Inc.	213,728	14,271
*	United Rentals Inc.	61,513	14,265
	Expeditors International of Washington Inc.	144,162	13,711
*	Waters Corp.	53,102	13,139
	IDEX Corp.	64,603	12,869
	Masco Corp.	223,610	12,283
*	Teledyne Technologies Inc.	31,261	12,254
*	Generac Holdings Inc.	53,796	12,234
*	Fair Isaac Corp.	23,573	12,047
	Jacobs Engineering Group Inc.	110,161	12,003
*	Crown Holdings Inc.	114,924	11,515
	Westinghouse Air Brake Technologies Corp.	154,886	11,338
	Cognex Corp.	140,631	11,291
	Packaging Corp. of America	80,348	11,081
	CH Robinson Worldwide Inc.	115,974	10,886
	HEICO Corp. Class A	90,191	10,558
	Jack Henry & Associates Inc.	64,931	10,518
	Graco Inc.	143,615	10,391
	Booz Allen Hamilton Holding Corp. Class A	117,726	10,263
	RPM International Inc.	111,187	10,094
	JB Hunt Transport Services Inc.	72,010	9,840
	Westrock Co.	223,959	9,749
	Textron Inc.	195,208	9,434
	Howmet Aerospace Inc.	329,649	9,408
*	XPO Logistics Inc.	78,243	9,327
	Allegion plc	78,746	9,164
	Nordson Corp.	44,751	8,993
	Toro Co.	91,916	8,717
*	Bill.Com Holdings Inc.	62,418	8,520
	Quanta Services Inc.	118,265	8,517
*	Trex Co. Inc.	98,062	8,210
	Lennox International Inc.	29,482	8,077
	Snap-on Inc.	46,100	7,890
	Western Union Co.	353,692	7,760

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	WEX Inc.	37,698	7,673
	Pentair plc	141,879	7,532
	AptarGroup Inc.	55,013	7,531
	Hubbell Inc. Class B	46,411	7,277
	Owens Corning	92,712	7,024
	Carlisle Cos. Inc.	44,932	7,017
*	Sensata Technologies Holding plc	133,042	7,017
	MKS Instruments Inc.	46,492	6,995
*	Axon Enterprise Inc.	54,627	6,693
	Genpact Ltd.	161,645	6,686
*	Paylocity Holding Corp.	32,427	6,677
*	Berry Global Group Inc.	114,570	6,438
*	AECOM	129,020	6,423
	Watsco Inc.	28,203	6,389
	A O Smith Corp.	114,503	6,277
	Woodward Inc.	51,008	6,199
*	Euronet Worldwide Inc.	42,721	6,191
*	Middleby Corp.	47,580	6,134
	Sealed Air Corp.	132,640	6,074
	Donaldson Co. Inc.	107,819	6,025
	Lincoln Electric Holdings Inc.	50,624	5,885
	Huntington Ingalls Industries Inc.	34,514	5,884
	Robert Half International Inc.	91,520	5,718
	ITT Inc.	72,579	5,590
	Knight-Swift Transportation Holdings Inc.	129,611	5,420
	AGCO Corp.	51,331	5,292
*	Axalta Coating Systems Ltd.	183,403	5,236
	Littelfuse Inc.	20,536	5,230
	Tetra Tech Inc.	45,027	5,213
	Brunswick Corp.	67,135	5,118
*	TopBuild Corp.	27,677	5,095
	Sonoco Products Co.	84,341	4,997
	Oshkosh Corp.	57,633	4,960
	FLIR Systems Inc.	112,318	4,923
	CoreLogic Inc.	63,606	4,918
	BWX Technologies Inc.	81,177	4,893
	MSA Safety Inc.	31,326	4,680
	MDU Resources Group Inc.	171,068	4,506
	Landstar System Inc.	32,945	4,436
	ManpowerGroup Inc.	49,027	4,421
*	Mercury Systems Inc.	48,077	4,234
	EMCOR Group Inc.	45,964	4,204
	Regal Beloit Corp.	34,049	4,182
	Curtiss-Wright Corp.	35,600	4,142
	Flowserve Corp.	112,066	4,130
	Air Lease Corp. Class A	92,803	4,122
	Allison Transmission Holdings Inc.	95,503	4,119
*	Builders FirstSource Inc.	100,131	4,086
	Exponent Inc.	44,290	3,987
*	Saia Inc.	22,032	3,983
	Graphic Packaging Holding Co.	228,576	3,872
	Acuity Brands Inc.	31,918	3,865
*	Vontier Corp.	114,413	3,821
	MAXIMUS Inc.	52,064	3,811
	KBR Inc.	119,001	3,681

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ACI Worldwide Inc.	95,165	3,657
*	Chart Industries Inc.	30,890	3,639
	Eagle Materials Inc.	35,831	3,631
*	ASGN Inc.	43,060	3,597
	Spirit AeroSystems Holdings Inc. Class A	90,359	3,532
	Louisiana-Pacific Corp.	94,404	3,509
*	Proto Labs Inc.	22,766	3,492
*	FTI Consulting Inc.	31,035	3,467
	Simpson Manufacturing Co. Inc.	36,906	3,449
	nVent Electric plc	146,607	3,414
*	WESCO International Inc.	43,398	3,407
*	Aerojet Rocketdyne Holdings Inc.	63,074	3,333
*	Colfax Corp.	86,874	3,322
	Crane Co.	41,729	3,241
	Advanced Drainage Systems Inc.	38,498	3,218
*	Itron Inc.	33,294	3,193
*	MasTec Inc.	46,038	3,139
*	Coherent Inc.	20,847	3,127
*	BMC Stock Holdings Inc.	57,882	3,107
	John Bean Technologies Corp.	27,224	3,100
*	WillScot Mobile Mini Holdings Corp. Class A	133,810	3,100
	Valmont Industries Inc.	17,713	3,099
	EnerSys	37,157	3,086
	Altra Industrial Motion Corp.	55,601	3,082
*	Bloom Energy Corp. Class A	107,102	3,070
	Armstrong World Industries Inc.	40,464	3,010
	Brink's Co.	40,899	2,945
	Alliance Data Systems Corp.	39,379	2,918
	Ryder System Inc.	46,792	2,890
	Watts Water Technologies Inc. Class A	23,631	2,876
*	Kratos Defense & Security Solutions Inc.	101,809	2,793
*	AMN Healthcare Services Inc.	40,750	2,781
*	TriNet Group Inc.	34,219	2,758
	Triton International Ltd.	56,711	2,751
	MSC Industrial Direct Co. Inc. Class A	32,551	2,747
	UniFirst Corp.	12,496	2,645
*,1	Virgin Galactic Holdings Inc.	110,224	2,616
	Applied Industrial Technologies Inc.	33,435	2,608
*	Kirby Corp.	50,221	2,603
	Insperity Inc.	31,635	2,576
	Kennametal Inc.	70,961	2,572
*	Resideo Technologies Inc.	120,529	2,562
	GATX Corp.	29,833	2,482
	EVERTEC Inc.	62,502	2,458
	Silgan Holdings Inc.	65,303	2,421
	Badger Meter Inc.	25,438	2,393
	AAON Inc.	35,455	2,362
	Macquarie Infrastructure Corp.	62,844	2,360
*	AZEK Co. Inc. Class A	61,283	2,356
*	Shift4 Payments Inc. Class A	31,028	2,340
*	Livent Corp.	124,082	2,338
	ESCO Technologies Inc.	22,365	2,309
*	ExlService Holdings Inc.	27,095	2,307
*,1	Nikola Corp.	148,992	2,274
	Franklin Electric Co. Inc.	32,119	2,223

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	HB Fuller Co.	42,536	2,207
	Hillenbrand Inc.	54,646	2,175
*	Green Dot Corp. Class A	38,794	2,165
*,3	API Group Corp.	118,057	2,143
	Barnes Group Inc.	42,228	2,141
	Matson Inc.	37,454	2,134
*	Masonite International Corp.	21,655	2,130
	Brady Corp. Class A	40,058	2,116
	ManTech International Corp. Class A	23,592	2,098
	ABM Industries Inc.	54,324	2,056
	Korn Ferry	46,949	2,042
	Terex Corp.	58,443	2,039
	Moog Inc. Class A	25,469	2,020
*	Dycom Industries Inc.	26,464	1,999
*	Summit Materials Inc. Class A	99,399	1,996
	Albany International Corp. Class A	27,154	1,994
*	SPX FLOW Inc.	34,215	1,983
*	Installed Building Products Inc.	19,360	1,973
	Maxar Technologies Inc.	51,113	1,972
*	Gibraltar Industries Inc.	27,119	1,951
*	SPX Corp.	35,396	1,931
*	Pluralsight Inc. Class A	92,004	1,928
	Werner Enterprises Inc.	49,153	1,928
	Trinity Industries Inc.	72,358	1,910
*	Beacon Roofing Supply Inc.	47,412	1,905
	Forward Air Corp.	24,523	1,884
*	Navistar International Corp.	42,786	1,881
*	Allegheny Technologies Inc.	111,419	1,868
*,1	Workhorse Group Inc.	93,532	1,850
	HEICO Corp.	13,127	1,738
	Federal Signal Corp.	52,051	1,727
	Fluor Corp.	106,151	1,695
	Cubic Corp.	27,310	1,694
	Mueller Water Products Inc. Class A	136,007	1,684
	Belden Inc.	39,917	1,673
*	Meritor Inc.	59,678	1,666
*	Atkore International Group Inc.	40,128	1,650
*	AeroVironment Inc.	18,539	1,611
	O-I Glass Inc.	133,656	1,591
*	Hub Group Inc. Class A	27,791	1,584
*	Verra Mobility Corp. Class A	116,532	1,564
*	Vicor Corp.	16,802	1,549
*	Repay Holdings Corp.	56,285	1,534
	Otter Tail Corp.	35,812	1,526
*	Welbilt Inc.	114,332	1,509
*	Air Transport Services Group Inc.	47,920	1,502
*,1	Velodyne Lidar Inc.	65,397	1,492
*	JELD-WEN Holding Inc.	58,459	1,483
*	CryoPort Inc.	33,724	1,480
	CSW Industrials Inc.	13,110	1,467
*	Herc Holdings Inc.	22,097	1,467
	Comfort Systems USA Inc.	27,725	1,460
	McGrath RentCorp.	21,189	1,422
	Kadant Inc.	9,936	1,401
	Kaman Corp.	23,745	1,357

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Helios Technologies Inc.	24,944	1,329
	Alamo Group Inc.	9,613	1,326
	Patrick Industries Inc.	19,337	1,322
*	Hyliion Holdings Corp.	79,511	1,310
	EnPro Industries Inc.	17,198	1,299
	Greif Inc. Class A	27,570	1,292
*	American Woodmark Corp.	13,748	1,290
*	CBIZ Inc.	47,366	1,260
	Lindsay Corp.	9,780	1,256
*	OSI Systems Inc.	13,474	1,256
*	Atlas Air Worldwide Holdings Inc.	22,736	1,240
	Mesa Laboratories Inc.	4,241	1,216
*	Huron Consulting Group Inc.	20,468	1,207
*	TriMas Corp.	37,768	1,196
*	FARO Technologies Inc.	16,698	1,179
	ICF International Inc.	15,529	1,154
*	Sykes Enterprises Inc.	30,505	1,149
	Enerpac Tool Group Corp. Class A	50,814	1,149
	Astec Industries Inc.	19,679	1,139
*	Cimpress plc	12,956	1,137
	Primoris Services Corp.	40,574	1,120
*	GMS Inc.	36,566	1,115
	Tennant Co.	15,780	1,107
	Encore Wire Corp.	17,991	1,090
	AAR Corp.	29,989	1,086
*	Ferro Corp.	73,805	1,080
*	Evo Payments Inc. Class A	39,906	1,078
*	Advantage Solutions Inc.	80,526	1,061
	TTEC Holdings Inc.	14,361	1,047
	Granite Construction Inc.	39,084	1,044
*	Cardtronics plc Class A	29,470	1,040
	Deluxe Corp.	35,501	1,037
	AZZ Inc.	21,844	1,036
	Raven Industries Inc.	31,198	1,032
	Schneider National Inc. Class B	49,581	1,026
	MTS Systems Corp.	17,513	1,019
*	PGT Innovations Inc.	49,384	1,004
	Greenbrier Cos. Inc.	27,322	994
	ADT Inc.	126,560	993
	Griffon Corp.	43,777	892
	Marten Transport Ltd.	51,739	891
	Shyft Group Inc.	30,432	864
	ArcBest Corp.	20,117	858
	H&E Equipment Services Inc.	28,764	857
*	MYR Group Inc.	14,059	845
*,1	Eos Energy Enterprises Inc.	40,101	836
*	Parsons Corp.	22,881	833
	Douglas Dynamics Inc.	19,158	819
	Heartland Express Inc.	44,973	814
	Standex International Corp.	10,387	805
	Columbus McKinnon Corp.	20,746	797
*	Construction Partners Inc. Class A	25,638	746
	Kforce Inc.	17,507	737
	Apogee Enterprises Inc.	23,229	736
*	SEACOR Holdings Inc.	17,339	719

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NV5 Global Inc.	9,073	715
*	Great Lakes Dredge & Dock Corp.	53,866	709
*	CIRCOR International Inc.	18,274	702
*	Vivint Smart Home Inc.	33,627	698
	Wabash National Corp.	39,035	673
*	Conduent Inc.	137,690	661
	Myers Industries Inc.	31,470	654
	Chase Corp.	6,381	645
	Argan Inc.	14,028	624
*	SP Plus Corp.	21,612	623
*	Paya Holdings Inc. Class A	44,136	599
*	US Concrete Inc.	14,971	598
	Kelly Services Inc. Class A	28,899	594
*	Echo Global Logistics Inc.	21,578	579
*	Modine Manufacturing Co.	45,933	577
*	Energy Recovery Inc.	42,005	573
*	BrightView Holdings Inc.	37,305	564
	Quanex Building Products Corp.	25,331	562
*	Pactiv Evergreen Inc.	30,531	554
*	TrueBlue Inc.	29,172	545
	Triumph Group Inc.	42,730	537
	Gorman-Rupp Co.	16,118	523
*	Vectrus Inc.	10,521	523
	Hyster-Yale Materials Handling Inc.	8,418	501
*	Gates Industrial Corp. plc	39,241	501
*	PAE Inc.	53,161	488
*	Thermon Group Holdings Inc.	31,170	487
	Cass Information Systems Inc.	12,483	486
	Heidrick & Struggles International Inc.	16,443	483
*	Tutor Perini Corp.	36,837	477
*	Cornerstone Building Brands Inc.	51,155	475
*	Ducommun Inc.	8,523	458
	CAI International Inc.	14,510	453
*	USA Technologies, Inc.	43,243	453
*	Lydall Inc.	14,860	446
	Barrett Business Services Inc.	6,526	445
*	Sterling Construction Co. Inc.	23,837	444
*	Forterra Inc.	25,702	442
*	Manitowoc Co. Inc.	33,165	441
	Ennis Inc.	24,329	434
*	Aegion Corp. Class A	22,602	429
*	Donnelley Financial Solutions Inc.	23,987	407
	Miller Industries Inc.	10,598	403
*	Willdan Group Inc.	9,580	399
	Insteel Industries Inc.	17,239	384
*	Ranpak Holdings Corp. Class A	28,456	382
*	Aspen Aerogels Inc.	21,729	363
	International Seaways Inc.	22,030	360
	Resources Connection Inc.	28,373	357
*	Foundation Building Materials Inc.	18,470	355
	CRA International Inc.	6,909	352
*	IES Holdings Inc.	7,584	349
	VSE Corp.	8,973	345
*	Titan Machinery Inc.	17,236	337
	Kronos Worldwide Inc.	22,252	332

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Montrose Environmental Group Inc.	10,378	321
*	Vishay Precision Group Inc.	10,122	319
*	DXP Enterprises Inc.	14,200	316
*	Cross Country Healthcare Inc.	34,041	302
	Allied Motion Technologies Inc.	5,837	298
*	Team Inc.	27,084	295
*	Astronics Corp.	20,376	270
*	Blue Bird Corp.	14,751	269
*	UFP Technologies Inc.	5,711	266
*	ShotSpotter Inc.	7,009	264
	Park Aerospace Corp.	18,757	252
	Titan International Inc.	50,392	245
*	Napco Security Technologies Inc.	9,319	244
	Powell Industries Inc.	8,182	241
	Park-Ohio Holdings Corp.	7,777	240
*	I3 Verticals Inc. Class A	7,213	239
*	GreenSky Inc. Class A	50,432	234
	U.S. Lime & Minerals Inc.	2,017	230
*	Northwest Pipe Co.	7,943	225
*	YRC Worldwide Inc.	50,867	225
	LSI Industries Inc.	26,063	223
*	BlueLinx Holdings Inc.	7,532	220
*	CECO Environmental Corp.	31,330	218
*	Franklin Covey Co.	9,694	216
*	Lawson Products Inc.	4,248	216
*	Luna Innovations Inc.	21,870	216
*	Daseke Inc.	35,353	205
*	Commercial Vehicle Group Inc.	23,373	202
*	Orion Energy Systems Inc.	20,324	201
*	Atlanticus Holdings Corp.	8,009	197
*	Transcat Inc.	5,606	194
*	Veritiv Corp.	9,213	192
	REV Group Inc.	21,432	189
*	Radiant Logistics Inc.	31,230	181
*	Broadwind Inc.	22,627	179
*	Covenant Logistics Group Inc. Class A	11,450	170
*	Horizon Global Corp.	19,524	168
	Hurco Cos. Inc.	5,589	168
	Universal Logistics Holdings Inc.	8,048	166
*	GP Strategies Corp.	13,415	159
*	Acacia Research Corp.	39,032	154
*	Overseas Shipholding Group Inc. Class A	71,987	154
	Graham Corp.	10,052	153
*	PRGX Global Inc.	19,299	147
	RR Donnelley & Sons Co.	60,342	136
*	Select Interior Concepts Inc. Class A	19,027	136
*	ExOne Co.	14,278	136
*	Alpha Pro Tech Ltd.	12,073	135
*	Orion Group Holdings Inc.	27,064	134
*	Mistras Group Inc.	16,678	129
	BG Staffing Inc.	9,519	128
*	Eagle Bulk Shipping Inc.	6,742	128
*	Core Molding Technologies Inc.	9,054	127
*	Information Services Group Inc.	38,221	125
*	ServiceSource International Inc.	70,191	124

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Wrap Technologies Inc.	25,494	123
*	MICT Inc.	58,824	122
*	US Xpress Enterprises Inc. Class A	17,513	120
*	Gencor Industries Inc.	9,715	119
*	L B Foster Co. Class A	7,870	118
*	PFSweb Inc.	17,422	117
	Quad/Graphics Inc.	29,374	112
*	EVI Industries Inc.	3,692	110
*	Paysign Inc.	22,281	103
*	Limbach Holdings Inc.	8,177	101
*	Nesco Holdings Inc.	13,761	101
*	LightPath Technologies Inc. Class A	25,635	100
	Innovative Solutions and Support Inc.	14,876	97
*	Babcock & Wilcox Enterprises Inc.	27,297	96
	Preformed Line Products Co.	1,407	96
*	Concrete Pumping Holdings Inc.	24,375	93
*	Infrastructure and Energy Alternatives Inc.	5,597	93
*	Willis Lease Finance Corp.	2,987	91
*	Huttig Building Products Inc.	24,527	90
*	Ultralife Corp.	13,266	86
*	DHI Group Inc.	38,150	85
*	Rekor Systems Inc.	10,277	83
*	Twin Disc Inc.	10,538	83
*,1	HC2 Holdings Inc.	25,298	82
*	General Finance Corp.	8,912	76
*	StarTek Inc.	9,990	75
*	Manitex International Inc.	12,574	65
*	Armstrong Flooring Inc.	15,731	60
*	Frequency Electronics Inc.	5,508	60
*	Target Hospitality Corp.	37,428	59
*	USA Truck Inc.	5,577	50
*,1	Digital Ally Inc.	17,524	41
*	Ballantyne Strong Inc.	19,745	40
*	Houston Wire & Cable Co.	14,504	40
	RF Industries Ltd.	8,155	40
*	Energous Corp.	21,774	39
*	LS Starrett Co. Class A	9,105	39
*	Hudson Global Inc.	3,398	36
*,1	Odyssey Marine Exploration Inc.	4,973	35
*	Perma-Pipe International Holdings Inc.	5,795	35
*	Air T Inc. Warrants Exp. 1/15/21	8,708	2
			4,504,897
Other (0.0%)
	Lument Finance Trust Inc.	27,115	89
[2]	Alder Biopharmaceuticals Inc.	90,957	80
*	Great Elm Group Inc.	18,596	51
[2]	Tobira Therapeutics	4,500	20
[2]	Ambit Biosciences Corp.	29,736	18
[2]	Escalation ware India	58,489	16
	Geron Corp. Warrant Exp. 12/31/25	73,748	11
	Kadmon Holdings inc. Warrants Exp. 9/29/22	25,728	8
[2]	Omthera Pharmaceutical Inc.	31,662	8
[2]	Media General Inc. CVR	175,133	7
[1]	Pulse Biosciences Inc. Warrants Exp. 5/14/25	408	7
[2]	Contra Aduro Biotech I	11,427	7

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
[2]	Newsstar Financial Inc. CVR	36,657	3
[2]	Alexza Pharmaceuticals	80,591	3
[2]	Elanco Animal Health Inc.	67,232	2
*,2	Synergy Pharmaceuticals Inc.	412,534	2
[2]	Contra Miragen Therape	67,673	1
[2]	Progenics Pharmaceuticals Inc.	106,497	—
[2]	Clinical Data CVR	29,879	—
*,2	Ditech Holding Corp. Warrants Exp. 2/9/28	3,340	—
*,2	Frontier Financial Corp.	1	—
*,1,2	Harvest Natural Resources Inc.	27,025	—
*	Talos Energy Inc. Warrants Exp. 2/28/21	725	—
[1,2]	Biosante Pharmaceutical Warrants	156,953	—
			333
Real Estate (3.4%)
	American Tower Corp.	379,544	85,192
	Prologis Inc.	630,800	62,866
	Crown Castle International Corp.	368,508	58,663
	Equinix Inc.	76,159	54,391
	Digital Realty Trust Inc.	239,282	33,382
*	CoStar Group Inc.	33,623	31,077
	Public Storage	127,086	29,348
	SBA Communications Corp. Class A	94,903	26,775
	Simon Property Group Inc.	277,244	23,643
	Welltower Inc.	355,813	22,993
	Weyerhaeuser Co.	636,787	21,351
	Alexandria Real Estate Equities Inc.	115,520	20,588
	AvalonBay Communities Inc.	118,582	19,024
	Equity Residential	317,151	18,801
	Realty Income Corp.	299,763	18,636
*	CBRE Group Inc. Class A	270,494	16,965
	Ventas Inc.	319,528	15,670
*	Zillow Group Inc. Class C	109,981	14,276
	Invitation Homes Inc.	475,844	14,133
	Sun Communities Inc.	91,877	13,961
	Healthpeak Properties Inc.	454,730	13,746
	Essex Property Trust Inc.	55,366	13,145
	Extra Space Storage Inc.	110,700	12,826
	Duke Realty Corp.	317,762	12,701
	Mid-America Apartment Communities Inc.	97,454	12,346
	VICI Properties Inc.	456,281	11,635
	Boston Properties Inc.	118,837	11,234
	WP Carey Inc.	149,244	10,534
	Medical Properties Trust Inc.	457,218	9,963
	UDR Inc.	249,754	9,598
	Equity LifeStyle Properties Inc.	140,523	8,904
	Host Hotels & Resorts Inc.	595,685	8,715
	Camden Property Trust	83,059	8,299
	Gaming and Leisure Properties Inc.	188,804	8,005
	CyrusOne Inc.	103,251	7,553
	Iron Mountain Inc.	246,567	7,269
*	Zillow Group Inc. Class A	52,946	7,197
	Americold Realty Trust	190,037	7,094
	VEREIT Inc.	184,288	6,964
	Omega Healthcare Investors Inc.	191,390	6,951
	American Homes 4 Rent Class A	228,921	6,868

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	STORE Capital Corp.	201,492	6,847
*	RealPage Inc.	78,117	6,815
	Regency Centers Corp.	144,737	6,599
	Jones Lang LaSalle Inc.	43,450	6,447
	Lamar Advertising Co. Class A	73,612	6,126
	National Retail Properties Inc.	149,557	6,120
	Vornado Realty Trust	154,635	5,774
*	Redfin Corp.	83,318	5,718
	CubeSmart	168,078	5,649
	Kilroy Realty Corp.	98,369	5,646
	Federal Realty Investment Trust	65,272	5,556
	Rexford Industrial Realty Inc.	110,173	5,411
	Kimco Realty Corp.	350,126	5,255
	Healthcare Trust of America Inc. Class A	186,896	5,147
	American Campus Communities Inc.	118,506	5,068
	Life Storage Inc.	41,524	4,958
*	Apartment Income REIT Corp.	127,651	4,903
	EastGroup Properties Inc.	33,434	4,616
	First Industrial Realty Trust Inc.	108,936	4,589
	CoreSite Realty Corp.	36,556	4,580
	Cousins Properties Inc.	128,131	4,292
	STAG Industrial Inc.	134,235	4,204
	Brixmor Property Group Inc.	247,420	4,095
	Douglas Emmett Inc.	139,950	4,084
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	61,723	3,915
	Spirit Realty Capital Inc.	92,046	3,697
	SL Green Realty Corp.	61,871	3,686
	Park Hotels & Resorts Inc.	205,644	3,527
	Highwoods Properties Inc.	88,120	3,492
	Rayonier Inc.	118,440	3,480
	Innovative Industrial Properties Inc.	18,839	3,450
	Healthcare Realty Trust Inc.	114,061	3,376
	QTS Realty Trust Inc. Class A	54,189	3,353
	Terreno Realty Corp.	57,161	3,344
	JBG SMITH Properties	104,697	3,274
	Agree Realty Corp.	46,824	3,118
	Physicians Realty Trust	172,924	3,078
	Hudson Pacific Properties Inc.	125,672	3,019
	Sabra Health Care REIT Inc.	171,393	2,977
*	Howard Hughes Corp.	37,189	2,935
	Ryman Hospitality Properties Inc.	42,952	2,910
	PotlatchDeltic Corp.	52,802	2,641
	Equity Commonwealth	96,651	2,637
	National Health Investors Inc.	36,386	2,517
	Lexington Realty Trust	236,448	2,511
	Corporate Office Properties Trust	94,334	2,460
	Outfront Media Inc.	125,366	2,452
	PS Business Parks Inc.	17,755	2,359
	Uniti Group Inc.	199,177	2,336
	Apple Hospitality REIT Inc.	174,281	2,250
	Pebblebrook Hotel Trust	115,371	2,169
	EPR Properties	65,372	2,125
	Weingarten Realty Investors	97,204	2,106
	Colony Capital Inc.	420,222	2,021
	Sunstone Hotel Investors Inc.	177,125	2,007

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	RLJ Lodging Trust	139,885	1,979
	Kennedy-Wilson Holdings Inc.	108,763	1,946
	Essential Properties Realty Trust Inc.	88,809	1,883
	Four Corners Property Trust Inc.	62,833	1,871
	CareTrust REIT Inc.	83,683	1,856
	National Storage Affiliates Trust	47,263	1,703
	Piedmont Office Realty Trust Inc. Class A	104,051	1,689
	Service Properties Trust	144,409	1,659
	Brandywine Realty Trust	134,925	1,607
	Washington REIT	74,013	1,601
	Retail Properties of America Inc. Class A	186,673	1,598
	DiamondRock Hospitality Co.	179,856	1,484
	Easterly Government Properties Inc.	64,457	1,460
*	Cushman & Wakefield plc	97,643	1,448
	Paramount Group Inc.	155,692	1,407
	Columbia Property Trust Inc.	97,473	1,398
	Xenia Hotels & Resorts Inc.	91,522	1,391
	Global Net Lease Inc.	80,724	1,384
	Industrial Logistics Properties Trust	59,296	1,381
	Retail Opportunity Investments Corp.	100,279	1,343
	LTC Properties Inc.	34,259	1,333
	SITE Centers Corp.	130,136	1,317
[1]	Macerich Co.	120,260	1,283
	Monmouth Real Estate Investment Corp.	74,064	1,283
*	Realogy Holdings Corp.	96,150	1,261
*	Urban Edge Properties	97,452	1,261
	American Assets Trust Inc.	43,533	1,257
	Empire State Realty Trust Inc. Class A	134,859	1,257
	Kite Realty Group Trust	77,804	1,164
	Independence Realty Trust Inc.	83,688	1,124
*	Alexander & Baldwin Inc.	62,800	1,079
	Acadia Realty Trust	72,478	1,028
	St. Joe Co.	24,082	1,022
	Newmark Group Inc. Class A	136,910	998
	Safehold Inc.	13,066	947
	Office Properties Income Trust	40,533	921
	Diversified Healthcare Trust	217,975	898
	GEO Group Inc.	99,977	886
	Summit Hotel Properties Inc.	95,459	860
	Mack-Cali Realty Corp.	68,344	852
	Getty Realty Corp.	30,458	839
	Centerspace	10,500	819
	Community Healthcare Trust Inc.	17,146	808
	NexPoint Residential Trust Inc.	19,067	807
*	Marcus & Millichap Inc.	21,414	797
	Tanger Factory Outlet Centers Inc.	75,895	756
	Universal Health Realty Income Trust	11,417	734
	CoreCivic Inc.	108,937	714
	American Finance Trust Inc.	90,764	674
	Apartment Investment and Management Co. Class A	127,651	674
	RPT Realty	71,658	620
	Broadstone Net Lease Inc. Class A	31,015	607
	Front Yard Residential Corp.	37,091	601
	Colony Credit Real Estate Inc.	79,116	593
	RE/MAX Holdings Inc. Class A	15,808	574

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	RMR Group Inc. Class A	14,304	552
	Armada Hoffler Properties Inc.	48,904	549
	UMH Properties Inc.	35,956	532
	Alexander's Inc.	1,901	527
	Gladstone Commercial Corp.	27,738	499
	CatchMark Timber Trust Inc. Class A	52,328	490
	Chatham Lodging Trust	42,748	462
*,1	Seritage Growth Properties Class A	30,690	451
	Global Medical REIT Inc.	33,615	439
	Urstadt Biddle Properties Inc. Class A	30,845	436
	City Office REIT Inc.	44,516	435
[1]	Brookfield Property REIT Inc. Class A	27,691	414
	Franklin Street Properties Corp.	86,990	380
	Saul Centers Inc.	11,799	374
	Plymouth Industrial REIT Inc.	23,688	355
	Ares Commercial Real Estate Corp.	29,030	346
	New Senior Investment Group Inc.	62,677	325
*	Forestar Group Inc.	15,806	319
	Netstreit Corp.	16,165	315
	One Liberty Properties Inc.	14,636	294
	Whitestone REIT	36,139	288
	Hersha Hospitality Trust Class A	35,776	282
	CorePoint Lodging Inc.	38,813	267
*	Rafael Holdings Inc. Class B	11,307	264
	Preferred Apartment Communities Inc. Class A	35,507	263
	Bluerock Residential Growth REIT, Inc.	20,525	260
	Gladstone Land Corp.	17,654	258
*	FRP Holdings Inc.	5,636	257
*	Tejon Ranch Co.	17,368	251
	Farmland Partners Inc.	25,700	224
	Retail Value Inc.	14,655	218
	CTO Realty Growth Inc.	5,178	218
*	PICO Holdings Inc.	18,199	170
*	Stratus Properties Inc.	5,900	150
	Braemar Hotels & Resorts Inc.	29,196	135
*	Fathom Holdings, Inc.	3,726	134
	BRT Apartments Corp.	8,612	131
	Washington Prime Group Inc.	19,301	126
	Cedar Realty Trust Inc.	12,030	122
	CIM Commercial Trust Corp.	8,300	118
	Clipper Realty, Inc.	15,552	110
	Postal Realty Trust, Inc. Class A	6,139	104
	Ashford Hospitality Trust Inc.	40,174	104
	Alpine Income Property Trust Inc.	6,662	100
	Tiptree Inc.	19,509	98
	Pennsylvania REIT	94,340	94
*	Maui Land & Pineapple Co. Inc.	7,827	90
	CorEnergy Infrastructure Trust Inc.	12,142	83
	Sotherly Hotels Inc.	18,957	47
	Global Self Storage Inc.	8,627	35
*	Wheeler REIT Inc.	11,681	32
	Condor Hospitality Trust Inc.	7,582	30
*	Transcontinental Realty Investors Inc.	249	6
			1,099,302

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
Technology (26.1%)
	Apple Inc.	13,062,302	1,733,237
	Microsoft Corp.	6,454,678	1,435,649
*	Facebook Inc. Class A	2,052,276	560,600
*	Alphabet Inc. Class A	257,437	451,194
*	Alphabet Inc. Class C	238,629	418,049
	NVIDIA Corp.	502,016	262,153
*	Adobe Inc.	409,588	204,843
	Intel Corp.	3,499,052	174,323
*	salesforce.com Inc.	738,044	164,237
	Broadcom Inc.	345,363	151,217
	QUALCOMM Inc.	965,438	147,075
	Texas Instruments Inc.	783,999	128,678
	Oracle Corp.	1,543,243	99,832
	International Business Machines Corp.	760,906	95,783
*	Advanced Micro Devices Inc.	1,026,689	94,158
*	ServiceNow Inc.	166,527	91,661
	Intuit Inc.	212,995	80,906
*	Micron Technology Inc.	950,166	71,433
	Applied Materials Inc.	779,228	67,247
	Lam Research Corp.	122,847	58,017
*	Autodesk Inc.	187,090	57,126
*	Zoom Video Communications Inc. Class A	157,922	53,270
*	Snap Inc. Class A	948,384	47,486
	Analog Devices Inc.	315,536	46,614
*	Twilio Inc. Class A	119,667	40,507
	Roper Technologies Inc.	89,457	38,564
	Cognizant Technology Solutions Corp. Class A	456,328	37,396
*	Workday Inc. Class A	153,548	36,792
*	Twitter Inc.	678,337	36,732
*	TE Connectivity Ltd.	281,657	34,100
	KLA Corp.	131,633	34,081
*	Synopsys Inc.	129,199	33,494
	Amphenol Corp. Class A	255,123	33,362
*	DocuSign Inc. Class A	150,039	33,354
*	Match Group Inc.	215,421	32,570
*	Cadence Design Systems Inc.	237,500	32,402
*	Crowdstrike Holdings Inc. Class A	149,452	31,657
	Microchip Technology Inc.	221,874	30,643
	Xilinx Inc.	209,102	29,644
	HP Inc.	1,171,595	28,810
*	Pinterest Inc. Class A	435,636	28,708
*	Palo Alto Networks Inc.	77,141	27,415
	Marvell Technology Group Ltd.	571,575	27,173
*	ANSYS Inc.	73,144	26,610
*	Okta Inc.	102,302	26,011
*	RingCentral Inc. Class A	67,645	25,635
	Corning Inc.	650,829	23,430
*	Splunk Inc.	136,737	23,230
	Skyworks Solutions Inc.	141,489	21,631
	Maxim Integrated Products Inc.	228,214	20,231
*	Coupa Software Inc.	58,706	19,896
*	Paycom Software Inc.	42,442	19,194
*	VeriSign Inc.	83,008	17,963
*	Fortinet Inc.	117,753	17,490

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Teradyne Inc.	141,645	16,982
*	Slack Technologies Inc. Class A	392,516	16,580
*	EPAM Systems Inc.	45,387	16,264
*	MongoDB Inc.	45,211	16,233
*	Qorvo Inc.	97,230	16,166
	CDW Corp.	121,162	15,968
*	Dell Technologies Class C	211,347	15,490
*	Tyler Technologies Inc.	34,242	14,947
*	Datadog Inc. Class A	151,079	14,872
*	HubSpot Inc.	37,215	14,754
*	Akamai Technologies Inc.	139,373	14,633
*	Zendesk Inc.	99,760	14,278
	Western Digital Corp.	247,547	13,712
	Citrix Systems Inc.	104,722	13,624
	SS&C Technologies Holdings Inc.	184,804	13,444
	Monolithic Power Systems Inc.	36,691	13,437
*	Arista Networks Inc.	45,158	13,122
	Hewlett Packard Enterprise Co.	1,095,132	12,977
*	Cloudflare Inc. Class A	168,826	12,829
	Leidos Holdings Inc.	121,089	12,729
*	Zscaler Inc.	62,577	12,497
	NetApp Inc.	188,083	12,459
*	Ceridian HCM Holding Inc.	113,832	12,130
*	IAC/Inter Active Corp.	64,035	12,125
*	GoDaddy Inc. Class A	143,646	11,915
*	Gartner Inc.	72,756	11,655
	Seagate Technology plc	185,799	11,549
*	ON Semiconductor Corp.	352,064	11,523
*	Black Knight Inc.	127,379	11,254
*	Avalara Inc.	68,079	11,226
	Entegris Inc.	115,272	11,078
*	PTC Inc.	89,828	10,744
*	Nuance Communications Inc.	241,946	10,667
	NortonLifeLock Inc.	480,003	9,974
*	Cree Inc.	93,483	9,900
*	Five9 Inc.	55,804	9,732
*,1	VMware Inc. Class A	67,722	9,499
*	F5 Networks Inc.	52,235	9,190
*	Guidewire Software Inc.	71,388	9,190
	Universal Display Corp.	36,191	8,317
*	Anaplan Inc.	107,936	7,755
*	Elastic NV	52,137	7,619
*	Aspen Technology Inc.	58,061	7,562
*	Inphi Corp.	44,840	7,195
*	Fastly Inc. Class A	79,397	6,937
*	Smartsheet Inc. Class A	98,770	6,844
*	Dynatrace Inc.	157,047	6,795
*	II-VI Inc.	89,228	6,778
*	Proofpoint Inc.	48,963	6,679
*	IPG Photonics Corp.	29,831	6,676
*	Arrow Electronics Inc.	64,414	6,267
*	Snowflake Inc. Class A	22,257	6,263
*	Blackline Inc.	44,144	5,888
*	Grubhub Inc.	78,818	5,854
*	Manhattan Associates Inc.	54,286	5,710

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Alteryx Inc. Class A	46,477	5,660
*	Dropbox Inc. Class A	254,824	5,655
	DXC Technology Co.	219,311	5,647
*	CACI International Inc. Class A	21,661	5,401
	CDK Global Inc.	103,103	5,344
*	Lattice Semiconductor Corp.	116,583	5,342
*	Nutanix Inc. Class A	167,046	5,324
*	Appian Corp. Class A	32,276	5,232
*	Q2 Holdings Inc.	40,899	5,175
	Jabil Inc.	112,479	4,784
*	Silicon Laboratories Inc.	37,262	4,745
	Science Applications International Corp.	50,094	4,741
*	Pure Storage Inc. Class A	202,469	4,578
	Pegasystems Inc.	33,733	4,495
*	Everbridge Inc.	30,135	4,492
*,1	Palantir Technologies Inc. Class A	189,081	4,453
	National Instruments Corp.	98,876	4,345
	Brooks Automation Inc.	63,077	4,280
*	FireEye Inc.	182,548	4,210
*	Varonis Systems Inc.	25,207	4,124
*	NCR Corp.	109,367	4,109
*	Semtech Corp.	56,004	4,037
	Power Integrations Inc.	48,903	4,003
*	Cirrus Logic Inc.	48,654	3,999
*	Alarm.com Holdings Inc.	38,267	3,959
*	Sailpoint Technologies Holdings Inc.	74,263	3,954
*	LiveRamp Holdings Inc.	53,193	3,893
	CMC Materials Inc.	25,178	3,809
	Vertiv Holdings Co. Class A	199,523	3,725
*	Rapid7 Inc.	40,661	3,666
*	Change Healthcare Inc.	195,795	3,652
*	J2 Global Inc.	37,054	3,620
*	Envestnet Inc.	43,491	3,579
*,1	DoorDash Inc. Class A	24,749	3,533
*	Concentrix Corp.	35,003	3,455
*	Qualys Inc.	27,855	3,395
*	SPS Commerce Inc.	30,500	3,312
*	Novanta Inc.	27,955	3,305
*	Verint Systems Inc.	49,054	3,295
*	Cerence Inc.	32,164	3,232
*	ZoomInfo Technologies Inc. Class A	66,821	3,223
	Xerox Holdings Corp.	137,625	3,192
*	LivePerson Inc.	50,125	3,119
*	Advanced Energy Industries Inc.	31,548	3,059
*	New Relic Inc.	46,736	3,057
*	Tenable Holdings Inc.	58,091	3,036
	Avnet Inc.	83,430	2,929
*	Schrodinger Inc.	36,352	2,878
	SYNNEX Corp.	35,003	2,851
*	Diodes Inc.	40,405	2,849
	Perspecta Inc.	117,693	2,834
*	Synaptics Inc.	29,114	2,807
*	FormFactor Inc.	64,249	2,764
*	Bandwidth Inc. Class A	17,977	2,763
*	Magnite Inc.	89,158	2,738

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Upwork Inc.	78,586	2,713
*	Workiva Inc. Class A	29,420	2,695
*	Ambarella Inc.	28,911	2,655
*	Cloudera Inc.	184,217	2,562
*	Rogers Corp.	16,406	2,548
*	SVMK Inc.	97,820	2,499
	Blackbaud Inc.	43,284	2,491
*	Appfolio Inc. Class A	13,752	2,476
*	MicroStrategy Inc. Class A	6,371	2,475
*	Fabrinet	31,537	2,447
*	Cargurus Inc.	76,282	2,420
	Vishay Intertechnology Inc.	116,093	2,404
*	Covetrus Inc.	82,276	2,365
*	Cornerstone OnDemand Inc.	53,005	2,334
*	Insight Enterprises Inc.	30,339	2,308
*	Box Inc. Class A	127,139	2,295
*	Medallia Inc.	68,577	2,278
*	Dun & Bradstreet Holdings Inc.	91,134	2,269
*	MaxLinear Inc.	58,248	2,224
*	MACOM Technology Solutions Holdings Inc. Class H	39,764	2,189
*	Altair Engineering Inc. Class A	35,347	2,056
*	CommVault Systems Inc.	36,619	2,028
*	Teradata Corp.	89,442	2,010
*	Plexus Corp.	25,299	1,979
*	Yelp Inc. Class A	60,467	1,975
*	Bottomline Technologies DE Inc.	36,074	1,903
	Xperi Holding Corp.	90,016	1,881
*	Allscripts Healthcare Solutions Inc.	129,088	1,864
*	PagerDuty Inc.	44,263	1,846
*	Onto Innovation Inc.	37,332	1,775
*	Sanmina Corp.	54,477	1,737
*	NetScout Systems Inc.	61,443	1,685
*	Rambus Inc.	96,427	1,684
*	PROS Holdings Inc.	32,797	1,665
*,1	C3.ai Inc. Class A	11,990	1,664
	Progress Software Corp.	36,411	1,645
	NIC Inc.	55,773	1,441
*	Domo Inc. Class B	21,837	1,393
*	Avaya Holdings Corp.	71,333	1,366
*	Calix Inc.	45,685	1,360
*	Yext Inc.	86,131	1,354
*	Perficient Inc.	28,188	1,343
	Cohu Inc.	34,417	1,314
	Switch Inc. Class A	80,270	1,314
	Shutterstock Inc.	17,903	1,284
*	Virtusa Corp.	24,312	1,243
*	TechTarget Inc.	21,001	1,241
	Methode Electronics Inc.	32,145	1,231
	CSG Systems International Inc.	27,260	1,229
*	Zuora Inc. Class A	86,426	1,204
*	Super Micro Computer Inc.	37,504	1,187
*	Vroom Inc.	28,430	1,165
*	PAR Technology Corp.	17,907	1,124
*	TTM Technologies Inc.	79,994	1,104
	Amkor Technology Inc.	72,713	1,097

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Eventbrite Inc. Class A	60,262	1,091
*	3D Systems Corp.	103,907	1,089
*	Ultra Clean Holdings Inc.	33,912	1,056
*	Unisys Corp.	50,792	1,000
*	Upland Software Inc.	21,534	988
	Pitney Bowes Inc.	157,586	971
*	nLight Inc.	29,611	967
*	ePlus Inc.	10,954	963
	CTS Corp.	28,023	962
*	Model N Inc.	26,626	950
	Simulations Plus Inc.	12,953	932
	Benchmark Electronics Inc.	33,327	900
*	BigCommerce Holdings Inc. Series 1	13,329	855
*	Sitime Corp.	7,471	836
*	nCino, Inc.	11,433	828
*	CEVA Inc.	18,049	821
*	Ping Identity Holding Corp.	28,498	816
*	Axcelis Technologies Inc.	27,929	813
	Ebix Inc.	21,317	809
*	Groupon Inc. Class A	21,032	799
*	SolarWinds Corp.	52,868	790
*	Duck Creek Technologies Inc.	18,040	781
*	Asana Inc. Class A	25,853	764
*	Veeco Instruments Inc.	43,756	760
*	Jamf Holding Corp.	25,007	748
*	ACM Research Inc. Class A	9,114	741
*	Agilysys Inc.	18,999	729
*	JFrog Ltd.	11,583	728
*	Blucora Inc.	44,264	704
*	Diebold Nixdorf Inc.	64,901	692
*	Ichor Holdings Ltd.	22,597	681
*	Sprout Social Inc. Class A	14,922	678
*,1	MicroVision Inc.	125,418	675
*	Impinj Inc.	16,056	672
*	Vertex Inc. Class A	19,096	666
*	Veritone Inc.	23,102	657
*	Allegro MicroSystems Inc.	24,497	653
*	Brightcove Inc.	35,454	652
*	Tucows Inc. Class A	8,645	639
*	OneSpan Inc.	30,864	638
*	ScanSource Inc.	23,686	625
*	PDF Solutions Inc.	28,249	610
*	Photronics Inc.	53,972	602
*	Digimarc Corp.	12,494	590
*	Mitek Systems Inc.	32,951	586
	QAD Inc. Class A	8,983	568
*,1	Cleanspark Inc.	19,450	565
*	Datto Holding Corp.	20,362	550
*	Arlo Technologies Inc.	67,578	526
*	Endurance International Group Holdings Inc.	52,907	500
*	Rackspace Technology Inc.	26,226	500
	American Software Inc. Class A	28,553	490
	McAfee Corp.Class A	28,509	476
*	Avid Technology Inc.	28,383	450
*	EverQuote Inc. Class A	11,992	448

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	PC Connection Inc.	9,424	446
*	Alpha & Omega Semiconductor Ltd.	18,699	442
*	Zix Corp.	50,987	440
*	A10 Networks Inc.	44,024	434
*	Forrester Research Inc.	9,481	397
*	Limelight Networks Inc.	97,550	389
*	Grid Dynamics Holdings Inc.	30,802	388
*	TrueCar Inc.	89,130	374
*	SMART Global Holdings Inc.	9,933	374
*	NeoPhotonics Corp.	40,572	369
*	Sumo Logic Inc.	12,901	369
*	Benefitfocus Inc.	25,408	368
*	Kimball Electronics Inc.	23,017	368
*	ChannelAdvisor Corp.	22,563	361
*	Mediaalpha Inc. Class A	8,388	328
	Computer Programs and Systems Inc.	12,157	326
*	DSP Group Inc.	18,934	314
*	AXT Inc.	31,140	298
*	Sciplay Corp. Class A	21,401	296
*	Intelligent Systems Corp.	6,933	278
	NVE Corp.	4,885	274
	Hackett Group Inc.	18,898	272
	VirnetX Holding Corp.	53,507	270
*	Atomera Inc.	15,974	257
*	Mohawk Group Holdings Inc.	12,779	220
*	GTY Technologies Holdings Inc.	42,017	218
*	Iteris Inc.	36,286	205
*	Immersion Corp.	18,110	204
*	Synchronoss Technologies Inc.	42,759	201
*	Waitr Holdings Inc.	72,347	201
*	Intellicheck, Inc.	14,706	168
*	eGain Corp.	14,040	166
	Daktronics Inc.	32,859	154
*	Unity Software Inc.	1,006	154
*	Kopin Corp.	61,632	150
	QAD Inc. Class B	3,097	150
*	Smith Micro Software Inc.	27,361	148
*	Innodata Inc.	27,064	143
*	Quantum Corp.	22,847	140
*	Intevac Inc.	18,754	135
*	Identiv Inc.	15,541	132
*	AudioEye, Inc.	5,086	131
*	CyberOptics Corp.	5,602	127
*	Telenav Inc.	26,654	125
*	Remark Holdings Inc.	64,944	123
*	Intrusion Inc.	6,811	120
*	Red Violet, Inc.	4,574	119
*	GSI Technology Inc.	15,882	118
*	comScore Inc.	46,679	116
*	Verb Technology Co. Inc.	70,423	116
*	IEC Electronics Corp.	7,911	107
*	PCTEL Inc.	16,184	106
*	SecureWorks Corp. Class A	7,362	105
*	Pixelworks Inc.	36,496	103
*	EMCORE Corp.	18,628	102

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	WidePoint Corp.	10,057	102
*,1	Net Element Inc.	7,246	101
*	Rimini Street Inc.	21,645	96
*	Computer Task Group Inc.	14,832	91
*	Amtech Systems Inc.	14,029	90
*	SharpSpring Inc.	5,432	88
*	Research Frontiers Inc.	30,521	86
*,1	XpresSpa Group Inc.	69,444	83
*	Everspin Technologies, Inc.	17,825	82
*	Zedge Inc. Class B	10,242	62
*	Key Tronic Corp.	8,842	61
*	Park City Group Inc.	12,115	58
*	Mastech Digital Inc.	3,641	58
	Richardson Electronics Ltd.	11,184	53
*	Issuer Direct Corp.	2,964	52
*	Aehr Test Systems	20,030	51
*	Beyond Air Inc.	8,538	45
	ARC Document Solutions Inc.	30,422	45
	Bentley Systems Inc. Class B	1,119	45
*,1	Boxlight Corp. Class A	28,991	44
*	PubMatic Inc. Class A	1,506	42
*	Evolving Systems Inc.	20,892	41
*	inTEST Corp.	6,184	40
	TransAct Technologies Inc.	5,596	40
*	eMagin Corp.	24,071	40
*	BSQUARE Corp.	25,292	38
*	Asure Software Inc.	5,180	37
*	Synacor Inc.	26,487	36
*	Support.com Inc.	15,883	35
*	NetSol Technologies Inc.	9,164	35
	CSP Inc.	4,375	34
*	Data I/O Corp.	8,084	33
*	CVD Equipment Corp.	7,295	26
			8,547,085
Telecommunications (3.3%)
	Verizon Communications Inc.	3,535,365	207,703
	Comcast Corp. Class A	3,898,356	204,274
	AT&T Inc.	6,083,140	174,951
	Cisco Systems Inc.	3,247,426	145,322
*	Charter Communications Inc. Class A	119,474	79,038
*	T-Mobile US Inc.	476,304	64,230
	L3Harris Technologies Inc.	179,207	33,874
*	Roku Inc.	92,982	30,872
	Motorola Solutions Inc.	144,452	24,566
*	Liberty Broadband Corp. Class C	118,468	18,762
	Cable One Inc.	4,648	10,354
	CenturyLink Inc.	938,583	9,151
*,1	Altice USA Inc. Class A	226,883	8,592
*	Ciena Corp.	131,125	6,930
*	DISH Network Corp. Class A	205,695	6,652
	Juniper Networks Inc.	281,888	6,345
*	Liberty Broadband Corp. Class A	40,077	6,315
*	Lumentum Holdings Inc.	64,334	6,099
*	Iridium Communications Inc.	101,235	3,981
*	Viavi Solutions Inc.	202,310	3,030

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	8x8 Inc.	86,275	2,974
*	Vonage Holdings Corp.	204,286	2,630
*	Acacia Communications Inc.	31,921	2,329
*	Comm Scope Holding Co. Inc.	170,811	2,289
	Cogent Communications Holdings Inc.	37,643	2,254
	Shenandoah Telecommunications Co.	41,291	1,786
*	ViaSat Inc.	53,330	1,741
	InterDigital Inc.	27,642	1,677
	Telephone and Data Systems Inc.	83,042	1,542
*	Infinera Corp.	142,150	1,490
	Ubiquiti Inc.	5,182	1,443
*,1	fuboTV Inc.	46,657	1,306
*,1	Inseego Corp.	70,605	1,092
*	Vocera Communications Inc.	26,133	1,085
*	NETGEAR Inc.	25,080	1,019
*	EchoStar Corp. Class A	41,036	870
	Plantronics Inc.	30,022	812
*	Extreme Networks Inc.	105,363	726
*	Cincinnati Bell Inc.	44,260	676
	ADTRAN Inc.	43,799	647
*	Radius Global Infrastructure Inc. Class A	45,855	589
*	Harmonic Inc.	75,678	559
*	ORBCOMM Inc.	71,657	532
*	WideOpenWest Inc.	48,400	516
*	Boingo Wireless Inc.	40,348	513
*	Digi International Inc.	23,873	451
	Comtech Telecommunications Corp.	21,289	440
*	Anterix Inc.	10,842	408
	ATN International Inc.	9,406	393
*	Ribbon Communications Inc.	52,060	342
*,1	Gogo Inc.	34,335	331
*	CalAmp Corp.	32,365	321
*	U.S. Cellular Corp.	10,062	309
*	Consolidated Communications Holdings Inc.	62,457	305
	Loral Space & Communications Inc.	12,664	266
*	Clearfield Inc.	10,271	254
*	Ooma Inc.	15,836	228
	Spok Holdings Inc.	19,120	213
	Alaska Communications Systems Group Inc.	53,585	198
*	Powerfleet Inc.	26,138	194
*,1	Globalstar Inc.	543,533	184
*	Airgain Inc.	10,184	181
*	Genasys Inc.	27,518	179
*	Hemisphere Media Group Inc. Class A	16,938	176
*	IDT Corp. Class B	14,069	174
*	KVH Industries Inc.	15,289	174
*	Aviat Networks Inc.	5,073	173
*	Cambium Networks Corp.	6,712	168
*,1	Applied Optoelectronics Inc.	17,785	151
*	DZS Inc.	9,326	144
*	Casa Systems Inc.	21,249	131
	Bel Fuse Inc. Class B	7,486	113
*	GTT Communications Inc.	30,670	110
*	Lantronix Inc.	20,747	92
*	RigNet Inc.	11,236	66

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Resonant Inc.	24,666	65
*	SeaChange International Inc.	39,652	56
	Network-1 Technologies Inc.	15,271	56
*	Otelco Inc. Class A	3,053	35
	Bel Fuse Inc. Class A	1,376	18
			1,091,237
Utilities (3.0%)
	NextEra Energy Inc.	1,673,810	129,135
	Duke Energy Corp.	629,139	57,604
	Southern Co.	902,976	55,470
*	Dominion Energy Inc.	697,664	52,464
	Waste Management Inc.	360,800	42,549
	American Electric Power Co. Inc.	424,564	35,354
	Exelon Corp.	831,249	35,095
	Sempra Energy	246,724	31,435
	Xcel Energy Inc.	449,223	29,950
	Eversource Energy	292,587	25,312
	Public Service Enterprise Group Inc.	431,685	25,167
	WEC Energy Group Inc.	268,793	24,737
	American Water Works Co. Inc.	154,687	23,740
	Waste Connections Inc.	224,434	23,020
	Consolidated Edison Inc.	292,364	21,129
	Edison International	322,104	20,235
	DTE Energy Co.	164,022	19,914
	PPL Corp.	651,568	18,374
	Republic Services Inc. Class A	176,132	16,962
	Entergy Corp.	169,697	16,943
	Ameren Corp.	209,932	16,387
*	PG&E Corp.	1,272,212	15,852
	CMS Energy Corp.	244,078	14,891
	FirstEnergy Corp.	460,783	14,105
	AES Corp.	568,079	13,350
*	Sunrun Inc.	159,037	11,034
	Alliant Energy Corp.	214,008	11,028
	Evergy Inc.	194,167	10,778
	Atmos Energy Corp.	107,214	10,231
	CenterPoint Energy Inc.	466,098	10,086
	Essential Utilities Inc.	207,524	9,814
	Vistra Corp.	418,211	8,222
	NRG Energy Inc.	208,817	7,841
	Pinnacle West Capital Corp.	96,354	7,704
	NiSource Inc.	327,532	7,514
	UGI Corp.	177,737	6,214
*	Stericycle Inc.	78,897	5,470
	OGE Energy Corp.	167,214	5,327
	IDACORP Inc.	42,479	4,079
	ONE Gas Inc.	45,932	3,526
	Ormat Technologies Inc.	37,896	3,421
	Portland General Electric Co.	78,032	3,337
	Black Hills Corp.	53,903	3,312
	PNM Resources Inc.	67,614	3,281
*	Clean Harbors Inc.	41,002	3,120
	Hawaiian Electric Industries Inc.	87,981	3,114
	National Fuel Gas Co.	75,021	3,086
	New Jersey Resources Corp.	78,632	2,795

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	ALLETE Inc.	44,871	2,779
	Spire Inc.	42,976	2,752
*	Southwest Gas Holdings Inc.	45,140	2,742
	NorthWestern Corp.	44,884	2,617
*	Sunnova Energy International Inc.	57,455	2,593
*	Casella Waste Systems Inc. Class A	40,868	2,532
*	Evoqua Water Technologies Corp.	91,437	2,467
	American States Water Co.	30,786	2,448
	Avangrid Inc.	52,980	2,408
	Avista Corp.	58,382	2,344
	California Water Service Group	43,081	2,328
	MGE Energy Inc.	31,118	2,179
	Clearway Energy Inc. Class C	58,530	1,869
	South Jersey Industries Inc.	83,485	1,799
	SJW Group	25,345	1,758
	Chesapeake Utilities Corp.	13,706	1,483
	Covanta Holding Corp.	102,342	1,344
	Northwest Natural Holding Co.	27,241	1,253
	Clearway Energy Inc. Class A	41,489	1,226
*	Harsco Corp.	67,467	1,213
	Middlesex Water Co.	15,294	1,108
	US Ecology Inc.	27,796	1,010
	Unitil Corp.	14,045	622
	York Water Co.	11,742	547
*	Heritage-Crystal Clean Inc.	15,609	329
	Artesian Resources Corp. Class A	7,562	280
*	Atlantic Power Corp.	94,453	198
*	Aqua Metals Inc.	65,269	196
*	Pure Cycle Corp.	16,672	187
*,1	Cadiz Inc.	16,180	172
	RGC Resources Inc.	6,282	149
	Global Water Resources Inc.	9,516	137
*	Sharps Compliance Corp.	13,484	127
	Genie Energy Ltd. Class B	14,713	106
	Spark Energy Inc. Class A	10,830	104
	Advanced Emissions Solutions Inc.	16,504	91
*	Perma-Fix Environmental Services Inc.	9,152	55
*	Fuel Tech Inc.	13,967	54
*	Charah Solutions Inc.	11,840	34
			971,148
Total Common Stocks (Cost $13,596,392)			32,576,956
Preferred Stock (0.0%)
*	Air T Funding Pfd. 8.000%, 6/7/49 (Cost $3)	165	4

Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund 0.111%	3,429,953	342,995

Institutional Total Stock Market Index Fund
		Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
[6]	U.S. Cash Management Bill, 0.081%, 5/18/21	5,300	5,298
[6]	U.S. Treasury Bill, 0.116%, 2/16/21	2,872	2,872
			8,170
Total Temporary Cash Investments (Cost $351,140)			351,165
Total Investments (100.5%) (Cost $13,947,535)			32,928,125
Other Assets and Liabilities—Net (-0.5%)			(158,709)
Net Assets (100%)			32,769,416
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $80,381,000.
2	Security value determined using significant unobservable inputs.
3	Certain of the fund's securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate value of these securities was $2,143,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $87,551,000 was received for securities on loan.
6	Securities with a value of $8,170,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2021	125	12,343	402
E-mini S&P 500 Index	March 2021	883	165,510	2,246
E-mini S&P Mid-Cap 400 Index	March 2021	30	6,911	200
				2,848

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $13,604,565)	32,585,130
Affiliated Issuers (Cost $342,970)	342,995
Total Investments in Securities	32,928,125
Investment in Vanguard	1,235
Cash	6,024
Cash Collateral Pledged—Futures Contracts	2,391
Receivables for Investment Securities Sold	270
Receivables for Accrued Income	24,492
Receivables for Capital Shares Issued	30,989
Variation Margin Receivable—Futures Contracts	1,099
Total Assets	32,994,625
Liabilities
Payables for Investment Securities Purchased	115,858
Collateral for Securities on Loan	87,551
Payables for Capital Shares Redeemed	21,309
Payables for Distributions	131
Payables to Vanguard	360
Total Liabilities	225,209
Net Assets	32,769,416
At December 31, 2020, net assets consisted of:

Paid-in Capital	13,811,371
Total Distributable Earnings (Loss)	18,958,045
Net Assets	32,769,416

Institutional Shares—Net Assets
Applicable to 9,215,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	681,596
Net Asset Value Per Share—Institutional Shares	$73.97

Institutional Plus Shares—Net Assets
Applicable to 433,848,304 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,087,820
Net Asset Value Per Share—Institutional Plus Shares	$73.96

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Year Ended December 31, 2020
($000)
Investment Income
Income
Dividends	644,195
Interest[1]	1,047
Securities Lending—Net	6,222
Total Income	651,464
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,352
Management and Administrative—Institutional Shares	140
Management and Administrative—Institutional Plus Shares	4,264
Marketing and Distribution—Institutional Shares	22
Marketing and Distribution—Institutional Plus Shares	330
Custodian Fees	271
Auditing Fees	30
Shareholders' Reports—Institutional Shares	4
Shareholders' Reports—Institutional Plus Shares	89
Trustees’ Fees and Expenses	20
Total Expenses	7,522
Net Investment Income	643,942
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	8,825,469
Futures Contracts	24,726
Realized Net Gain (Loss)	8,850,195
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(2,905,530)
Futures Contracts	(320)
Change in Unrealized Appreciation (Depreciation)	(2,905,850)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,588,287
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $761,000, $98,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $8,032,890,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2020 ($000)	2019 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	643,942	725,509
Realized Net Gain (Loss)	8,850,195	1,129,541
Change in Unrealized Appreciation (Depreciation)	(2,905,850)	8,311,492
Net Increase (Decrease) in Net Assets Resulting from Operations	6,588,287	10,166,542
Distributions[1]
Institutional Shares	(35,557)	(19,762)
Institutional Plus Shares	(1,661,023)	(1,187,970)
Return of Capital
Institutional Shares	(41,549)	—
Institutional Plus Shares	(1,940,947)	—
Total Distributions	(3,679,076)	(1,207,732)
Capital Share Transactions
Institutional Shares	(130,393)	85,436
Institutional Plus Shares	(11,368,319)	(1,429,894)
Net Increase (Decrease) from Capital Share Transactions	(11,498,712)	(1,344,458)
Total Increase (Decrease)	(8,589,501)	7,614,352
Net Assets
Beginning of Period	41,358,917	33,744,565
End of Period	32,769,416	41,358,917
1	Certain prior-period numbers have been reclassified to conform with the current-period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$68.66	$54.09	$59.47	$50.34	$45.94
Investment Operations
Net Investment Income	1.171[1]	1.182[1]	1.178[1]	1.013[1]	1.009
Net Realized and Unrealized Gain (Loss) on Investments	12.690	15.381	(4.186)	9.542	4.789
Total from Investment Operations	13.861	16.563	(3.008)	10.555	5.798
Distributions
Dividends from Net Investment Income	(1.325)	(1.245)	(1.185)	(1.025)	(1.016)
Distributions from Realized Capital Gains	(2.541)	(.748)	(1.187)	(.400)	(.382)
Distributions from Return of Capital	(4.685)	—	—	—	—
Total Distributions	(8.551)	(1.993)	(2.372)	(1.425)	(1.398)
Net Asset Value, End of Period	$73.97	$68.66	$54.09	$59.47	$50.34
Total Return	20.99%	30.86%	-5.15%	21.13%	12.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$682	$722	$494	$692	$664
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.72%	1.87%	1.94%	1.85%	2.08%
Portfolio Turnover Rate[2]	11%	5%	7%	7%	8%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$68.66	$54.09	$59.47	$50.35	$45.95
Investment Operations
Net Investment Income	1.143[1]	1.182[1]	1.191[1]	1.028[1]	1.021
Net Realized and Unrealized Gain (Loss) on Investments	12.715	15.387	(4.193)	9.528	4.788
Total from Investment Operations	13.858	16.569	(3.002)	10.556	5.809
Distributions
Dividends from Net Investment Income	(1.326)	(1.251)	(1.191)	(1.036)	(1.027)
Distributions from Realized Capital Gains	(2.543)	(.748)	(1.187)	(.400)	(.382)
Distributions from Return of Capital	(4.689)	—	—	—	—
Total Distributions	(8.558)	(1.999)	(2.378)	(1.436)	(1.409)
Net Asset Value, End of Period	$73.96	$68.66	$54.09	$59.47	$50.35
Total Return	20.99%	30.88%	-5.14%	21.13%	12.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,088	$40,637	$33,250	$42,862	$36,648
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.88%	1.95%	1.87%	2.10%
Portfolio Turnover Rate[2]	11%	5%	7%	7%	8%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Institutional Total Stock Market Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Institutional Total Stock Market Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2020, the fund had contributed to Vanguard capital in the amount of $1,235,000, representing less than 0.01% of the fund’s net assets and 0.49% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Institutional Total Stock Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	32,576,090	496	370	32,576,956
Preferred Stock	4	—	—	4
Temporary Cash Investments	342,995	8,170	—	351,165
Total	32,919,089	8,666	370	32,928,125
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,099	—	—	1,099
1	Represents variation margin on the last day of the reporting period.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and passive foreign investment companies were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	8,024,500
Total Distributable Earnings (Loss)	(8,024,500)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	18,958,045

Institutional Total Stock Market Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2020 Amount ($000)	2019 Amount ($000)
Ordinary Income*	739,407	830,061
Long-Term Capital Gains	957,173	377,671
Return of Capital	1,982,496	—
Total	3,679,076	1,207,732
*	Includes short-term capital gains, if any.
As of December 31, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,970,079
Gross Unrealized Appreciation	19,887,003
Gross Unrealized Depreciation	(928,958)
Net Unrealized Appreciation (Depreciation)	18,958,045
E.	During the year ended December 31, 2020, the fund purchased $3,951,851,000 of investment securities and sold $18,310,183,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $12,037,227,000, respectively, in connection with in-kind purchases and redemptions of the fund's captial shares.
F.	Capital share transactions for each class of shares were:

	Year Ended December 31,
	2020		2019
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	206,134	3,340	230,213	3,667
Issued in Lieu of Cash Distributions	55,101	785	14,193	218
Redeemed	(391,628)	(5,419)	(158,970)	(2,517)
Net Increase (Decrease)—Institutional Shares	(130,393)	(1,294)	85,436	1,368
Institutional Plus Shares
Issued	5,537,354	86,814	2,667,991	42,638
Issued in Lieu of Cash Distributions	3,379,392	48,473	1,135,554	17,479
Redeemed	(20,285,065)	(293,331)	(5,233,439)	(82,913)
Net Increase (Decrease)—Institutional Plus Shares	(11,368,319)	(158,044)	(1,429,894)	(22,796)
G.	Management has determined that no events or transactions occurred subsequent to December 31, 2020, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Total Stock Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Institutional Total Stock Market Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the "Fund”) as of December 31, 2020, the related statement of operations for the year ended December 31, 2020, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2020 and the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2020 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund
This information for the fiscal year ended December 31, 2020, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $957,173,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund distributed $599,587,000 of qualified dividend income to shareholders during the fiscal year.
The fund distributed $46,457,000 of qualified business income to shareholders during the fiscal year.
For corporate shareholders, 83.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. The Vanguard Institutional Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of the Vanguard Institutional Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Institutional Total Stock Market Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed and calculated without regard to Vanguard or the Vanguard Institutional Total Stock Market Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Institutional Total Stock Market Index Fund into consideration in determining, composing or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Institutional Total Stock Market Index Fund or the timing of the issuance or sale of Vanguard Institutional Total Stock Market Index Fund or in the determination or calculation of the equation by which Vanguard Institutional Total Stock Market Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Institutional Total Stock Market Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services) and the Lumina Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee (retired June 2020). Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020–present), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of the individual life and disability division of Guardian Life. Member of the board of the American Council of Life Insurers and the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, Catalyst, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board of advisors and member of the investment committee of the Museum of Fine Arts Boston. Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubenstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College, and trustee (2019–present) of the Folger Shakespeare Library.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Thomas J. Higgins
Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Joseph Brennan	James M. Norris
Mortimer J. Buckley	Thomas M. Rampulla
Gregory Davis	Karin A. Risi
John James	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Annuity and Insurance Services > 800-522-5555
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q8710 022021

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2020: $61,000
Fiscal Year Ended December 31, 2019: $68,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2020: $10,761,407
Fiscal Year Ended December 31, 2019: $9,568,215

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2020: $2,915,863
Fiscal Year Ended December 31, 2019: $3,012,031

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2020: $247,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2020: $115,000
Fiscal Year Ended December 31, 2019: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2020: $362,168
Fiscal Year Ended December 31, 2019: $357,238

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Institutional Index Fund and Vanguard Institutional Total Stock Market Index Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY: /s/ MORTIMER J. BUCKLEY*

___________________________

MORTIMER J. BUCKLEY

CHIEF EXECUTIVE OFFICER

Date: February 19, 2021

VANGUARD INSTITUTIONAL INDEX FUNDS

BY: /s/ JOHN BENDL*

___________________________

JOHN BENDL

CHIEF FINANCIAL OFFICER

Date: February 19, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on December 18, 2020 (see File Number 33-64845), Incorporated by Reference